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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7736

Janus Investment Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Asia Equity Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Contract Amounts		Value
Common Stocks – 95.3%
Airlines – 0.6%
China Southern Airlines Co., Ltd. - Class H	68,000	$52,471
Auto Components – 0.9%
Hyundai Mobis Co., Ltd.*	402	84,529
Automobiles – 5.8%
Astra International Tbk PT	143,700	62,569
Brilliance China Automotive Holdings, Ltd.	40,000	50,324
Chongqing Changan Automobile Co., Ltd. - Class Bß	103,400	228,153
Hyundai Motor Co.	733	93,165
Mahindra & Mahindra, Ltd.	2,649	50,950
Yulon Motor Co., Ltd.	71,000	65,290
		550,451
Capital Markets – 1.7%
CITIC Securities Co., Ltd. - Class H	45,000	105,216
Haitong International Securities Group, Ltd.	96,359	59,309
		164,525
Commercial Banks – 15.5%
Axis Bank, Ltd.	14,704	99,823
Bangkok Bank PCL (NVDR)	11,200	47,484
Bank Danamon Indonesia Tbk PT	227,900	52,923
Bank Mandiri Persero Tbk PT	156,100	104,784
Bank of China, Ltd. - Class H	228,000	101,794
BOC Hong Kong Holdings, Ltd.	25,000	76,454
China Construction Bank Corp. - Class H	335,000	229,535
DBS Group Holdings, Ltd.	18,500	217,854
Hana Financial Group, Inc.	7,222	145,389
Industrial & Commercial Bank of China, Ltd. - Class H	404,000	243,970
Metropolitan Bank & Trust Co.	30,354	51,945
Shinhan Financial Group Co., Ltd.*	2,820	95,139
		1,467,094
Construction & Engineering – 0.6%
Louis XIII Holdings, Ltd.*	102,371	27,872
Voltas, Ltd.	6,201	30,399
		58,271
Construction Materials – 0.4%
China Resources Cement Holdings, Ltd.	124,000	38,081
Diversified Telecommunication Services – 1.5%
China Telecom Corp., Ltd. - Class H	123,894	58,192
KT Corp.*	1,580	38,075
Singapore Telecommunications, Ltd.	19,000	49,199
		145,466
Electric Utilities – 1.7%
Power Grid Corp. of India, Ltd.	49,629	105,894
Tenaga Nasional Bhd	18,500	57,441
		163,335
Electrical Equipment – 0.5%
Finolex Cables, Ltd.	12,560	48,026
Electronic Equipment, Instruments & Components – 4.4%
Chroma ATE, Inc.	24,000	46,698
Delta Electronics, Inc.	11,577	54,816
Hon Hai Precision Industry Co., Ltd.	49,577	121,976
Largan Precision Co., Ltd.	1,000	69,121
TPK Holding Co., Ltd.	25,000	62,803
WPG Holdings, Ltd.	67,000	64,162
		419,576
Food Products – 1.5%
San Miguel Pure Foods Co., Inc.	50,620	138,818
Hotels, Restaurants & Leisure – 0.9%
Genting Bhd	35,700	61,081
Melco International Development, Ltd.	18,000	27,036
		88,117
Household Durables – 1.1%
Midea Group Co., Ltd. - Class Aß	20,600	104,117
Independent Power and Renewable Electricity Producers – 1.2%
Beijing Jingneng Clean Energy Co., Ltd. - Class H	331,021	117,462
Industrial Conglomerates – 2.5%
CK Hutchison Holdings, Ltd.	7,340	99,069
LT Group, Inc.	116,300	36,542
Seibu Holdings, Inc.	3,869	79,872

Shares or Contract Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – (continued)
Shun Tak Holdings, Ltd.	67,500	$25,433
		240,916
Information Technology Services – 1.5%
Cognizant Technology Solutions Corp. - Class A*	1,825	109,536
Samsung SDS Co., Ltd.*	135	29,250
		138,786
Insurance – 8.4%
AIA Group, Ltd.	39,800	239,320
Cathay Financial Holding Co., Ltd.	47,000	66,262
China Life Insurance Co., Ltd. - Class H	35,000	113,132
Ping An Insurance Group Co. of China, Ltd. - Class Aß	41,500	230,073
Samsung Life Insurance Co., Ltd.*	1,618	151,821
		800,608
Internet & Catalog Retail – 1.0%
Ctrip.com International, Ltd. (ADR)*	998	46,237
JD.com, Inc. (ADR)*	1,468	47,365
		93,602
Internet Software & Services – 8.1%
Alibaba Group Holding, Ltd. (ADR)*	2,303	187,165
Baidu, Inc. (ADR)*	473	89,416
Kakao Corp.*	524	51,761
NAVER Corp.*	164	92,051
Tencent Holdings, Ltd.	17,500	344,364
		764,757
Marine – 0.6%
First Steamship Co., Ltd.	210,411	61,635
Metals & Mining – 1.1%
Hindustan Zinc, Ltd.	11,989	26,532
POSCO	565	80,246
		106,778
Multiline Retail – 0.6%
Lifestyle International Holdings, Ltd.	43,500	58,151
Oil, Gas & Consumable Fuels – 2.1%
China Petroleum & Chemical Corp. - Class H	90,400	54,591
PetroChina Co., Ltd. - Class H	130,000	85,215
Reliance Industries, Ltd.	3,768	57,791
		197,597
Pharmaceuticals – 2.4%
Yunnan Baiyao Group Co., Ltd. - Class Aß	20,300	227,021
Real Estate Management & Development – 6.1%
Belle Corp.	645,888	39,956
Central China Real Estate, Ltd.	387,440	80,990
Century Properties Group, Inc.	3,806,102	45,311
Cheung Kong Property Holdings, Ltd.	14,749	95,919
China Vanke Co., Ltd. - Class Aß	14,900	56,056
CSI Properties, Ltd.	2,740,000	93,693
Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)	8,400	49,046
Siam Future Development PCL	284,200	49,381
Sun Hung Kai Properties, Ltd.	6,000	72,466
		582,818
Road & Rail – 1.1%
Daqin Railway Co., Ltd. - Class Aß	78,000	103,542
Semiconductor & Semiconductor Equipment – 7.1%
Hua Hong Semiconductor, Ltd. (144A)*	55,055	53,494
MediaTek, Inc.	5,000	38,062
SK Hynix, Inc.*	7,273	190,774
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	396,242
		678,572
Specialty Retail – 2.3%
Chow Tai Fook Jewellery Group, Ltd.	108,400	69,937
L'Occitane International SA	31,206	60,400
PC Jeweller, Ltd.	14,614	86,212
		216,549
Technology Hardware, Storage & Peripherals – 6.9%
Catcher Technology Co., Ltd.	15,000	126,062
Samsung Electronics Co., Ltd.	488	524,507
		650,569
Thrifts & Mortgage Finance – 2.3%
Housing Development Finance Corp., Ltd.	8,392	160,317
LIC Housing Finance, Ltd.	7,326	56,485
		216,802
Tobacco – 0.5%
ITC, Ltd.	8,768	43,447

Shares or Contract Amounts		Value
Common Stocks – (continued)
Wireless Telecommunication Services – 2.4%
China Mobile, Ltd.	20,000	$225,812
Total Common Stocks (cost $9,994,169)		9,048,301
Preferred Stocks – 1.2%
Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co., Ltd. (cost $107,787)	116	107,955
OTC Purchased Options – Calls – 0.2%
Counterparty/Reference Asset
Goldman Sachs International:
CNH Currency, exercise price CNH 6.40, expires November 2016* (premiums paid $10,438)	344,497	19,893
Total Investments (total cost $10,112,394) – 96.7%		9,176,149
Cash, Receivables and Other Assets, net of Liabilities – 3.3%		316,965
Net Assets – 100%		$9,493,114

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$3,269,340	35.6%
South Korea	1,684,662	18.4
Taiwan	1,173,129	12.8
Hong Kong	998,153	10.9
India	765,876	8.3
Philippines	312,572	3.4
Singapore	267,053	2.9
Indonesia	220,276	2.4
United States	129,429	1.4
Malaysia	118,522	1.3
Thailand	96,865	1.0
Japan	79,872	0.9
France	60,400	0.7

Total	$9,176,149	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PCL	Public Company Limited

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $102,540, which represents 1.1% of net assets.

*	Non-income producing security.

ß	Security is illiquid.

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	-	2,595,032	(2,595,032)	-	$ 92	$ -

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Real Estate Management & Development	$ 526,762	$ 56,056	$ -
All Other	8,465,483	-	-
Preferred Stocks	-	107,955	-
OTC Purchased Options - Calls	-	19,893	-
Total Assets	$ 8,992,245	$ 183,904	$ -

Significant Accounting Policies

Janus Asia Equity Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $7,396,028 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period ended December 31, 2015, the average ending monthly market value amounts on purchased call options is $11,019.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 10,246,840	$ 420,847	$ (1,491,538)	$ (1,070,691)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Balanced Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.6%
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	$3,975,000	$4,023,332
AmeriCredit Automobile Receivables Trust 2013-4, 3.3100%, 10/8/19	3,128,000	3,179,260
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	5,920,000	5,841,452
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	35,209,000	35,654,183
Aventura Mall Trust 2013-AVM, 3.7427%, 12/5/32 (144A)‡	7,763,000	7,610,303
BAMLL Commercial Mortgage Securities Trust 2015-200P,
3.5958%, 4/14/33 (144A)‡	7,323,000	6,357,131
Banc of America Commercial Mortgage Trust 2006-6, 5.4210%, 10/10/45	3,767,117	3,819,854
Boca Hotel Portfolio Trust 2013-BOCA, 3.3805%, 8/15/26 (144A)‡	5,279,000	5,269,739
CGBAM Commercial Mortgage Trust 2014-HD, 3.3305%, 2/15/31 (144A)‡	2,843,000	2,831,260
CKE Restaurant Holdings, Inc., 4.4740%, 3/20/43 (144A)	16,491,459	16,397,185
COMM 2007-C9 Mortgage Trust, 5.6500%, 12/10/49‡	5,750,042	5,824,646
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	3,931,436	4,084,033
Core Industrial Trust 2015-TEXW, 3.8487%, 2/10/34 (144A)‡	7,789,000	7,271,648
DB Master Finance LLC 2015-1, 3.2620%, 2/20/45 (144A)	5,757,493	5,696,978
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	7,421,741	7,634,237
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	15,728,000	15,413,440
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.6210%, 10/25/24‡	2,501,000	2,508,199
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.8710%, 10/25/24‡	2,961,000	3,000,783
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.6216%, 3/25/25‡	9,810,000	9,781,722
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	12,110,134	10,861,796
GAHR Commercial Mortgage Trust 2015-NRF, 3.3822%, 12/15/19 (144A)‡	3,875,000	3,727,264
GS Mortgage Securities Corp. II, 3.4350%, 12/10/27 (144A)‡	9,415,000	8,992,783
GS Mortgage Securities Corp. Trust 2013-NYC5, 3.6490%, 1/10/30 (144A)‡	3,856,000	3,832,627
Hilton USA Trust 2013-HLT, 4.4533%, 11/5/30 (144A)‡	5,177,000	5,174,960
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT,
2.8044%, 2/16/25 (144A)	7,369,006	7,441,859
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT,
4.8447%, 2/16/25 (144A)	6,350,000	6,437,094
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU,
2.9305%, 12/15/28 (144A)‡	2,672,000	2,671,975
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU,
3.8305%, 12/15/28 (144A)‡	2,783,000	2,782,605
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
2.1305%, 1/15/32 (144A)‡	5,249,000	5,212,913
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
4.2805%, 1/15/32 (144A)‡	4,577,000	4,501,256
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
3.0805%, 7/15/36 (144A)‡	2,621,000	2,616,574
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
4.8305%, 7/15/36 (144A)‡	6,991,000	6,990,014
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	5,438,000	5,087,967
LB-UBS Commercial Mortgage Trust 2007-C1, 5.4840%, 2/15/40	2,894,000	2,923,057
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	3,454,678	3,536,153
Santander Drive Auto Receivables Trust 2012-6, 2.5200%, 9/17/18	3,633,000	3,649,763
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	10,982,000	11,270,706
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	5,851,000	5,983,237
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	6,207,000	6,195,021
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	10,633,000	10,536,143
Starwood Retail Property Trust 2014-STAR, 2.8305%, 11/15/27 (144A)‡	3,238,000	3,219,932
Starwood Retail Property Trust 2014-STAR, 3.5805%, 11/15/27 (144A)‡	10,070,000	9,923,968
Starwood Retail Property Trust 2014-STAR, 4.4805%, 11/15/27 (144A)‡	5,338,000	5,297,867
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.3830%, 12/15/43	10,073,980	10,409,492
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	13,666,621	13,653,776
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.9524%, 2/15/51‡	4,758,526	4,849,675
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.0805%, 1/15/27 (144A)‡	3,115,000	3,027,503
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.5805%, 2/15/27 (144A)‡	4,304,000	4,179,026
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.5805%, 2/15/27 (144A)‡	1,557,000	1,505,796
Wendy's Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	17,537,048	17,111,097
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $350,003,162)		345,803,284
Bank Loans and Mezzanine Loans – 0.7%
Communications – 0.1%
CCO Safari III LLC, 3.5000%, 1/24/23‡	11,357,000	11,333,377
Tribune Media Co., 3.7500%, 12/27/20‡	6,770,443	6,675,053
		18,008,430
Consumer Cyclical – 0%
Staples, Inc., 0%, 4/23/21(a),‡	3,959,000	3,907,850
Consumer Non-Cyclical – 0.1%
IMS Health, Inc., 3.5000%, 3/17/21‡	10,914,593	10,668,806

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Technology – 0.5%
Avago Technologies Cayman Finance, Ltd., 0%, 11/11/22(a),‡	$26,655,000	$26,338,605
Avago Technologies Cayman, Ltd., 3.7500%, 5/6/21‡	38,495,076	38,366,888
		64,705,493
Total Bank Loans and Mezzanine Loans (cost $97,853,671)		97,290,579
Corporate Bonds – 16.0%
Asset-Backed Securities – 0.1%
American Tower Trust I, 1.5510%, 3/15/18 (144A)	10,969,000	10,711,535
Banking – 2.2%
Ally Financial, Inc., 8.0000%, 12/31/18	2,216,000	2,426,520
Ally Financial, Inc., 4.1250%, 3/30/20	12,521,000	12,458,395
Ally Financial, Inc., 5.7500%, 11/20/25	3,706,000	3,752,325
American Express Co., 6.8000%, 9/1/66‡	12,678,000	12,773,085
Bank of America Corp., 5.7500%, 8/15/16	3,825,000	3,918,758
Bank of America Corp., 8.0000%µ	10,762,000	10,950,335
Citigroup, Inc., 4.4500%, 9/29/27	20,127,000	19,993,739
Citizens Financial Group, Inc., 4.3000%, 12/3/25	13,470,000	13,540,825
Discover Financial Services, 3.9500%, 11/6/24	4,412,000	4,349,164
Discover Financial Services, 3.7500%, 3/4/25	9,403,000	9,029,757
Goldman Sachs Capital I, 6.3450%, 2/15/34	20,642,000	24,148,787
Goldman Sachs Group, Inc., 5.6250%, 1/15/17	4,354,000	4,522,391
Goldman Sachs Group, Inc., 4.2500%, 10/21/25	10,999,000	10,914,935
Intesa Sanpaolo SpA, 5.0170%, 6/26/24 (144A)	12,335,000	12,135,777
Morgan Stanley, 4.8750%, 11/1/22	4,509,000	4,785,185
Morgan Stanley, 4.3500%, 9/8/26	4,094,000	4,107,383
Morgan Stanley, 5.5500%µ	11,871,000	11,871,000
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	16,723,000	17,967,927
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	13,208,000	14,225,214
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	30,648,000	31,051,174
Santander UK PLC, 5.0000%, 11/7/23 (144A)	29,438,000	30,643,516
SVB Financial Group, 5.3750%, 9/15/20	11,723,000	12,825,466
Synchrony Financial, 3.0000%, 8/15/19	13,527,000	13,508,224
Wells Fargo & Co., 5.8750%µ	3,907,000	4,112,117
Zions Bancorporation, 5.8000%µ	2,948,000	2,822,710
		292,834,709
Basic Industry – 0.8%
Albemarle Corp., 4.1500%, 12/1/24	16,262,000	15,541,138
Albemarle Corp., 5.4500%, 12/1/44	12,605,000	12,191,266
Alcoa, Inc., 5.1250%, 10/1/24	13,891,000	12,640,810
Ashland, Inc., 3.8750%, 4/15/18	6,264,000	6,389,280
Ashland, Inc., 6.8750%, 5/15/43	8,045,000	7,642,750
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	19,441,000	19,411,411
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	9,845,000	9,727,894
LyondellBasell Industries NV, 4.6250%, 2/26/55	14,191,000	11,508,617
Reliance Steel & Aluminum Co., 4.5000%, 4/15/23	9,842,000	9,161,514
		104,214,680
Brokerage – 1.6%
Ameriprise Financial, Inc., 7.5180%, 6/1/66‡	21,664,000	21,176,560
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	5,027,000	5,090,953
Charles Schwab Corp., 3.0000%, 3/10/25	8,007,000	7,874,997
Charles Schwab Corp., 7.0000%µ	10,316,000	11,708,660
E*TRADE Financial Corp., 5.3750%, 11/15/22	12,951,000	13,566,172
E*TRADE Financial Corp., 4.6250%, 9/15/23	17,434,000	17,717,302
Intercontinental Exchange, Inc., 3.7500%, 12/1/25	10,820,000	10,849,755
Lazard Group LLC, 6.8500%, 6/15/17	562,000	598,369
Lazard Group LLC, 4.2500%, 11/14/20	13,060,000	13,527,235
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
5.8750%, 3/15/22 (144A)	12,824,000	13,336,960
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
4.8750%, 4/15/45 (144A)	13,780,000	11,618,993
Raymond James Financial, Inc., 4.2500%, 4/15/16	15,385,000	15,501,941
Raymond James Financial, Inc., 5.6250%, 4/1/24	29,699,000	32,869,398
Stifel Financial Corp., 4.2500%, 7/18/24	9,107,000	9,048,223
TD Ameritrade Holding Corp., 2.9500%, 4/1/22	11,095,000	10,990,052
TD Ameritrade Holding Corp., 3.6250%, 4/1/25	22,763,000	23,035,382
		218,510,952
Capital Goods – 1.1%
Ball Corp., 4.3750%, 12/15/20	6,595,000	6,698,047
CNH Industrial Capital LLC, 3.6250%, 4/15/18	7,138,000	7,027,361
Exelis, Inc., 4.2500%, 10/1/16	9,205,000	9,370,147
Exelis, Inc., 5.5500%, 10/1/21	4,180,000	4,583,784
FLIR Systems, Inc., 3.7500%, 9/1/16	11,460,000	11,625,437
GE Capital Trust I, 6.3750%, 11/15/67‡	13,343,000	13,868,381
General Electric Capital Corp., 6.3750%, 11/15/67‡	5,742,000	5,996,371
General Electric Co., 4.0000%µ	5,678,000	5,678,000

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
General Electric Co., 4.1000%µ	$18,948,000	$18,900,630
Hanson, Ltd., 6.1250%, 8/15/16	10,446,000	10,720,207
Harris Corp., 3.8320%, 4/27/25	4,535,000	4,466,653
Harris Corp., 5.0540%, 4/27/45	6,863,000	6,720,023
Martin Marietta Materials, Inc., 4.2500%, 7/2/24	6,452,000	6,332,277
Owens Corning, 4.2000%, 12/1/24	4,713,000	4,586,927
Vulcan Materials Co., 7.0000%, 6/15/18	7,734,000	8,584,740
Vulcan Materials Co., 7.5000%, 6/15/21	4,369,000	5,089,885
Vulcan Materials Co., 4.5000%, 4/1/25	20,170,000	19,968,300
		150,217,170
Communications – 0.4%
CCO Safari II LLC, 4.4640%, 7/23/22 (144A)	8,239,000	8,210,246
CCO Safari II LLC, 4.9080%, 7/23/25 (144A)	28,611,000	28,583,161
Nielsen Finance LLC / Nielsen Finance Co., 4.5000%, 10/1/20	5,224,000	5,302,360
SBA Tower Trust, 2.9330%, 12/15/17 (144A)	6,249,000	6,322,900
UBM PLC, 5.7500%, 11/3/20 (144A)	12,268,000	13,111,253
		61,529,920
Consumer Cyclical – 1.7%
1011778 BC ULC / New Red Finance, Inc., 4.6250%, 1/15/22 (144A)	13,545,000	13,578,862
Brinker International, Inc., 3.8750%, 5/15/23	16,315,000	15,734,153
CVS Health Corp., 2.8000%, 7/20/20	20,226,000	20,316,855
CVS Health Corp., 3.5000%, 7/20/22	11,351,000	11,550,278
CVS Health Corp., 4.7500%, 12/1/22 (144A)	5,017,000	5,375,761
CVS Health Corp., 5.0000%, 12/1/24 (144A)	6,635,000	7,178,068
CVS Health Corp., 3.8750%, 7/20/25	16,842,000	17,188,608
DR Horton, Inc., 4.7500%, 5/15/17	4,005,000	4,120,144
DR Horton, Inc., 3.7500%, 3/1/19	8,897,000	8,897,000
Ford Motor Credit Co. LLC, 3.9840%, 6/15/16	18,061,000	18,261,495
General Motors Co., 3.5000%, 10/2/18	8,409,000	8,493,426
General Motors Co., 4.8750%, 10/2/23	45,610,000	46,643,477
General Motors Co., 4.0000%, 4/1/25	1,034,000	979,583
General Motors Financial Co., Inc., 3.1000%, 1/15/19	10,513,000	10,497,725
MDC Holdings, Inc., 5.5000%, 1/15/24	10,099,000	10,199,990
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	3,974,000	3,944,195
Toll Brothers Finance Corp., 4.0000%, 12/31/18	3,526,000	3,596,520
Toll Brothers Finance Corp., 5.8750%, 2/15/22	3,217,000	3,377,850
Toll Brothers Finance Corp., 4.3750%, 4/15/23	1,842,000	1,786,740
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.2500%, 5/30/23 (144A)	4,874,000	4,170,316
ZF North America Capital, Inc., 4.0000%, 4/29/20 (144A)	5,101,000	5,143,083
ZF North America Capital, Inc., 4.5000%, 4/29/22 (144A)	2,698,000	2,637,295
ZF North America Capital, Inc., 4.7500%, 4/29/25 (144A)	5,183,000	4,936,807
		228,608,231
Consumer Non-Cyclical – 1.4%
Actavis Funding SCS, 3.0000%, 3/12/20	16,829,000	16,815,621
Actavis Funding SCS, 3.8000%, 3/15/25	13,915,000	13,843,936
Actavis Funding SCS, 4.5500%, 3/15/35	9,178,000	8,919,704
Becton Dickinson and Co., 1.8000%, 12/15/17	11,129,000	11,112,818
Fresenius Medical Care US Finance II, Inc., 5.8750%, 1/31/22 (144A)	14,904,000	15,947,280
HCA, Inc., 3.7500%, 3/15/19	6,502,000	6,550,765
Kraft Heinz Foods Co., 2.8000%, 7/2/20 (144A)	7,963,000	7,942,408
Kraft Heinz Foods Co., 3.5000%, 7/15/22 (144A)	6,799,000	6,845,879
Laboratory Corp. of America Holdings, 3.2000%, 2/1/22	12,742,000	12,505,343
Life Technologies Corp., 6.0000%, 3/1/20	7,834,000	8,684,412
Smithfield Foods, Inc., 5.2500%, 8/1/18 (144A)	1,781,000	1,803,262
Thermo Fisher Scientific, Inc., 3.3000%, 2/15/22	6,060,000	6,045,111
Tyson Foods, Inc., 6.6000%, 4/1/16	8,400,000	8,511,140
Wm Wrigley Jr Co., 2.4000%, 10/21/18 (144A)	18,926,000	18,976,513
Wm Wrigley Jr Co., 3.3750%, 10/21/20 (144A)	6,177,000	6,297,322
Zimmer Biomet Holdings, Inc., 2.7000%, 4/1/20	12,644,000	12,485,090
Zimmer Biomet Holdings, Inc., 3.1500%, 4/1/22	14,943,000	14,690,164
Zimmer Biomet Holdings, Inc., 3.5500%, 4/1/25	12,066,000	11,724,798
		189,701,566
Electric – 0.2%
IPALCO Enterprises, Inc., 5.0000%, 5/1/18	5,726,000	5,997,985
PPL WEM, Ltd. / Western Power Distribution, Ltd., 3.9000%, 5/1/16 (144A)	7,653,000	7,683,558
PPL WEM, Ltd. / Western Power Distribution, Ltd., 5.3750%, 5/1/21 (144A)	10,561,000	11,521,491
		25,203,034
Energy – 1.7%
Chevron Corp., 1.3450%, 11/15/17	8,870,000	8,842,086
Cimarex Energy Co., 5.8750%, 5/1/22	25,427,000	24,346,047
Cimarex Energy Co., 4.3750%, 6/1/24	24,717,000	21,927,687
DCP Midstream Operating LP, 4.9500%, 4/1/22	8,138,000	6,660,196
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,742,000	1,665,277
Devon Energy Corp., 2.2500%, 12/15/18	9,835,000	8,976,041

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Energy Transfer Partners LP, 4.1500%, 10/1/20	$5,990,000	$5,525,733
EnLink Midstream Partners LP, 4.4000%, 4/1/24	8,995,000	7,122,223
EnLink Midstream Partners LP, 5.6000%, 4/1/44	6,975,000	4,858,053
Helmerich & Payne International Drilling Co., 4.6500%, 3/15/25	17,549,000	17,556,932
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	5,491,000	5,182,862
Kinder Morgan Energy Partners LP, 4.3000%, 5/1/24	6,018,000	5,174,349
Kinder Morgan, Inc., 6.5000%, 9/15/20	566,000	563,513
Kinder Morgan, Inc., 7.7500%, 1/15/32	6,779,000	6,432,681
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	8,330,000	8,967,387
NGL Energy Partners LP / NGL Energy Finance Corp., 5.1250%, 7/15/19	11,905,000	9,404,950
Oceaneering International, Inc., 4.6500%, 11/15/24	20,392,000	17,111,967
Phillips 66 Partners LP, 3.6050%, 2/15/25	3,618,000	3,112,345
Shell International Finance BV, 2.2500%, 11/10/20	19,901,000	19,608,236
Spectra Energy Partners LP, 4.7500%, 3/15/24	14,118,000	13,675,782
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.1250%, 11/15/19	10,570,000	8,799,525
Western Gas Partners LP, 5.3750%, 6/1/21	19,545,000	19,783,097
		225,296,969
Finance Companies – 0.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 10/30/20	10,743,000	10,998,146
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 7/1/22	6,354,000	6,425,482
CIT Group, Inc., 4.2500%, 8/15/17	24,149,000	24,692,352
CIT Group, Inc., 5.5000%, 2/15/19 (144A)	19,461,000	20,336,745
International Lease Finance Corp., 6.7500%, 9/1/16 (144A)	10,951,000	11,252,152
International Lease Finance Corp., 8.7500%, 3/15/17	4,365,000	4,648,725
		78,353,602
Financial – 0.4%
Jones Lang LaSalle, Inc., 4.4000%, 11/15/22	13,036,000	13,366,306
Kennedy-Wilson, Inc., 5.8750%, 4/1/24	16,616,000	16,034,440
LeasePlan Corp. NV, 2.5000%, 5/16/18 (144A)	23,090,000	22,740,718
		52,141,464
Industrial – 0.1%
Cintas Corp. No 2, 2.8500%, 6/1/16	5,269,000	5,289,818
Cintas Corp. No 2, 4.3000%, 6/1/21	5,544,000	5,852,729
		11,142,547
Insurance – 0.4%
ACE INA Holdings, Inc., 3.3500%, 5/3/26	12,259,000	12,221,438
CNO Financial Group, Inc., 4.5000%, 5/30/20	3,089,000	3,150,780
CNO Financial Group, Inc., 5.2500%, 5/30/25	9,985,000	10,159,737
Primerica, Inc., 4.7500%, 7/15/22	19,604,000	20,711,881
Voya Financial, Inc., 5.6500%, 5/15/53‡	8,008,000	7,887,880
		54,131,716
Real Estate Investment Trusts (REITs) – 0.7%
Alexandria Real Estate Equities, Inc., 2.7500%, 1/15/20	9,544,000	9,382,640
Alexandria Real Estate Equities, Inc., 4.6000%, 4/1/22	16,053,000	16,654,089
Alexandria Real Estate Equities, Inc., 4.5000%, 7/30/29	8,730,000	8,538,490
Post Apartment Homes LP, 4.7500%, 10/15/17	7,503,000	7,802,715
Reckson Operating Partnership LP, 6.0000%, 3/31/16	4,098,000	4,136,222
Retail Opportunity Investments Partnership LP, 5.0000%, 12/15/23	2,466,000	2,517,835
Retail Opportunity Investments Partnership LP, 4.0000%, 12/15/24	4,756,000	4,492,979
Senior Housing Properties Trust, 6.7500%, 4/15/20	3,671,000	4,059,913
Senior Housing Properties Trust, 6.7500%, 12/15/21	4,054,000	4,563,109
SL Green Realty Corp., 5.0000%, 8/15/18	8,709,000	9,138,345
SL Green Realty Corp., 7.7500%, 3/15/20	17,197,000	20,071,926
		91,358,263
Technology – 2.3%
Autodesk, Inc., 3.6000%, 12/15/22	6,002,000	5,830,229
Cadence Design Systems, Inc., 4.3750%, 10/15/24	20,472,000	20,324,827
Fidelity National Information Services, Inc., 3.6250%, 10/15/20	26,006,000	26,344,780
Fidelity National Information Services, Inc., 5.0000%, 3/15/22	2,694,000	2,799,982
Fidelity National Information Services, Inc., 4.5000%, 10/15/22	12,985,000	13,217,211
Fidelity National Information Services, Inc., 5.0000%, 10/15/25	44,444,000	45,665,766
Molex Electronic Technologies LLC, 2.8780%, 4/15/20 (144A)	5,321,000	5,184,303
Seagate HDD Cayman, 4.7500%, 6/1/23	2,625,000	2,297,613
Seagate HDD Cayman, 4.7500%, 1/1/25	40,183,000	33,460,505
Seagate HDD Cayman, 4.8750%, 6/1/27 (144A)	11,373,000	8,727,197
Seagate HDD Cayman, 5.7500%, 12/1/34 (144A)	13,873,000	9,707,951
Trimble Navigation, Ltd., 4.7500%, 12/1/24	22,589,000	22,444,905
TSMC Global, Ltd., 1.6250%, 4/3/18 (144A)	31,117,000	30,498,550
Verisk Analytics, Inc., 4.8750%, 1/15/19	7,426,000	7,767,514
Verisk Analytics, Inc., 5.8000%, 5/1/21	27,642,000	30,630,515
Verisk Analytics, Inc., 4.1250%, 9/12/22	7,188,000	7,242,370

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Verisk Analytics, Inc., 4.0000%, 6/15/25	$23,240,000	$22,573,058
Verisk Analytics, Inc., 5.5000%, 6/15/45	12,560,000	11,991,836
		306,709,112
Transportation – 0.3%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 3/15/16 (144A)	1,457,000	1,459,521
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.3750%, 3/15/18 (144A)	12,164,000	12,356,167
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 6/15/19 (144A)	7,969,000	7,838,850
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.8750%, 7/11/22 (144A)	1,213,000	1,261,634
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.2500%, 1/17/23 (144A)	6,755,000	6,796,834
Southwest Airlines Co., 5.1250%, 3/1/17	7,880,000	8,189,660
		37,902,666
Total Corporate Bonds (cost $2,163,351,107)		2,138,568,136
Mortgage-Backed Securities – 8.6%
Fannie Mae Pool:
5.5000%, 1/1/25	1,533,927	1,652,369
4.0000%, 6/1/29	2,501,272	2,674,453
4.0000%, 9/1/29	4,830,083	5,164,323
5.0000%, 9/1/29	3,898,095	4,287,349
3.5000%, 10/1/29	677,912	711,047
5.0000%, 1/1/30	1,646,490	1,810,904
5.5000%, 1/1/33	999,026	1,122,866
4.0000%, 4/1/34	5,492,658	5,918,699
6.0000%, 10/1/35	4,488,933	5,098,231
6.0000%, 12/1/35	5,040,897	5,735,497
6.0000%, 2/1/37	846,116	972,691
6.0000%, 9/1/37	3,613,800	3,907,874
6.0000%, 10/1/38	3,726,746	4,213,362
7.0000%, 2/1/39	1,331,418	1,536,839
5.5000%, 12/1/39	7,110,181	7,928,637
5.5000%, 3/1/40	5,688,746	6,468,767
5.5000%, 4/1/40	15,632,941	17,440,419
4.5000%, 10/1/40	1,553,413	1,682,465
5.0000%, 10/1/40	2,303,294	2,576,338
5.0000%, 2/1/41	11,267,572	12,507,460
5.5000%, 2/1/41	3,060,406	3,480,080
5.0000%, 4/1/41	2,729,982	3,003,587
5.0000%, 5/1/41	6,860,465	7,576,523
5.5000%, 5/1/41	5,059,524	5,636,709
5.5000%, 6/1/41	8,304,963	9,268,687
5.5000%, 6/1/41	6,890,547	7,801,586
5.0000%, 7/1/41	6,068,437	6,730,924
5.5000%, 7/1/41	847,927	944,757
4.5000%, 8/1/41	5,161,436	5,591,089
5.5000%, 12/1/41	7,759,257	8,698,638
4.5000%, 1/1/42	1,462,187	1,584,861
5.5000%, 2/1/42	30,524,474	34,021,674
4.0000%, 6/1/42	9,098,403	9,686,415
4.5000%, 6/1/42	2,043,054	2,204,457
3.5000%, 7/1/42	5,962,828	6,176,025
4.0000%, 7/1/42	1,807,584	1,924,280
4.0000%, 8/1/42	4,211,384	4,483,589
4.0000%, 9/1/42	8,334,455	8,873,095
4.0000%, 9/1/42	5,394,173	5,744,876
4.0000%, 11/1/42	6,247,356	6,650,406
4.0000%, 12/1/42	4,950,085	5,291,417
3.5000%, 1/1/43	11,059,920	11,428,217
3.5000%, 2/1/43	24,163,361	24,964,912
3.5000%, 2/1/43	22,179,470	22,918,765
4.5000%, 2/1/43	25,920,879	28,110,461
4.5000%, 3/1/43	8,908,981	9,776,226
4.0000%, 5/1/43	13,862,065	14,756,680
4.0000%, 7/1/43	19,764,306	21,045,714
4.0000%, 8/1/43	15,845,959	16,875,113
4.0000%, 9/1/43	3,933,790	4,189,245
3.5000%, 1/1/44	18,895,232	19,654,421
3.5000%, 1/1/44	8,543,130	8,883,469
4.0000%, 2/1/44	10,337,667	11,006,928
3.5000%, 4/1/44	10,012,924	10,378,176
3.5000%, 5/1/44	29,008,049	30,160,362
4.5000%, 5/1/44	37,602,210	41,466,936
5.5000%, 5/1/44	6,779,225	7,563,083
4.0000%, 6/1/44	13,116,672	13,964,189
4.0000%, 7/1/44	25,480,313	27,285,691
5.0000%, 7/1/44	15,083,154	16,956,740

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 8/1/44	$16,134,808	$17,278,081
4.0000%, 8/1/44	6,113,225	6,546,374
4.5000%, 8/1/44	16,556,857	18,258,655
4.5000%, 10/1/44	12,695,198	14,001,999
4.5000%, 10/1/44	7,177,856	7,893,305
3.5000%, 2/1/45	19,717,588	20,373,628
4.5000%, 3/1/45	13,216,680	14,536,460
4.5000%, 5/1/45	10,380,740	11,449,360
4.5000%, 6/1/45	6,255,530	6,880,787
4.0000%, 9/1/45	36,842,483	39,240,036
4.5000%, 10/1/45	12,977,821	14,241,574
		750,869,852
Freddie Mac Gold Pool:
5.0000%, 1/1/19	861,017	890,487
5.5000%, 8/1/19	765,448	792,736
5.0000%, 6/1/20	1,445,504	1,531,400
5.5000%, 12/1/28	3,523,629	3,892,187
3.5000%, 7/1/29	6,132,989	6,420,221
5.5000%, 10/1/36	3,005,514	3,367,747
6.0000%, 4/1/40	14,631,032	16,659,503
4.5000%, 1/1/41	3,875,096	4,211,877
5.0000%, 5/1/41	7,969,110	8,876,166
5.5000%, 5/1/41	6,209,261	6,871,097
5.5000%, 8/1/41	14,007,393	15,971,190
5.5000%, 8/1/41	9,640,267	10,879,313
5.5000%, 9/1/41	2,306,489	2,551,172
3.5000%, 2/1/44	7,704,882	7,960,613
4.5000%, 5/1/44	7,734,649	8,506,924
4.0000%, 8/1/44	5,185,238	5,534,703
4.5000%, 9/1/44	24,539,652	27,014,487
4.5000%, 6/1/45	10,599,820	11,670,109
		143,601,932
Ginnie Mae I Pool:
5.1000%, 1/15/32	5,430,672	6,156,234
4.9000%, 10/15/34	5,927,129	6,534,333
5.5000%, 9/15/35	687,775	791,908
5.5000%, 3/15/36	3,105,546	3,513,048
5.5000%, 8/15/39	12,891,877	14,655,227
5.5000%, 8/15/39	4,206,613	4,762,580
5.0000%, 10/15/39	2,847,093	3,158,479
5.5000%, 10/15/39	4,721,928	5,375,106
5.0000%, 11/15/39	4,643,865	5,141,583
5.0000%, 1/15/40	1,553,737	1,718,496
5.0000%, 5/15/40	1,669,107	1,860,252
5.0000%, 5/15/40	574,854	641,552
5.0000%, 7/15/40	5,055,385	5,597,203
5.0000%, 7/15/40	1,297,872	1,436,457
5.0000%, 2/15/41	5,162,951	5,714,972
5.0000%, 4/15/41	2,001,340	2,216,067
5.0000%, 5/15/41	2,117,937	2,377,128
4.5000%, 7/15/41	4,183,781	4,519,004
4.5000%, 7/15/41	1,396,564	1,522,970
4.5000%, 8/15/41	11,775,386	12,975,945
5.0000%, 9/15/41	1,225,058	1,356,757
5.0000%, 11/15/43	8,761,364	9,705,675
4.5000%, 5/15/44	5,632,782	6,145,895
5.0000%, 6/15/44	8,601,102	9,644,336
5.0000%, 6/15/44	3,234,398	3,619,834
4.0000%, 1/15/45	28,000,789	29,906,478
4.0000%, 4/15/45	4,147,765	4,466,299
		155,513,818
Ginnie Mae II Pool:
6.0000%, 11/20/34	2,772,609	3,101,960
5.5000%, 11/20/37	3,442,551	3,811,595
6.0000%, 1/20/39	1,179,442	1,318,781
7.0000%, 5/20/39	644,663	736,621
4.5000%, 10/20/41	8,155,815	8,776,460
6.0000%, 10/20/41	472,197	535,237
6.0000%, 12/20/41	1,424,909	1,609,609
5.5000%, 1/20/42	3,011,350	3,348,109
6.0000%, 1/20/42	1,511,499	1,712,155
6.0000%, 2/20/42	1,273,497	1,441,923
6.0000%, 3/20/42	1,060,680	1,201,408
6.0000%, 4/20/42	4,015,102	4,546,884

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
3.5000%, 5/20/42	$2,827,380	$2,964,723
5.5000%, 5/20/42	4,282,608	4,773,418
6.0000%, 5/20/42	1,734,758	1,940,013
5.5000%, 7/20/42	5,640,278	6,216,786
6.0000%, 7/20/42	1,171,013	1,323,501
6.0000%, 8/20/42	1,306,530	1,479,745
6.0000%, 9/20/42	2,926,074	3,314,381
6.0000%, 11/20/42	1,196,719	1,348,117
6.0000%, 2/20/43	1,612,005	1,822,497
3.5000%, 9/20/44	7,831,153	8,213,303
5.0000%, 12/20/44	4,923,033	5,513,480
5.0000%, 9/20/45	2,430,738	2,675,188
4.0000%, 11/20/45	23,287,063	25,182,574
		98,908,468
Total Mortgage-Backed Securities (cost $1,148,550,048)		1,148,894,070
U.S. Treasury Notes/Bonds – 8.6%
1.0000%, 9/15/18	11,754,000	11,670,441
1.3750%, 9/30/18	142,355,000	142,799,859
1.2500%, 10/31/18	55,514,000	55,435,947
1.6250%, 7/31/19	47,899,000	48,065,545
1.7500%, 9/30/19	43,617,000	43,911,764
1.5000%, 10/31/19	63,685,000	63,485,984
1.6250%, 12/31/19	67,015,000	67,017,614
1.3750%, 9/30/20	42,707,000	41,969,621
2.1250%, 9/30/21	35,585,000	35,960,315
2.1250%, 12/31/21	49,596,000	50,033,833
1.7500%, 5/15/23	14,743,000	14,363,486
2.5000%, 8/15/23	54,330,000	55,741,330
2.7500%, 11/15/23	75,698,000	79,000,931
2.5000%, 5/15/24	39,614,000	40,479,011
2.0000%, 2/15/25	6,873,000	6,718,626
2.0000%, 8/15/25	58,814,000	57,345,944
2.2500%, 11/15/25	99,017,000	98,796,489
3.7500%, 11/15/43	39,995,000	46,066,121
3.6250%, 2/15/44	10,830,000	12,182,905
3.3750%, 5/15/44	9,428,000	10,118,158
2.5000%, 2/15/45	7,695,000	6,904,162
3.0000%, 5/15/45	11,528,000	11,475,317
3.0000%, 11/15/45	144,842,000	144,406,315
Total U.S. Treasury Notes/Bonds (cost $1,133,513,532)		1,143,949,718
Common Stocks – 60.2%
Aerospace & Defense – 3.1%
Boeing Co.	1,672,150	241,776,168
Honeywell International, Inc.	1,693,372	175,382,538
		417,158,706
Automobiles – 1.1%
General Motors Co.	4,448,824	151,304,504
Beverages – 0.3%
Diageo PLC	1,505,649	41,201,559
Biotechnology – 6.1%
AbbVie, Inc.	4,866,036	288,263,973
Amgen, Inc.	2,392,880	388,436,210
Regeneron Pharmaceuticals, Inc.*	246,199	133,654,051
		810,354,234
Capital Markets – 2.5%
Blackstone Group LP	7,642,182	223,457,402
TD Ameritrade Holding Corp.	3,104,198	107,746,713
		331,204,115
Chemicals – 3.2%
EI du Pont de Nemours & Co.	2,811,795	187,265,547
LyondellBasell Industries NV - Class A	2,768,670	240,597,423
		427,862,970
Commercial Banks – 2.4%
JPMorgan Chase & Co.	1,847,088	121,963,221
US Bancorp	4,788,045	204,305,880
		326,269,101
Consumer Finance – 1.7%
American Express Co.	1,642,221	114,216,471
Synchrony Financial*	3,662,721	111,383,346
		225,599,817
Diversified Financial Services – 1.1%
CME Group, Inc.	1,603,736	145,298,482

Shares or Principal Amounts		Value
Common Stocks – (continued)
Diversified Telecommunication Services – 0.2%
Verizon Communications, Inc.	526,281	$24,324,708
Food Products – 0.8%
Hershey Co.	1,221,614	109,053,482
Health Care Providers & Services – 1.0%
Aetna, Inc.	1,218,518	131,746,166
Hotels, Restaurants & Leisure – 1.9%
Norwegian Cruise Line Holdings, Ltd.*	1,988,861	116,547,255
Six Flags Entertainment Corp.	1,044,116	57,363,733
Starbucks Corp.	1,286,747	77,243,422
		251,154,410
Industrial Conglomerates – 1.2%
3M Co.	417,541	62,898,376
General Electric Co.	3,108,797	96,839,027
		159,737,403
Information Technology Services – 3.4%
Automatic Data Processing, Inc.	735,074	62,275,469
MasterCard, Inc. - Class A	4,023,153	391,778,854
		454,054,323
Insurance – 0.9%
Prudential PLC	5,254,937	118,587,158
Internet & Catalog Retail – 1.8%
Ctrip.com International, Ltd. (ADR)*	979,566	45,383,293
Priceline Group, Inc.*	153,628	195,868,019
		241,251,312
Internet Software & Services – 3.2%
Alphabet, Inc. - Class C	422,461	320,597,204
Yahoo!, Inc.*	3,022,643	100,533,106
		421,130,310
Leisure Products – 0.5%
Mattel, Inc.	2,510,222	68,202,732
Machinery – 0.5%
Dover Corp.	1,046,251	64,145,649
Multiline Retail – 1.8%
Dollar Tree, Inc.*	3,096,800	239,134,896
Pharmaceuticals – 6.5%
Allergan PLC*	1,076,045	336,264,062
Bristol-Myers Squibb Co.	3,389,508	233,164,255
Eli Lilly & Co.	1,960,972	165,231,501
Merck & Co., Inc.	2,482,901	131,146,831
		865,806,649
Real Estate Investment Trusts (REITs) – 0.2%
Outfront Media, Inc.	1,453,631	31,732,765
Real Estate Management & Development – 1.4%
CBRE Group, Inc. - Class A*	3,766,912	130,259,817
Colony American Homes Holdings III LP§	6,162,871	63,477,571
		193,737,388
Road & Rail – 1.2%
Union Pacific Corp.	2,056,464	160,815,485
Software – 3.9%
Adobe Systems, Inc.*	1,350,362	126,853,006
Microsoft Corp.	7,004,488	388,608,994
		515,462,000
Specialty Retail – 2.0%
Home Depot, Inc.	2,039,250	269,690,812
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	2,843,099	299,264,601
Textiles, Apparel & Luxury Goods – 2.4%
NIKE, Inc. - Class B	5,026,002	314,125,125
Tobacco – 1.7%
Altria Group, Inc.	2,617,147	152,344,127
Philip Morris International, Inc.	864,063	75,959,778
		228,303,905
Total Common Stocks (cost $6,190,994,381)		8,037,714,767
Preferred Stocks – 0.5%
Capital Markets – 0.2%
Morgan Stanley, 6.8750%	443,275	12,300,881
Morgan Stanley, 7.1250%	436,310	12,478,466
Morgan Stanley Capital Trust III, 6.2500%	72,550	1,848,574
Morgan Stanley Capital Trust IV, 6.2500%	15,495	393,108
Morgan Stanley Capital Trust V, 5.7500%	6,270	157,879
Morgan Stanley Capital Trust VIII, 6.4500%	27,878	705,592
		27,884,500

Shares or Principal Amounts		Value
Preferred Stocks – (continued)
Commercial Banks – 0.2%
Citigroup Capital XIII, 6.6919%	294,850	$7,663,151
Wells Fargo & Co., 6.6250%	360,200	10,348,546
		18,011,697
Consumer Finance – 0.1%
Discover Financial Services, 6.5000%	546,525	14,466,517
Diversified Financial Services – 0%
General Electric Capital Corp., 4.7000%	50,029	1,274,239
Total Preferred Stocks (cost $57,182,181)		61,636,953
Investment Companies – 2.7%
Money Markets – 2.7%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£ (cost $357,238,783)	357,238,783	357,238,783

Total Investments (total cost $11,498,686,865) – 99.9%	13,331,096,290
Cash, Receivables and Other Assets, net of Liabilities – 0.1%	14,476,736
Net Assets – 100%	$13,345,573,026

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,775,700,016	95.8%
United Kingdom	285,992,850	2.2
Singapore	64,705,493	0.5
Netherlands	59,772,582	0.5
China	45,383,293	0.3
Germany	43,328,867	0.3
Taiwan	30,498,550	0.2
Canada	13,578,862	0.1
Italy	12,135,777	0.1

Total	$13,331,096,290	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
British Pound	1/14/16	17,550,000	$25,869,185	$703,253

Credit Suisse International:
British Pound	2/4/16	11,319,000	16,685,365	116,559

HSBC Securities (USA), Inc.:
British Pound	1/21/16	8,825,000	13,008,543	373,158

JPMorgan Chase & Co.:
British Pound	1/14/16	9,120,000	13,443,132	351,844

RBC Capital Markets Corp.:
British Pound	2/4/16	7,621,000	11,234,134	67,976

Total			$80,240,359	$1,612,790

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $692,024,963, which represents 5.2% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of December 31, 2015.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	101,280,473	1,681,601,310	(1,425,643,000)	357,238,783	$ 109,725	$ 357,238,783

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$61,705,954	$63,477,571	0.5%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	10,996,185	10,861,796	0.1
Total		$72,702,139	$74,339,367	0.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 345,803,284	$ -
Bank Loans and Mezzanine Loans	-	97,290,579	-
Corporate Bonds	-	2,138,568,136	-
Mortgage-Backed Securities	-	1,148,894,070	-
U.S. Treasury Notes/Bonds	-	1,143,949,718	-
Common Stocks
Real Estate Management & Development	130,259,817	-	63,477,571
All Other	7,843,977,379	-	-
Preferred Stocks	-	61,636,953	-
Investment Companies	-	357,238,783	-
Total Investments in Securities	$ 7,974,237,196	$ 5,293,381,523	$ 63,477,571
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 1,612,790	$ -

Total Assets	$ 7,974,237,196	$ 5,294,994,313	$ 63,477,571

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Balanced Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests in a combination of equity securities selected for growth potential and fixed-income securities selected for income potential. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2015.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $139,913,861 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $77,910,194.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2015.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 11,461,636,756	$1,963,477,114	$(94,017,580)	$ 1,869,459,534

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Contrarian Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 100.2%
Airlines – 11.8%
American Airlines Group, Inc.	80,026	$3,389,101
United Continental Holdings, Inc.*,†	6,533,607	374,375,681
		377,764,782
Biotechnology – 0.5%
HLS Therapeutics, Inc.*,†,ß	1,759,765	17,597,650
Capital Markets – 3.4%
E*TRADE Financial Corp.*	3,717,436	110,184,803
Chemicals – 5.4%
Air Products & Chemicals, Inc.	687,359	89,432,280
Platform Specialty Products Corp.*,#	6,468,766	82,994,268
		172,426,548
Commercial Banks – 1.4%
Citizens Financial Group, Inc.	1,667,657	43,675,937
Communications Equipment – 3.9%
Motorola Solutions, Inc.	1,828,654	125,171,366
Construction & Engineering – 0.9%
Quanta Services, Inc.*	1,507,298	30,522,785
Construction Materials – 1.1%
Vulcan Materials Co.	369,456	35,087,236
Consumer Finance – 1.8%
Synchrony Financial*	1,862,232	56,630,475
Containers & Packaging – 4.8%
Ball Corp.†	1,102,700	80,199,371
Crown Holdings, Inc.*	1,464,579	74,254,155
		154,453,526
Diversified Financial Services – 2.8%
CME Group, Inc.	1,006,151	91,157,281
Electronic Equipment, Instruments & Components – 8.9%
Knowles Corp.*,#,£	10,018,595	133,547,871
Trimble Navigation, Ltd.*	2,312,140	49,595,403
Zebra Technologies Corp. - Class A*	1,469,206	102,330,198
		285,473,472
Hotels, Restaurants & Leisure – 3.5%
Norwegian Cruise Line Holdings, Ltd.*	286,002	16,759,717
Wendy's Co.	8,953,985	96,434,418
		113,194,135
Household Products – 0.8%
Energizer Holdings, Inc.	757,861	25,812,746
Internet & Catalog Retail – 2.7%
Lands' End, Inc.*,#,£	3,686,652	86,415,123
Leisure Products – 6.7%
Mattel, Inc.#	7,864,707	213,684,089
Media – 2.7%
News Corp. - Class A	6,507,144	86,935,444
Multiline Retail – 4.8%
Dollar Tree, Inc.*	1,987,518	153,476,140
Oil, Gas & Consumable Fuels – 6.1%
Canadian Natural Resources, Ltd. (U.S. Shares)	919,125	20,064,499
Enterprise Products Partners LP	2,809,992	71,879,595
MPLX LP#	2,634,935	103,631,994
		195,576,088
Personal Products – 1.0%
Edgewell Personal Care Co.	411,861	32,277,547
Pharmaceuticals – 16.1%
Endo International PLC*,†	4,344,852	265,991,839
Indivior PLC	17,136,005	47,435,133
Mallinckrodt PLC*	2,712,742	202,451,936
		515,878,908
Real Estate Investment Trusts (REITs) – 0.7%
Gramercy Property Trust	2,728,216	21,061,828
Real Estate Management & Development – 6.5%
Colony American Homes Holdings III LP§	1,377,158	14,184,727
St Joe Co.*,†,£	10,451,593	193,458,986
		207,643,713
Specialty Retail – 1.9%
Advance Auto Parts, Inc.	406,775	61,223,705
Total Common Stocks (cost $3,006,568,112)		3,213,325,327

Shares		Value
Investment Companies – 10.0%
Investments Purchased with Cash Collateral from Securities Lending – 10.0%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£ (cost $321,954,353)	321,954,353	$321,954,353

Total Investments (total cost $3,328,522,465) – 110.2%	3,535,279,680
Liabilities, net of Cash, Receivables and Other Assets – (10.2)%	(327,071,911)
Net Assets – 100%	$3,208,207,769

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$3,145,825,695	97.9%
United Kingdom	47,435,133	1.5
Canada	20,064,499	0.6

Total	$3,213,325,327	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Citibank NA:
British Pound	1/21/16	4,012,000	$5,913,912	$176,425

HSBC Securities (USA), Inc.:
British Pound	1/21/16	3,650,000	5,380,304	154,337

JPMorgan Chase & Co.:
British Pound	1/14/16	2,321,000	3,421,218	89,543

Total			$14,715,434	$420,305

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $459,995,700.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	415,772,916	308,057,280	(401,875,843)	321,954,353	$868,847(1)	$321,954,353
Janus Cash Liquidity Fund LLC	60,690,937	225,370,913	(286,061,850)	-	5,574	-
Knowles Corp.	10,018,595	-	-	10,018,595	-	133,547,871
Lands’ End	3,686,652	-	-	3,686,652	-	86,415,123
St Joe Co.	10,451,593	-	-	10,451,593	-	193,458,986

Total	$ 874,421	$735,376,333

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$13,788,831	$14,184,727	0.4%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Biotechnology	$ -	$ -	$ 17,597,650
Real Estate Management & Development	193,458,986		14,184,727
All Other	2,988,083,964	-	-

Investment Companies	-	321,954,353	-
Total Investments in Securities	$ 3,181,542,950	$ 321,954,353	$ 31,782,377

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 420,305	$ -
Total Assets	$ 3,181,542,950	$ 322,374,658	$ 31,782,377

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Contrarian Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as nondiversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2015.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $86,512,716 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $22,046,786.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period ended December 31, 2015, the average ending monthly market value amounts on purchased call options is $850,625.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,335,229,696	$564,325,285	$(364,275,301)	$ 200,049,984

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Contract Amounts		Value
Common Stocks – 90.7%
Airlines – 0.5%
China Southern Airlines Co., Ltd. - Class H	316,000	$243,836
Auto Components – 0.7%
Hyundai Mobis Co., Ltd.*	1,675	352,203
Automobiles – 5.3%
Astra International Tbk PT	850,700	370,406
Brilliance China Automotive Holdings, Ltd.	180,000	226,457
Chongqing Changan Automobile Co., Ltd. - Class Bß	511,100	1,127,747
Hyundai Motor Co.	3,910	496,963
Mahindra & Mahindra, Ltd.	13,324	256,268
Yulon Motor Co., Ltd.	365,157	335,792
		2,813,633
Beverages – 3.2%
Arca Continental SAB de CV	85,800	521,334
Fomento Economico Mexicano SAB de CV	95,900	899,717
SABMiller PLC	4,728	287,200
		1,708,251
Capital Markets – 2.0%
Atlas Mara, Ltd.*	68,375	358,969
CITIC Securities Co., Ltd. - Class H	189,000	441,906
Haitong International Securities Group, Ltd.	387,609	238,573
		1,039,448
Commercial Banks – 16.2%
Axis Bank, Ltd.	73,763	500,767
Banco do Brasil SA	64,800	241,505
Banco Santander Chile	9,276,140	416,621
Bangkok Bank PCL (NVDR)	56,300	238,692
Bank Danamon Indonesia Tbk PT	675,000	156,749
Bank Mandiri Persero Tbk PT	767,500	515,194
Bank of China, Ltd. - Class H	1,103,000	492,449
China Construction Bank Corp. - Class H	1,899,000	1,301,155
Grupo Financiero Banorte SAB de CV	133,400	735,527
Hana Financial Group, Inc.	16,528	332,731
Industrial & Commercial Bank of China, Ltd. - Class H	1,757,000	1,061,029
Itau Unibanco Holding SA (ADR)	147,548	960,537
Metropolitan Bank & Trust Co.	134,091	229,471
Sberbank of Russia PJSC (ADR)	108,796	639,720
Shinhan Financial Group Co., Ltd.*	20,791	701,428
Turkiye Halk Bankasi A/S	33,610	119,768
		8,643,343
Construction & Engineering – 0.3%
Louis XIII Holdings, Ltd.*	502,186	136,728
Construction Materials – 0.3%
China Resources Cement Holdings, Ltd.	552,000	169,522
Diversified Financial Services – 0.9%
BM&FBovespa SA	95,800	263,783
FirstRand, Ltd.	87,287	239,371
		503,154
Diversified Telecommunication Services – 1.3%
China Telecom Corp., Ltd. - Class H	663,693	311,730
KT Corp.*	6,360	153,263
Singapore Telecommunications, Ltd.	97,200	251,693
		716,686
Electric Utilities – 1.5%
Power Grid Corp. of India, Ltd.	246,847	526,699
Tenaga Nasional Bhd	89,400	277,578
		804,277
Electrical Equipment – 1.5%
Finolex Cables, Ltd.	53,354	204,012
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS	200,477	605,068
		809,080
Electronic Equipment, Instruments & Components – 4.3%
Chroma ATE, Inc.	109,000	212,085
Delta Electronics, Inc.	89,358	423,104
Hon Hai Precision Industry Co., Ltd.	215,454	530,090
Largan Precision Co., Ltd.	8,000	552,967
TPK Holding Co., Ltd.	107,000	268,795
WPG Holdings, Ltd.	317,000	303,573
		2,290,614

Shares or Contract Amounts		Value
Common Stocks – (continued)
Energy Equipment & Services – 0.2%
Ocean Rig UDW, Inc.	68,070	$110,954
Food & Staples Retailing – 0.4%
X5 Retail Group NV (GDR)*	11,505	218,020
Food Products – 1.5%
AMATHEON AGRI*	134,695	327,846
Marfrig Global Foods SA*	150,700	241,958
San Miguel Pure Foods Co., Inc.	92,370	253,311
		823,115
Health Care Providers & Services – 0.6%
Integrated Diagnostics Holdings PLC (144A)*	64,862	320,743
Hotels, Restaurants & Leisure – 0.8%
Genting Bhd	177,500	303,695
Melco International Development, Ltd.	91,000	136,680
		440,375
Household Durables – 1.0%
Midea Group Co., Ltd. - Class Aß	110,000	555,963
Independent Power and Renewable Electricity Producers – 1.0%
Beijing Jingneng Clean Energy Co., Ltd. - Class H	1,498,105	531,599
Industrial Conglomerates – 1.4%
LT Group, Inc.	564,021	177,216
Seibu Holdings, Inc.	20,769	428,756
Shun Tak Holdings, Ltd.	332,000	125,092
		731,064
Information Technology Services – 1.7%
Cognizant Technology Solutions Corp. - Class A*	10,740	644,615
QIWI PLC (ADR)†	6,749	121,145
Samsung SDS Co., Ltd.*	597	129,351
		895,111
Insurance – 4.6%
China Life Insurance Co., Ltd. - Class H	187,000	604,448
Ping An Insurance Group Co. of China Ltd - Class Aß	205,400	1,138,721
Samsung Life Insurance Co., Ltd.*	7,368	691,359
		2,434,528
Internet & Catalog Retail – 1.6%
Ctrip.com International, Ltd. (ADR)*	5,359	248,282
JD.com, Inc. (ADR)*	7,892	254,635
MySale Group PLC*	502,412	333,248
		836,165
Internet Software & Services – 6.9%
Alibaba Group Holding, Ltd. (ADR)*,†,#	12,381	1,006,204
Baidu, Inc. (ADR)*	1,860	351,614
Kakao Corp.*	2,646	261,372
NAVER Corp.*	748	419,845
Rocket Internet SE*	834	25,592
Tencent Holdings, Ltd.	71,000	1,397,133
Yandex NV - Class A*	13,135	206,482
		3,668,242
Machinery – 0.1%
Iochpe-Maxion SA	15,461	48,083
Marine – 0.3%
First Steamship Co., Ltd.	537,000	157,302
Media – 1.3%
Naspers, Ltd. - Class N	4,861	666,998
Metals & Mining – 0.9%
Hindustan Zinc, Ltd.	60,498	133,886
POSCO	1,757	249,544
Vale SA (ADR)†,#	35,235	115,923
		499,353
Multiline Retail – 0.8%
SACI Falabella	69,823	445,488
Oil, Gas & Consumable Fuels – 2.8%
China Petroleum & Chemical Corp. - Class H	386,600	233,463
Ophir Energy PLC*	282,542	410,009
PetroChina Co., Ltd. - Class H	574,000	376,257
Petroleo Brasileiro SA (ADR)*,†,#	43,396	186,603
Reliance Industries, Ltd.	18,005	276,148
		1,482,480
Pharmaceuticals – 1.6%
Yunnan Baiyao Group Co., Ltd. - Class Aß	75,173	840,684
Real Estate Management & Development – 3.5%
Belle Corp.	2,507,000	155,089
Central China Real Estate, Ltd.	1,490,794	311,632
China Vanke Co., Ltd. - Class Aß	77,700	292,320

Shares or Contract Amounts		Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
CSI Properties, Ltd.	8,790,000	$300,569
Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)	45,000	262,749
Emaar Properties PJSC	161,745	250,573
Siam Future Development PCL	1,117,840	194,231
Siam Future Development PCL (NVDR)	448,100	77,860
		1,845,023
Road & Rail – 1.2%
Daqin Railway Co., Ltd. - Class Aß	376,100	499,258
Globaltrans Investment PLC (GDR)*	25,810	117,435
		616,693
Semiconductor & Semiconductor Equipment – 6.4%
Hua Hong Semiconductor, Ltd. (144A)*	269,269	261,632
MediaTek, Inc.	25,000	190,311
SK Hynix, Inc.*	39,090	1,025,350
Taiwan Semiconductor Manufacturing Co., Ltd.	442,000	1,924,606
		3,401,899
Specialty Retail – 1.8%
Chow Tai Fook Jewellery Group, Ltd.#	350,400	226,070
L'Occitane International SA	118,998	230,325
PC Jeweller, Ltd.	86,302	509,117
		965,512
Technology Hardware, Storage & Peripherals – 5.5%
Catcher Technology Co., Ltd.	76,000	638,714
Samsung Electronics Co., Ltd.	2,144	2,304,393
		2,943,107
Textiles, Apparel & Luxury Goods – 0.3%
Cie Financiere Richemont SA	25,369	183,244
Thrifts & Mortgage Finance – 2.0%
Housing Development Finance Corp., Ltd.	42,100	804,261
LIC Housing Finance, Ltd.	36,750	283,350
		1,087,611
Tobacco – 0.6%
ITC, Ltd.	61,373	304,117
Wireless Telecommunication Services – 1.9%
China Mobile, Ltd.	89,000	1,004,865
Total Common Stocks (cost $54,109,668)		48,289,113
Preferred Stocks – 2.1%
Paper & Forest Products – 1.1%
Suzano Papel e Celulose SA	124,900	590,235
Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co., Ltd.	562	523,025
Total Preferred Stocks (cost $1,101,424)		1,113,260
Warrants – 0%
Capital Markets – 0%
Atlas Mara, Ltd., expires 12/17/17 (144A)* (cost $21,536)	69,975	8,747
Investment Companies – 4.6%
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	735,800	735,800
Money Markets – 3.2%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	1,714,271	1,714,271
Total Investment Companies (cost $2,450,071)		2,450,071
OTC Purchased Options – Calls – 0.2%
Counterparty/Reference Asset
Goldman Sachs International:
CNH Currency, exercise price $6.40, expires November 2016* (premiums paid $48,042)	1,585,540	91,555
Total Investments (total cost $57,730,741) – 97.6%		51,952,746
Cash, Receivables and Other Assets, net of Liabilities – 2.4%		1,279,973
Net Assets – 100%		$53,232,719

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$15,285,658	29.4%
South Korea	7,640,827	14.7
Taiwan	5,537,339	10.7
India	3,798,625	7.3
United States	3,186,241	6.1

Brazil	2,648,627	5.1
Mexico	2,156,578	4.2
United Kingdom	1,718,916	3.3
Hong Kong	1,425,344	2.7
Russia	1,302,802	2.5
Indonesia	1,042,349	2.0
South Africa	906,369	1.7
Chile	862,109	1.7
Philippines	815,087	1.6
Turkey	724,836	1.4
Malaysia	581,273	1.1
Thailand	510,783	1.0
Japan	428,756	0.8
Germany	353,438	0.7
Singapore	251,693	0.5
United Arab Emirates	250,573	0.5
France	230,325	0.4
Switzerland	183,244	0.4
Greece	110,954	0.2

Total	$51,952,746	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Credit Suisse International:
Japanese Yen	2/4/16	48,262,000	$401,877	$(1,363)

Schedule of Total Return Swaps
					Unrealized
	Return Paid	Return Received	Termination	Notional	Appreciation/
Counterparty	by the Fund	by the Fund	Date	Amount	(Depreciation)

Credit Suisse International	1 month USD LIBOR plus 100 basis points	Saudi International Petrochemical Co.	2/8/16	$88,727	$(12,457)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $853,871, which represents 1.6% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $652,355.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	672,700	1,348,485	(1,285,385)	735,800	$ 2,611(1)	$ 735,800
Janus Cash Liquidity Fund LLC	1,908,334	12,156,937	(12,351,000)	1,714,271	1,066	1,714,271
					$ 3,677	$ 2,450,071
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Real Estate Management & Development	$ 1,552,703	$ 292,320	$ -
All Other	46,444,090	-	-
Preferred Stocks	-	1,113,260	-
Warrants	8,747	-	-
Investment Companies	-	2,450,071	-
OTC Purchased Options – Calls	-	91,555
Total Assets	$ 48,005,540	$ 3,947,206	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 1,363	$ -
Outstanding Swap Contracts, at Value	-	12,457	-
Total Liabilities	$ -	$ 13,820	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Emerging Markets Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities.The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $26,114,245 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $343,550.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended December 31, 2015, the average ending monthly market value amounts on total return swaps which are long the reference asset is $7,227.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 58,440,753	$ 1,062,815	$ (7,550,822)	$ (6,488,007)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 94.9%
Aerospace & Defense – 3.0%
HEICO Corp. - Class A	903,513	$44,452,840
Precision Castparts Corp.	218,645	50,727,826
Teledyne Technologies, Inc.*	694,293	61,583,789
TransDigm Group, Inc.*	161,765	36,955,214
		193,719,669
Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	1,976,829	89,154,988
Airlines – 1.2%
Ryanair Holdings PLC (ADR)	917,202	79,301,285
Biotechnology – 2.3%
AbbVie, Inc.	497,534	29,473,914
Celgene Corp.*,†	586,909	70,288,222
Medivation, Inc.*	915,539	44,257,155
		144,019,291
Building Products – 0.8%
AO Smith Corp.	622,356	47,678,693
Capital Markets – 3.4%
LPL Financial Holdings, Inc.#	2,512,177	107,144,349
TD Ameritrade Holding Corp.	3,113,016	108,052,785
		215,197,134
Chemicals – 0.5%
Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	1,920,011	32,870,588
Commercial Services & Supplies – 2.1%
Edenred	2,164,709	41,045,498
Ritchie Bros Auctioneers, Inc. (U.S. Shares)†,#	3,807,469	91,798,078
		132,843,576
Containers & Packaging – 0.5%
Sealed Air Corp.	733,076	32,695,190
Diversified Consumer Services – 1.1%
ServiceMaster Global Holdings, Inc.*	1,815,149	71,226,447
Diversified Financial Services – 3.1%
FactSet Research Systems, Inc.	172,635	28,065,272
Markit, Ltd.*,#	2,610,893	78,770,642
MSCI, Inc.	1,272,909	91,814,926
		198,650,840
Electrical Equipment – 3.9%
AMETEK, Inc.	1,049,200	56,226,628
Sensata Technologies Holding NV*	4,160,157	191,616,831
		247,843,459
Electronic Equipment, Instruments & Components – 5.4%
Amphenol Corp. - Class A	1,334,772	69,715,142
Belden, Inc.	966,260	46,071,277
Flextronics International, Ltd.*	4,986,162	55,894,876
National Instruments Corp.	2,747,143	78,815,533
TE Connectivity, Ltd. (U.S. Shares)	1,503,736	97,156,383
		347,653,211
Food Products – 1.0%
Mead Johnson Nutrition Co.	825,531	65,175,672
Health Care Equipment & Supplies – 7.0%
Boston Scientific Corp.*	7,671,600	141,464,304
IDEXX Laboratories, Inc.*,†	299,364	21,829,623
Masimo Corp.*	870,802	36,146,991
Teleflex, Inc.	774,025	101,745,586
Varian Medical Systems, Inc.*	1,798,357	145,307,246
		446,493,750
Health Care Providers & Services – 1.8%
Henry Schein, Inc.*,†	728,487	115,239,359
Health Care Technology – 2.4%
athenahealth, Inc.*,#	696,508	112,116,893
IMS Health Holdings, Inc.*	1,599,131	40,729,867
		152,846,760
Hotels, Restaurants & Leisure – 2.7%
Aramark	1,167,484	37,651,359
Chipotle Mexican Grill, Inc.*	63,727	30,579,401
Dunkin' Brands Group, Inc.#	2,379,949	101,362,028
		169,592,788
Industrial Conglomerates – 1.0%
Roper Industries, Inc.	344,960	65,469,958

Shares		Value
Common Stocks – (continued)
Information Technology Services – 10.1%
Amdocs, Ltd. (U.S. Shares)	2,487,182	$135,725,522
Broadridge Financial Solutions, Inc.	2,003,604	107,653,643
Fidelity National Information Services, Inc.	924,900	56,048,940
Gartner, Inc.*	744,155	67,494,859
Global Payments, Inc.	767,782	49,529,617
Jack Henry & Associates, Inc.	1,544,084	120,531,197
WEX, Inc.*	1,235,268	109,197,691
		646,181,469
Insurance – 1.8%
Aon PLC	1,254,399	115,668,132
Internet Software & Services – 2.0%
Cimpress NV*,#	750,645	60,907,335
CoStar Group, Inc.*	320,247	66,191,852
		127,099,187
Leisure Products – 0.5%
Polaris Industries, Inc.#	388,517	33,393,036
Life Sciences Tools & Services – 3.6%
Bio-Techne Corp.	408,753	36,787,770
Mettler-Toledo International, Inc.*	102,643	34,809,321
PerkinElmer, Inc.	1,789,088	95,841,444
Waters Corp.*	463,814	62,420,088
		229,858,623
Machinery – 2.3%
Middleby Corp.*	410,012	44,227,994
Rexnord Corp.*,†	3,904,927	70,757,277
Wabtec Corp.	420,064	29,874,952
		144,860,223
Media – 1.5%
Omnicom Group, Inc.	1,263,305	95,581,656
Multiline Retail – 1.1%
Dollar General Corp.	484,010	34,785,799
Dollar Tree, Inc.*	468,746	36,196,566
		70,982,365
Oil, Gas & Consumable Fuels – 0.5%
World Fuel Services Corp.	894,025	34,384,202
Professional Services – 2.7%
Verisk Analytics, Inc. - Class A*	2,280,877	175,353,824
Real Estate Investment Trusts (REITs) – 5.9%
Crown Castle International Corp.	2,612,278	225,831,433
Lamar Advertising Co. - Class A	2,570,638	154,186,867
		380,018,300
Road & Rail – 0.9%
Canadian Pacific Railway, Ltd. (U.S. Shares)	467,277	59,624,545
Semiconductor & Semiconductor Equipment – 4.8%
Atmel Corp.	6,301,764	54,258,188
KLA-Tencor Corp.	1,243,170	86,213,840
ON Semiconductor Corp.*	7,326,543	71,800,121
Xilinx, Inc.	2,071,340	97,290,840
		309,562,989
Software – 8.1%
Apptio, Inc.*,§	181,903	4,128,216
Atlassian Corp PLC - Class A*	268,702	8,082,556
Cadence Design Systems, Inc.*	5,185,404	107,908,257
Constellation Software, Inc.	241,308	100,618,546
Intuit, Inc.	888,779	85,767,174
NICE Systems, Ltd. (ADR)#	2,105,305	120,676,083
SS&C Technologies Holdings, Inc.	1,303,596	88,996,499
		516,177,331
Specialty Retail – 0.3%
Monro Muffler Brake, Inc.	273,997	18,144,081
Textiles, Apparel & Luxury Goods – 3.7%
Carter's, Inc.	609,600	54,272,688
Gildan Activewear, Inc.#	3,779,702	107,419,131
Li & Fung, Ltd.	31,869,390	21,671,744
Wolverine World Wide, Inc.	3,224,442	53,880,426
		237,243,989
Trading Companies & Distributors – 0.5%
Fastenal Co.#	735,087	30,006,251
Total Common Stocks (cost $4,749,783,466)		6,071,812,861
Investment Companies – 11.8%
Investments Purchased with Cash Collateral from Securities Lending – 6.6%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	420,444,118	420,444,118

Shares		Value
Investment Companies – (continued)
Money Markets – 5.2%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	331,627,541	$331,627,541
Total Investment Companies (cost $752,071,659)		752,071,659
Total Investments (total cost $5,501,855,125) – 106.7%		6,823,884,520
Liabilities, net of Cash, Receivables and Other Assets – (6.7)%		(427,392,425)
Net Assets – 100%		$6,396,492,095

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,082,005,824	89.1%
Canada	392,330,888	5.7
Israel	120,676,083	1.8
United Kingdom	86,853,198	1.3
Ireland	79,301,285	1.2
France	41,045,498	0.6
Hong Kong	21,671,744	0.3

Total	$6,823,884,520	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
Canadian Dollar	1/14/16	8,908,000	$6,438,929	$128,306
Euro	1/14/16	17,600,000	19,128,773	190,931

			25,567,702	319,237

Citibank NA:
Canadian Dollar	1/21/16	26,592,000	19,221,805	346,705
Euro	1/21/16	32,048,000	34,838,237	262,335
Euro	1/21/16	4,500,000	4,891,790	(10,788)

			58,951,832	598,252

Credit Suisse International:
Canadian Dollar	2/4/16	5,317,000	3,843,544	(24,382)
Euro	2/4/16	2,800,000	3,044,918	14,362

			6,888,462	(10,020)

HSBC Securities (USA), Inc.:
Canadian Dollar	1/21/16	23,768,000	17,180,500	323,888
Euro	1/21/16	18,300,000	19,893,277	131,681

			37,073,777	455,569

JPMorgan Chase & Co.:
Euro	1/14/16	5,940,000	6,455,961	61,680

RBC Capital Markets Corp.:
Canadian Dollar	2/4/16	14,100,000	10,192,585	(66,439)
Euro	2/4/16	23,900,000	25,990,551	124,835

			36,183,136	58,396

Total			$171,120,870	$1,483,114

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $150,320,049.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	264,914,184	483,121,721	(327,591,787)	420,444,118	$ 740,562(1)	$ 420,444,118
Janus Cash Liquidity Fund LLC	336,826,661	379,544,880	(384,744,000)	331,627,541	155,951	331,627,541
Total					$ 896,513	$ 752,071,659
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apptio, Inc.	5/2/13	$4,128,216	$4,128,216	0.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Software	$ 512,049,115	$ -	$ 4,128,216
All Other	5,555,635,530	-	-

Investment Companies	-	752,071,659	-
Total Investments in Securities	$ 6,067,684,645	$ 752,071,659	$ 4,128,216

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 1,584,723	$ -
Total Assets	$ 6,067,684,645	$ 753,656,382	$ 4,128,216

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 101,609	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Enterprise Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $59,891,177 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $153,402,646.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 5,499,887,743	$1,525,991,641	$(201,994,864)	$ 1,323,996,777

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Forty Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 97.7%
Auto Components – 1.2%
Delphi Automotive PLC	330,023	$28,292,872
Automobiles – 0.8%
Tesla Motors, Inc.*	82,366	19,768,664
Biotechnology – 7.8%
Amgen, Inc.	459,333	74,563,526
Celgene Corp.*	482,743	57,813,302
Regeneron Pharmaceuticals, Inc.*	93,145	50,565,626
		182,942,454
Capital Markets – 4.1%
Charles Schwab Corp.	957,969	31,545,919
E*TRADE Financial Corp.*	2,170,656	64,338,244
		95,884,163
Commercial Banks – 2.8%
US Bancorp	1,545,611	65,951,221
Construction Materials – 2.9%
Vulcan Materials Co.	703,345	66,796,675
Consumer Finance – 1.8%
Synchrony Financial*	1,415,579	43,047,757
Diversified Financial Services – 2.7%
Intercontinental Exchange, Inc.	243,792	62,474,138
Food & Staples Retailing – 1.8%
Costco Wholesale Corp.	265,293	42,844,819
Health Care Equipment & Supplies – 2.4%
Boston Scientific Corp.*	3,013,351	55,566,192
Hotels, Restaurants & Leisure – 7.6%
Chipotle Mexican Grill, Inc.*	120,590	57,865,111
Norwegian Cruise Line Holdings, Ltd.*	1,180,591	69,182,633
Starbucks Corp.	854,978	51,324,329
		178,372,073
Industrial Conglomerates – 4.1%
General Electric Co.	3,069,060	95,601,219
Information Technology Services – 3.6%
MasterCard, Inc. - Class A	861,549	83,880,411
Internet & Catalog Retail – 7.4%
Amazon.com, Inc.*	108,565	73,377,998
Ctrip.com International, Ltd. (ADR)*	773,706	35,845,799
Priceline Group, Inc.*	49,625	63,269,394
		172,493,191
Internet Software & Services – 11.6%
Alphabet, Inc. - Class C	190,649	144,679,713
CoStar Group, Inc.*	290,174	59,976,064
Facebook, Inc. - Class A*	629,520	65,885,563
		270,541,340
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	989,115	68,041,221
Zoetis, Inc.	1,551,556	74,350,564
		142,391,785
Professional Services – 3.1%
Nielsen Holdings PLC	1,535,896	71,572,754
Real Estate Investment Trusts (REITs) – 3.1%
Crown Castle International Corp.	833,177	72,028,152
Road & Rail – 2.2%
Canadian Pacific Railway, Ltd. (U.S. Shares)	407,404	51,984,750
Semiconductor & Semiconductor Equipment – 1.9%
NXP Semiconductor NV*	518,564	43,689,017
Software – 8.0%
Adobe Systems, Inc.*	941,847	88,477,107
Salesforce.com, Inc.*	908,951	71,261,758
Workday, Inc. - Class A*	354,495	28,246,162
		187,985,027
Specialty Retail – 8.1%
Advance Auto Parts, Inc.	348,728	52,487,051
Lowe's Cos., Inc.	1,479,683	112,515,095
TJX Cos., Inc.	346,255	24,552,942
		189,555,088
Technology Hardware, Storage & Peripherals – 2.6%
Apple, Inc.	565,371	59,510,951
Total Common Stocks (cost $1,768,333,462)		2,283,174,713

Shares		Value
Investment Companies – 2.4%
Money Markets – 2.4%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£ (cost $56,577,640)	56,577,640	$56,577,640
Total Investments (total cost $1,824,911,102) – 100.1%		2,339,752,353
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,800,285)
Net Assets – 100%		$2,336,952,068

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,208,232,787	94.4%
Canada	51,984,750	2.2
Netherlands	43,689,017	1.9
China	35,845,799	1.5

Total	$2,339,752,353	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	85,185,340	195,052,300	(223,660,000)	56,577,640	$ 38,376	$ 56,577,640

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 2,283,174,713	$ -	$ -
Investment Companies	-	56,577,640	-
Total Assets	$ 2,283,174,713	$ 56,577,640	$ -

Significant Accounting Policies

Janus Forty Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as nondiversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,825,143,715	$556,368,953	$(41,760,315)	$ 514,608,638

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 97.8%
Aerospace & Defense – 2.3%
Honeywell International, Inc.	1,373,273	$142,229,885
Northrop Grumman Corp.	216,989	40,969,693
		183,199,578
Airlines – 0.8%
Southwest Airlines Co.	1,485,866	63,981,390
Auto Components – 0.9%
Delphi Automotive PLC	870,773	74,651,369
Automobiles – 0.3%
Tesla Motors, Inc.*	95,544	22,931,515
Biotechnology – 5.0%
AbbVie, Inc.	866,586	51,336,555
Amgen, Inc.	1,374,815	223,173,719
Celgene Corp.*	679,207	81,341,830
Regeneron Pharmaceuticals, Inc.*	76,426	41,489,383
		397,341,487
Capital Markets – 1.2%
Blackstone Group LP	1,452,637	42,475,106
Charles Schwab Corp.	1,513,361	49,834,978
		92,310,084
Chemicals – 2.0%
Air Products & Chemicals, Inc.	471,549	61,353,240
PPG Industries, Inc.	1,020,499	100,845,711
		162,198,951
Communications Equipment – 0.6%
Motorola Solutions, Inc.	701,935	48,047,451
Consumer Finance – 0.8%
Synchrony Financial*	2,217,620	67,437,824
Containers & Packaging – 0.6%
Ball Corp.	652,654	47,467,525
Diversified Consumer Services – 0.1%
ServiceMaster Global Holdings, Inc.*	122,262	4,797,561
Electric Utilities – 0.9%
Brookfield Infrastructure Partners LP	1,826,469	69,241,440
Electrical Equipment – 0.7%
Sensata Technologies Holding NV*	1,249,576	57,555,471
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. - Class A	1,231,374	64,314,664
Energy Equipment & Services – 0.2%
Baker Hughes, Inc.	321,976	14,859,192
Food & Staples Retailing – 1.7%
Kroger Co.	3,228,365	135,042,508
Food Products – 1.1%
Hershey Co.	1,004,510	89,672,608
Health Care Equipment & Supplies – 2.3%
Boston Scientific Corp.*	6,560,834	120,981,779
Teleflex, Inc.	470,607	61,861,290
		182,843,069
Health Care Providers & Services – 0.6%
Aetna, Inc.	290,688	31,429,187
Express Scripts Holding Co.*	180,498	15,777,330
		47,206,517
Health Care Technology – 1.3%
athenahealth, Inc.*	619,570	99,732,183
Hotels, Restaurants & Leisure – 6.6%
Aramark	1,751,376	56,481,876
Chipotle Mexican Grill, Inc.*	245,189	117,653,942
Dunkin' Brands Group, Inc.	2,183,785	93,007,403
McDonald's Corp.	371,724	43,915,473
Norwegian Cruise Line Holdings, Ltd.*	2,115,961	123,995,315
Starbucks Corp.	1,437,558	86,296,607
		521,350,616
Household Products – 2.3%
Colgate-Palmolive Co.	647,723	43,151,306
Kimberly-Clark Corp.	1,072,848	136,573,550
		179,724,856
Industrial Conglomerates – 1.1%
General Electric Co.	2,722,097	84,793,322
Information Technology Services – 3.2%
MasterCard, Inc. - Class A	1,085,236	105,658,577

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Visa, Inc. - Class A	1,890,015	$146,570,663
		252,229,240
Internet & Catalog Retail – 3.5%
Amazon.com, Inc.*	284,586	192,348,831
Ctrip.com International, Ltd. (ADR)*	775,116	35,911,124
Priceline Group, Inc.*	38,382	48,935,131
		277,195,086
Internet Software & Services – 10.9%
Alibaba Group Holding, Ltd. (ADR)*	842,720	68,487,854
Alphabet, Inc. - Class A*	81,852	63,681,674
Alphabet, Inc. - Class C	548,969	416,601,595
CoStar Group, Inc.*	356,966	73,781,303
Facebook, Inc. - Class A*	2,285,624	239,213,408
		861,765,834
Leisure Products – 0.7%
Polaris Industries, Inc.	650,887	55,943,738
Media – 3.6%
Comcast Corp. - Class A	2,305,038	130,073,294
Liberty Global PLC - Class C*	1,569,526	63,989,575
Walt Disney Co.	909,097	95,527,913
		289,590,782
Multiline Retail – 2.2%
Dollar General Corp.	1,046,723	75,227,982
Dollar Tree, Inc.*	1,283,198	99,088,550
		174,316,532
Oil, Gas & Consumable Fuels – 0.9%
Anadarko Petroleum Corp.	304,771	14,805,775
Antero Resources Corp.*	755,878	16,478,140
MPLX LP	806,885	31,734,787
Southwestern Energy Co.*	901,678	6,410,931
		69,429,633
Personal Products – 0.8%
Estee Lauder Cos., Inc. - Class A	738,287	65,013,553
Pharmaceuticals – 8.5%
Allergan PLC*	531,861	166,206,562
Bristol-Myers Squibb Co.	2,709,376	186,377,975
Eli Lilly & Co.	1,071,095	90,250,465
Endo International PLC*	1,515,800	92,797,276
Jazz Pharmaceuticals PLC*	530,430	74,557,241
Mallinckrodt PLC*	852,004	63,585,058
		673,774,577
Professional Services – 1.1%
Verisk Analytics, Inc. - Class A*	1,115,355	85,748,492
Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp.	1,126,993	109,261,971
Real Estate Management & Development – 2.2%
CBRE Group, Inc. - Class A*	3,088,959	106,816,202
Colony American Homes Holdings III LP§	6,344,053	65,343,746
		172,159,948
Road & Rail – 1.6%
Canadian Pacific Railway, Ltd. (U.S. Shares)	769,004	98,124,910
Union Pacific Corp.	399,336	31,228,075
		129,352,985
Semiconductor & Semiconductor Equipment – 4.6%
ARM Holdings PLC	4,479,238	68,598,504
Avago Technologies, Ltd.	880,640	127,824,896
NXP Semiconductor NV*	1,638,608	138,052,724
Taiwan Semiconductor Manufacturing Co., Ltd.	7,516,814	32,730,562
		367,206,686
Software – 8.9%
Adobe Systems, Inc.*	1,133,520	106,482,869
ANSYS, Inc.*	553,478	51,196,715
Cadence Design Systems, Inc.*	5,285,507	109,991,401
Electronic Arts, Inc.*	813,244	55,886,128
Microsoft Corp.	736,727	40,873,614
NetSuite, Inc.*	1,002,399	84,823,003
Oracle Corp.	924,964	33,788,935
Salesforce.com, Inc.*	938,784	73,600,666
ServiceNow, Inc.*	523,851	45,344,543
Ultimate Software Group, Inc.*	330,661	64,647,532
Workday, Inc. - Class A*	463,629	36,941,959
		703,577,365

Shares		Value
Common Stocks – (continued)
Specialty Retail – 4.7%
AutoZone, Inc.*	85,320	$63,299,761
Home Depot, Inc.	2,032,469	268,794,025
Sally Beauty Holdings, Inc.*	1,471,649	41,044,291
		373,138,077
Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	2,464,037	259,364,535
Textiles, Apparel & Luxury Goods – 0.8%
Gildan Activewear, Inc.	1,464,028	41,607,676
NIKE, Inc. - Class B	323,448	20,215,500
		61,823,176
Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.*	1,336,880	52,298,746
Total Common Stocks (cost $6,313,812,051)		7,743,892,137
Investment Companies – 2.2%
Money Markets – 2.2%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£ (cost $171,432,502)	171,432,502	171,432,502
Total Investments (total cost $6,485,244,553) – 100.0%		7,915,324,639
Cash, Receivables and Other Assets, net of Liabilities – 0%		226,212
Net Assets – 100%		$7,915,550,851

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$7,362,569,845	93.0%
Canada	208,974,026	2.6
Netherlands	138,052,724	1.8
China	104,398,978	1.3
United Kingdom	68,598,504	0.9
Taiwan	32,730,562	0.4

Total	$7,915,324,639	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	-	825,426,785	(653,994,283)	171,432,502	$ 81,877	$ 171,432,502

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$63,520,047	$65,343,746	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Real Estate Management & Development	$ 106,816,202	$ -	$ 65,343,746
All Other	7,571,732,189	-	-

Investment Companies	-	171,432,502	-
Total Assets	$ 7,678,548,391	$ 171,432,502	$ 65,343,746

Significant Accounting Policies

Janus Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities.The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2015.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $136,819,206 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $29,336,756. There were no forward currency contracts held at December 31, 2015.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on various equity securities, and ETFs, for the purpose of decreasing exposure to individual equity risk.

During the period ended December 31, 2015, the average ending monthly market value amounts on purchased put options is $1,174,575. There were no purchased options held at December 31, 2015.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and

Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,485,262,817	$1,617,343,069	$(187,281,247)	$ 1,430,061,822

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Principal Amounts		Value
Corporate Bonds – 0.5%
Consumer Non-Cyclical – 0.5%
PTC Therapeutics, Inc., 3.0000%, 8/15/22 (144A)# (cost $27,279,000)	$27,279,000	$24,551,100
Common Stocks – 98.2%
Biotechnology – 39.0%
AbbVie, Inc.	2,448,286	145,036,463
Acerta Pharma BV*,§	1,598,529	35,743,108
Achillion Pharmaceuticals, Inc.*,#	3,874,103	41,801,571
Actelion, Ltd.*	377,973	52,696,525
Aduro Biotech, Inc.*	1,784,751	50,222,893
Advanced Accelerator Applications SA (ADR)*,#	266,752	8,341,335
Alder Biopharmaceuticals, Inc.*	1,750,421	57,816,406
Alexion Pharmaceuticals, Inc.*	398,691	76,050,308
Alkermes PLC*	425,692	33,791,431
AMAG Pharmaceuticals, Inc.*,#	999,466	30,173,879
Amgen, Inc.	1,103,219	179,085,540
Amicus Therapeutics, Inc.*,#	2,871,343	27,852,027
Anacor Pharmaceuticals, Inc.*	386,024	43,609,131
Ascendis Pharma A/S (ADR)*	701,916	12,859,101
Axovant Sciences, Ltd.*,#	1,857,142	33,484,270
Baxalta, Inc.	852,499	33,273,036
Biogen, Inc.*	290,332	88,943,208
Celgene Corp.*	1,071,724	128,349,666
Chimerix, Inc.*	1,085,984	9,719,557
DBV Technologies SA (ADR)*	1,214,701	44,105,793
Dimension Therapeutics, Inc.*,#	750,250	8,462,820
Dyax Corp.*	1,629,738	61,310,744
Edge Therapeutics, Inc.*,£,§	1,571,915	17,684,044
FibroGen, Inc.*	971,978	29,616,170
Gilead Sciences, Inc.†	828,011	83,786,433
Global Blood Therapeutics, Inc.*,#	436,393	14,108,586
Heron Therapeutics, Inc.*,#	1,257,175	33,566,573
Incyte Corp.*	232,802	25,247,377
Insmed, Inc.*	1,640,744	29,779,504
Insys Therapeutics, Inc.*,#	1,239,670	35,491,752
Ironwood Pharmaceuticals, Inc.*	3,238,183	37,530,541
La Jolla Pharmaceutical Co.*,#	575,603	15,541,281
Medivation, Inc.*	776,244	37,523,635
Neurocrine Biosciences, Inc.*	768,655	43,482,813
Novavax, Inc.*,#	1,875,047	15,731,644
OvaScience, Inc.*,£	1,591,633	15,550,254
Pronai Therapeutics, Inc.*,§	806,644	11,525,330
ProQR Therapeutics NV*	283,658	2,462,151
PTC Therapeutics, Inc.*,#	360,398	11,676,895
Puma Biotechnology, Inc.*,#	124,894	9,791,690
Regeneron Pharmaceuticals, Inc.*	127,071	68,983,034
REGENXBIO, Inc.*,#	222,210	3,688,686
RPI International Holdings LP§	127,226	14,904,526
Solid GT LLC*,§	22,518	7,093,170
Vertex Pharmaceuticals, Inc.*	415,474	52,279,093
Voyager Therapeutics, Inc.*,#	310,631	6,802,819
		1,826,576,813
Health Care Equipment & Supplies – 6.8%
Baxter International, Inc.	1,351,404	51,556,063
Boston Scientific Corp.*	5,884,535	108,510,825
Endologix, Inc.*	794,324	7,863,808
HeartWare International, Inc.*,#	408,538	20,590,315
LDR Holding Corp.*	1,157,027	29,052,948
Varian Medical Systems, Inc.*	637,610	51,518,888
Zimmer Biomet Holdings, Inc.	459,984	47,189,759
		316,282,606
Health Care Providers & Services – 13.1%
Aetna, Inc.	1,070,384	115,729,918
AmerisourceBergen Corp.	414,746	43,013,308
DaVita HealthCare Partners, Inc.*	606,331	42,267,334
Diplomat Pharmacy, Inc.*,#	1,197,558	40,980,435
Express Scripts Holding Co.*	989,493	86,491,583
HCA Holdings, Inc.*	971,057	65,672,585
Henry Schein, Inc.*	192,690	30,481,631
Humana, Inc.	394,783	70,472,713
MEDNAX, Inc.*	427,372	30,625,478

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Universal Health Services, Inc. - Class B	714,046	$85,321,357
		611,056,342
Health Care Technology – 1.4%
athenahealth, Inc.*,#	399,778	64,352,265
Life Sciences Tools & Services – 1.6%
Avexis, Inc.*,§	275,862	7,999,998
Mettler-Toledo International, Inc.*	75,454	25,588,715
Thermo Fisher Scientific, Inc.	279,105	39,591,044
		73,179,757
Pharmaceuticals – 36.3%
Allergan PLC*	408,373	127,616,563
AstraZeneca PLC	1,176,191	80,036,050
Bayer AG	383,457	48,249,832
Bristol-Myers Squibb Co.	1,605,400	110,435,466
Eli Lilly & Co.	1,284,541	108,235,425
Endo International PLC*	1,016,015	62,200,438
Flamel Technologies SA (ADR)*	1,650,101	20,147,733
GW Pharmaceuticals PLC (ADR)*,#	442,751	30,744,629
H Lundbeck A/S*	861,271	29,528,575
Horizon Pharma PLC*	1,745,420	37,823,251
Indivior PLC	15,740,536	43,572,257
Jazz Pharmaceuticals PLC*	352,195	49,504,529
Johnson & Johnson†	819,663	84,195,783
Mallinckrodt PLC*	707,745	52,819,009
Meda AB - Class A	2,398,758	30,455,093
Nektar Therapeutics*	1,466,728	24,714,367
Novartis AG	495,899	42,988,149
Novo Nordisk A/S - Class B	1,134,637	66,085,251
Perrigo Co. PLC	127,349	18,427,400
Pfizer, Inc.	3,159,085	101,975,264
Relypsa, Inc.*,#	1,186,522	33,626,034
Roche Holding AG	338,469	93,431,371
Sanofi	1,309,010	111,798,529
Shire PLC (ADR)	419,034	85,901,970
Teva Pharmaceutical Industries, Ltd. (ADR)	1,904,668	125,022,408
Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	802,902	81,614,988
		1,701,150,364
Total Common Stocks (cost $3,810,957,982)		4,592,598,147
Investment Companies – 7.0%
Investments Purchased with Cash Collateral from Securities Lending – 5.5%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	259,270,945	259,270,945
Money Markets – 1.5%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	68,626,997	68,626,997
Total Investment Companies (cost $327,897,942)		327,897,942
Total Investments (total cost $4,166,134,924) – 105.7%		4,945,047,189
Liabilities, net of Cash, Receivables and Other Assets – (5.7)%		(266,279,534)
Net Assets – 100%		$4,678,767,655

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,935,005,449	79.6%
United Kingdom	240,254,906	4.9
Switzerland	189,116,045	3.8
France	184,393,390	3.7
Israel	125,022,408	2.5
Denmark	108,472,927	2.2
Canada	81,614,988	1.7
Germany	48,249,832	1.0
Sweden	30,455,093	0.6
Netherlands	2,462,151	0.0

Total	$4,945,047,189	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
Swedish Krona	1/14/16	41,580,000	$4,930,671	$4,505
Swiss Franc	1/14/16	37,945,000	37,913,422	558,256

			42,844,093	562,761

Citibank NA:
Swiss Franc	1/21/16	11,970,000	11,964,378	142,209

Credit Suisse International:
Swedish Krona	2/4/16	15,120,000	1,794,277	3,475
Swiss Franc	2/4/16	15,660,000	15,664,239	173,140

			17,458,516	176,615

HSBC Securities (USA), Inc.:
Swiss Franc	1/21/16	14,075,000	14,068,389	190,262

JPMorgan Chase & Co.:
Swedish Krona	1/14/16	18,300,000	2,170,065	588

RBC Capital Markets Corp.:
Swedish Krona	2/4/16	53,400,000	6,336,932	7,899
Swiss Franc	2/4/16	15,070,000	15,074,079	156,605

			21,411,011	164,504

Total			$109,916,452	$1,236,939

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $24,551,100, which represents 0.5% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $78,817,860.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Realized Gain/(Loss)	Dividend Income	Value at 12/31/15
Edge Therapeutics, Inc.	1,571,915	-	-	1,571,915	$ -	$ -	$ 17,684,044
Janus Cash Collateral Fund LLC	207,570,305	373,362,992	(321,662,352)	259,270,945	-	1,127,318(1)	259,270,945
Janus Cash Liquidity Fund LLC	40,956,098	236,564,899	(208,894,000)	68,626,997	-	39,036	68,626,997
OvaScience, Inc.	1,679,573	-	(87,940)	1,591,633	(3,014,204)	-	15,550,254
Total					$ (3,014,204)	$ 1,166,354	$ 361,132,240

(1) Net of income paid to the securities lending agent and rebates to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Acerta Pharma BV	5/11/15	$18,383,083	$35,743,108	0.8%
Avexis, Inc.	9/3/15	7,999,998	7,999,998	0.2
Edge Therapeutics, Inc.	4/6/15	9,999,997	17,684,044	0.4
Pronai Therapeutics, Inc.	4/17/14	3,999,999	11,525,330	0.2
RPI International Holdings LP	5/21/15	14,999,945	14,904,526	0.3
Solid GT LLC	11/2/15	7,093,170	7,093,170	0.1
Total		$62,476,192	$94,950,176	2.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds	$ -	$ 24,551,100	$ -
Common Stocks
Biotechnology	1,739,626,635	29,209,374	57,740,804
Life Sciences Tools & Services	65,179,759	-	7,999,998
All Other	2,692,841,577	-	-
Investment Companies	-	327,897,942	-
Total Investments in Securities	$ 4,497,647,971	$ 381,658,416	$ 65,740,802

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 1,236,939	$ -
Total Assets	$ 4,497,647,971	$ 382,895,355	$ 65,740,802

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Global Life Sciences Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Assets categorized as Level 3 in the hierarchy have been fair valued at cost.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $605,111,245 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $113,307,051.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 4,240,188,838	$906,103,501	$(201,245,150)	$ 704,858,351

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Principal Amounts		Value
Corporate Bonds – 0.2%
Real Estate Investment Trusts (REITs) – 0.2%
Consolidated-Tomoka Land Co., 4.5000%, 3/15/20 (144A)§ (cost $653,000)	$653,000	$648,102
Common Stocks – 98.7%
Capital Markets – 1.3%
NorthStar Asset Management Group, Inc., New York	115,264	1,399,305
Tricon Capital Group, Inc.	304,653	1,995,053
		3,394,358
Electric Utilities – 1.2%
Brookfield Infrastructure Partners LP	79,951	3,030,942
Health Care Providers & Services – 0.9%
Capital Senior Living Corp.*,†	114,385	2,386,071
Hotels, Restaurants & Leisure – 2.4%
ClubCorp Holdings, Inc.	121,682	2,223,130
Crown Resorts, Ltd.	150,713	1,372,434
Las Vegas Sands Corp.#	59,126	2,592,084
		6,187,648
Household Durables – 2.8%
First Juken Co., Ltd.	73,500	832,976
Iida Group Holdings Co., Ltd.	65,700	1,235,497
New Home Co., Inc.*,†	395,148	5,121,118
PDG Realty SA Empreendimentos e Participacoes*	8,716	3,592
		7,193,183
Industrial Conglomerates – 0.7%
Shun Tak Holdings, Ltd.	4,644,000	1,749,785
Information Technology Services – 1.2%
InterXion Holding NV*	107,693	3,246,944
Metals & Mining – 0%
Copper Mountain Mining Corp.*,#	228,787	73,589
Oil, Gas & Consumable Fuels – 0.8%
Hoegh LNG Partners LP	111,088	2,068,459
Real Estate Investment Trusts (REITs) – 51.8%
AIMS AMP Capital Industrial REIT	3,664,261	3,554,899
Alexandria Real Estate Equities, Inc.	15,009	1,356,213
American Assets Trust, Inc.	32,505	1,246,567
American Tower Corp.	80,065	7,762,302
Armada Hoffler Properties, Inc.	401,189	4,204,461
Ascott Residence Trust	2,305,800	1,927,872
Astro Japan Property Group	768,319	2,832,193
AvalonBay Communities, Inc.	14,072	2,591,077
Boston Properties, Inc.	26,492	3,378,790
Camden Property Trust	40,081	3,076,618
Care Capital Properties, Inc.	20,310	620,877
Charter Hall Group	351,865	1,163,758
Chatham Lodging Trust	356,236	7,295,713
Colony Capital, Inc. - Class A	107,735	2,098,678
Concentradora Fibra Danhos SA de CV	955,358	1,974,155
Concentradora Fibra Hotelera Mexicana SA de CV	1,583,213	1,440,955
Cromwell Property Group	1,569,741	1,200,737
DDR Corp.	96,760	1,629,438
Equinix, Inc.	10,216	3,089,318
Gramercy Property Trust	378,755	2,923,989
Great Portland Estates PLC	155,771	1,901,130
Hulic REIT, Inc.	1,747	2,449,405
Invincible Investment Corp.	5,309	3,109,948
Kenedix Residential Investment Corp.#	622	1,542,320
Kenedix Retail REIT Corp.	2,151	4,567,609
Kite Realty Group Trust	58,617	1,519,939
Lamar Advertising Co. - Class A	21,653	1,298,747
Land Securities Group PLC	136,696	2,371,522
Lexington Realty Trust#	525,509	4,204,072
Mack-Cali Realty Corp.	72,920	1,702,682
Mirvac Group	2,274,241	3,280,442
Mori Hills REIT Investment Corp.	1,824	2,352,471
National Storage REIT#	2,888,831	3,240,959
Nippon Prologis REIT, Inc.	539	979,959
NorthStar Realty Europe Corp.	50,080	591,445
NorthStar Realty Finance Corp.	280,810	4,782,194
OneREIT	37,814	90,743
Parkway Properties, Inc.	77,384	1,209,512
Pebblebrook Hotel Trust	85,683	2,400,838

Shares or Principal Amounts		Value
Common Stocks – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Post Properties, Inc.†	70,669	$4,180,778
Prologis Property Mexico SA de CV*	1,229,212	1,863,653
Prologis, Inc.	38,594	1,656,454
Pure Industrial Real Estate Trust	362,213	1,144,106
QTS Realty Trust, Inc. - Class A	33,410	1,507,125
Ramco-Gershenson Properties Trust	113,093	1,878,475
Scentre Group	344,464	1,051,450
Simon Property Group, Inc.†	44,513	8,655,108
Starwood Property Trust, Inc.	174,519	3,588,111
Starwood Waypoint Residential Trust*	59,167	1,339,541
Terreno Realty Corp.	113,825	2,574,721
Unibail-Rodamco SE	5,953	1,516,226
Ventas, Inc.	60,764	3,428,913
WP Glimcher, Inc.	122,220	1,296,754
		134,645,962
Real Estate Management & Development – 35.6%
ADO Properties SA*	129,314	3,723,591
Arealink Co., Ltd.	783,827	939,184
Aroundtown Property Holdings PLC*	1,847,859	8,513,444
Atrium European Real Estate, Ltd.*	936,552	3,633,044
Brookfield Asset Management, Inc. - Class A (U.S. Shares)	81,952	2,583,947
CapitaLand, Ltd.	2,318,600	5,480,357
CBRE Group, Inc. - Class A*	52,180	1,804,384
Colony American Homes Holdings III LP§	130,827	1,347,518
Corp. Inmobiliaria Vesta SAB de CV	442,206	673,781
Countrywide PLC	342,343	2,015,415
CSI Properties, Ltd.	71,810,000	2,455,502
Cyrela Commercial Properties SA Empreendimentos e Participacoes	130,500	263,970
Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)	358,476	2,093,091
First Capital Realty, Inc.	170,629	2,263,131
Global Logistic Properties, Ltd.	1,058,230	1,605,302
Hang Lung Properties, Ltd.	1,961,000	4,463,604
Hispania Activos Inmobiliarios SA*	182,014	2,590,876
Hysan Development Co., Ltd.	179,000	733,342
Iguatemi Empresa de Shopping Centers SA	124,300	594,314
Kennedy Wilson Europe Real Estate PLC	421,072	7,509,944
Kennedy-Wilson Holdings, Inc.†	426,615	10,207,407
Kingdom Construction Corp.	532,368	266,662
LEG Immobilien AG*	39,020	3,201,141
Mitsubishi Estate Co., Ltd.	149,000	3,128,653
Mitsui Fudosan Co., Ltd.	45,000	1,144,284
Phoenix Mills, Ltd.	325,584	1,652,221
Prestige Estates Projects, Ltd.	520,845	1,523,503
Primecity Investment PLC*	604,651	2,424,386
Savills PLC	97,004	1,266,830
St Joe Co.*	341,640	6,323,756
Sun Hung Kai Properties, Ltd.	6,750	81,525
TLG Immobilien AG	155,908	2,935,875
Wharf Holdings, Ltd.	564,080	3,129,815
		92,573,799
Total Common Stocks (cost $256,869,730)		256,550,740
Investment Companies – 2.3%
Investments Purchased with Cash Collateral from Securities Lending – 2.3%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£ (cost $5,911,329)	5,911,329	5,911,329
Total Investments (total cost $263,434,059) – 101.2%		263,110,171
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(3,110,744)
Net Assets – 100%		$259,999,427

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$129,053,654	49.0%
Japan	22,282,306	8.5
Germany	20,798,437	7.9
United Kingdom	15,064,841	5.7
Australia	14,141,973	5.4
Hong Kong	12,613,573	4.8

Singapore	12,568,430	4.8
Canada	11,181,511	4.2
Mexico	5,952,544	2.3
Austria	3,633,044	1.4
Netherlands	3,246,944	1.2
India	3,175,724	1.2
Spain	2,590,876	1.0
China	2,093,091	0.8
Norway	2,068,459	0.8
France	1,516,226	0.6
Brazil	861,876	0.3
Taiwan	266,662	0.1

Total	$263,110,171	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $2,741,193, which represents 1.1% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $18,809,200.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	10,139,613	11,297,116	(15,525,400)	5,911,329	$ 9,728(1)	$ 5,911,329
Janus Cash Liquidity Fund LLC	-	20,329,833	(20,329,833)	-	3,816	-
Total					$ 13,544	$ 5,911,329

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$1,310,000	$1,347,518	0.5%
Consolidated-Tomoka Land Co., 4.5000%, 3/15/20	3/6/15	653,000	648,102	0.3
Total		$1,963,000	$1,995,620	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds	$ -	$ 648,102	$ -
Common Stocks
Real Estate Management & Development	91,226,281	-	1,347,518
All Other	163,976,941	-	-
Investment Companies	-	5,911,329	-
Total Assets	$ 255,203,222	$ 6,559,431	$ 1,347,518

Significant Accounting Policies

Janus Global Real Estate Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2015.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $108,659,568 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended December 31, 2015, the average ending monthly market value amounts on written put options is $414,864. There were no written put options held at December 31, 2015.

Written option activity for the period ended December 31, 2015 is indicated in the table below:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2015	3,523	$230,061
Options written	1,804	50,512
Options closed	(3,130)	(140,850)
Options expired	(2,197)	(139,723)
Options exercised	-	-
Options outstanding at December 31, 2015	-	$-

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 267,222,842	$18,910,416	$(23,023,087)	$ (4,112,671)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Global Research Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 99.0%
Aerospace & Defense – 1.2%
Meggitt PLC	2,245,184	$12,400,254
United Technologies Corp.	195,281	18,760,646
		31,160,900
Air Freight & Logistics – 0.9%
Panalpina Welttransport Holding AG	198,906	22,347,873
Airlines – 1.1%
United Continental Holdings, Inc.*	502,004	28,764,829
Auto Components – 1.5%
NGK Spark Plug Co., Ltd.	1,475,400	39,469,221
Beverages – 3.3%
Coca-Cola Co.	789,154	33,902,056
Pernod Ricard SA	183,107	20,931,062
SABMiller PLC	522,091	31,317,149
		86,150,267
Biotechnology – 7.3%
AbbVie, Inc.	435,921	25,823,960
Actelion, Ltd.*	179,221	24,986,769
Alder Biopharmaceuticals, Inc.*	454,947	15,026,899
Amgen, Inc.	206,770	33,564,974
Biogen, Inc.*	71,303	21,843,674
Celgene Corp.*	248,331	29,740,121
Ironwood Pharmaceuticals, Inc.*	1,542,052	17,872,383
Regeneron Pharmaceuticals, Inc.*	36,394	19,757,211
		188,615,991
Building Products – 0.8%
Geberit AG	61,129	20,769,086
Capital Markets – 3.6%
BlackRock, Inc.	55,935	19,046,986
Blackstone Group LP	942,221	27,550,542
E*TRADE Financial Corp.*	754,579	22,365,722
UBS Group AG	1,221,806	23,818,689
		92,781,939
Chemicals – 2.1%
Air Products & Chemicals, Inc.	203,251	26,444,988
Johnson Matthey PLC	363,787	14,247,337
PPG Industries, Inc.	135,140	13,354,535
		54,046,860
Commercial Banks – 6.4%
BNP Paribas SA	339,084	19,244,113
Citigroup, Inc.	395,564	20,470,437
HSBC Holdings PLC	948,563	7,497,008
ING Groep NV	1,917,022	25,933,852
JPMorgan Chase & Co.	334,961	22,117,475
Lloyds Banking Group PLC	24,491,863	26,378,852
Mitsubishi UFJ Financial Group, Inc.	4,402,000	27,731,355
US Bancorp	371,905	15,869,186
		165,242,278
Communications Equipment – 0.8%
CommScope Holding Co., Inc.*	344,173	8,910,639
Motorola Solutions, Inc.	163,890	11,218,271
		20,128,910
Construction Materials – 0.6%
Cemex SAB de CV (ADR)	942,718	5,250,939
Vulcan Materials Co.	119,886	11,385,573
		16,636,512
Consumer Finance – 1.7%
American Express Co.	251,171	17,468,943
Synchrony Financial*	860,010	26,152,904
		43,621,847
Containers & Packaging – 0.9%
Crown Holdings, Inc.*	478,919	24,281,193
Diversified Financial Services – 0.8%
Intercontinental Exchange, Inc.	79,134	20,278,879
Electric Utilities – 0.5%
Brookfield Infrastructure Partners LP#	336,426	12,753,910
Electrical Equipment – 1.9%
Schneider Electric SE	426,390	24,351,905

Shares		Value
Common Stocks – (continued)
Electrical Equipment – (continued)
Sensata Technologies Holding NV*	510,147	$23,497,371
		47,849,276
Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp. - Class A	322,186	16,827,775
Keyence Corp.	53,500	29,861,707
		46,689,482
Energy Equipment & Services – 0.9%
Baker Hughes, Inc.	514,071	23,724,377
Food & Staples Retailing – 1.2%
Kroger Co.	715,956	29,948,439
Food Products – 1.8%
Associated British Foods PLC	267,789	13,191,499
Hershey Co.	364,074	32,500,886
		45,692,385
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp.*	1,362,276	25,120,369
Health Care Providers & Services – 2.0%
Aetna, Inc.	227,642	24,612,653
Diplomat Pharmacy, Inc.*	323,274	11,062,436
Universal Health Services, Inc. - Class B	124,654	14,894,906
		50,569,995
Hotels, Restaurants & Leisure – 2.5%
Chipotle Mexican Grill, Inc.*	13,140	6,305,229
Galaxy Entertainment Group, Ltd.	1,754,000	5,533,730
Merlin Entertainments PLC	1,062,579	7,134,188
Norwegian Cruise Line Holdings, Ltd.*	257,495	15,089,207
Starbucks Corp.	494,091	29,660,283
		63,722,637
Household Durables – 0.4%
Sony Corp.	397,500	9,929,231
Household Products – 0.6%
Colgate-Palmolive Co.	236,599	15,762,225
Independent Power and Renewable Electricity Producers – 0.7%
NRG Energy, Inc.	1,439,927	16,947,941
Information Technology Services – 3.4%
Amdocs, Ltd. (U.S. Shares)	151,132	8,247,273
Cognizant Technology Solutions Corp. - Class A*	167,149	10,032,283
MasterCard, Inc. - Class A	331,532	32,277,956
Visa, Inc. - Class A	305,905	23,722,933
Worldpay Group PLC*	2,977,503	13,486,825
		87,767,270
Insurance – 2.8%
AIA Group, Ltd.	9,002,100	54,130,153
Prudential PLC	854,788	19,289,837
		73,419,990
Internet & Catalog Retail – 1.6%
Amazon.com, Inc.*	31,050	20,986,385
Ctrip.com International, Ltd. (ADR)*	158,990	7,366,007
Priceline Group, Inc.*	11,006	14,032,100
		42,384,492
Internet Software & Services – 4.5%
Alibaba Group Holding, Ltd. (ADR)*	167,338	13,599,559
Alphabet, Inc. - Class C	82,782	62,821,604
CoStar Group, Inc.*	49,760	10,284,894
Facebook, Inc. - Class A*	275,107	28,792,699
		115,498,756
Leisure Products – 0.9%
Mattel, Inc.	449,455	12,211,692
Polaris Industries, Inc.	137,056	11,779,963
		23,991,655
Machinery – 1.1%
Dover Corp.	172,611	10,582,780
IMI PLC	822,782	10,448,045
Rexnord Corp.*	361,487	6,550,144
		27,580,969
Media – 2.3%
Comcast Corp. - Class A	368,419	20,789,884
Liberty Global PLC - Class C*	471,773	19,234,185
Walt Disney Co.	184,762	19,414,791
		59,438,860
Multiline Retail – 0.9%
Dollar Tree, Inc.*	289,337	22,342,603

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 7.2%
Anadarko Petroleum Corp.	439,633	$21,357,371
Canadian Natural Resources, Ltd.	684,907	14,960,527
Chevron Corp.	248,641	22,367,744
Enterprise Products Partners LP	1,251,586	32,015,570
MEG Energy Corp.*	805,003	4,666,515
MPLX LP	734,177	28,875,181
Phillips 66	298,171	24,390,388
Total SA#	821,876	36,851,802
		185,485,098
Personal Products – 0.3%
Estee Lauder Cos., Inc. - Class A	80,217	7,063,909
Pharmaceuticals – 3.8%
Endo International PLC*	391,432	23,963,467
Indivior PLC	4,422,823	12,243,064
Mallinckrodt PLC*	270,032	20,152,488
Pfizer, Inc.	868,450	28,033,566
Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	145,071	14,746,467
		99,139,052
Professional Services – 0.9%
Verisk Analytics, Inc. - Class A*	290,707	22,349,554
Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp.	173,060	16,778,167
Simon Property Group, Inc.	93,101	18,102,558
		34,880,725
Real Estate Management & Development – 1.6%
Brookfield Asset Management, Inc. - Class A (U.S. Shares)	557,255	17,570,250
Jones Lang LaSalle, Inc.	145,120	23,198,883
		40,769,133
Road & Rail – 1.5%
Canadian Pacific Railway, Ltd.	310,514	39,665,442
Semiconductor & Semiconductor Equipment – 3.4%
ARM Holdings PLC	1,545,135	23,663,389
Atmel Corp.	861,946	7,421,355
Avago Technologies, Ltd.	124,618	18,088,303
NXP Semiconductor NV*	192,252	16,197,231
Taiwan Semiconductor Manufacturing Co., Ltd.	5,426,000	23,626,503
		88,996,781
Software – 2.4%
Adobe Systems, Inc.*	196,085	18,420,225
Constellation Software, Inc.	27,126	11,310,768
NetSuite, Inc.*	119,835	10,140,438
Nintendo Co., Ltd.	25,300	3,527,222
ServiceNow, Inc.*	53,899	4,665,497
Ultimate Software Group, Inc.*	71,158	13,912,101
		61,976,251
Specialty Retail – 1.7%
Chow Tai Fook Jewellery Group, Ltd.	8,701,716	5,614,155
L'Occitane International SA	7,489,910	14,496,974
Lowe's Cos., Inc.	307,958	23,417,126
		43,528,255
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	239,324	25,191,244
Samsung Electronics Co., Ltd.	28,407	30,532,133
		55,723,377
Textiles, Apparel & Luxury Goods – 2.7%
Cie Financiere Richemont SA	207,751	14,959,400
Gildan Activewear, Inc.	584,214	16,603,362
NIKE, Inc. - Class B	314,946	19,684,125
Samsonite International SA	5,831,904	17,533,790
		68,780,677
Thrifts & Mortgage Finance – 0.5%
MGIC Investment Corp.*	1,612,146	14,235,249
Trading Companies & Distributors – 2.0%
Brenntag AG	710,129	37,254,187
Fastenal Co.	380,403	15,528,050
		52,782,237
Wireless Telecommunication Services – 1.6%
T-Mobile US, Inc.*	511,360	20,004,403
Tower Bersama Infrastructure Tbk PT*	12,482,100	5,321,650
Vodafone Group PLC	4,838,252	15,760,708
		41,086,761
Total Common Stocks (cost $2,356,445,725)		2,551,893,948

Shares		Value
Investment Companies – 1.5%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	12,904,750	$12,904,750
Money Markets – 1.0%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	26,239,316	26,239,316
Total Investment Companies (cost $39,144,066)		39,144,066
Total Investments (total cost $2,395,589,791) – 100.5%		2,591,038,014
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(13,733,564)
Net Assets – 100%		$2,577,304,450

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,670,532,320	64.5%
United Kingdom	207,058,155	8.0
Canada	132,277,241	5.1
France	115,875,856	4.5
Japan	110,518,736	4.3
Switzerland	106,881,817	4.1
Hong Kong	82,811,828	3.2
Netherlands	42,131,083	1.6
Germany	37,254,187	1.4
South Korea	30,532,133	1.2
Taiwan	23,626,503	0.9
China	20,965,566	0.8
Indonesia	5,321,650	0.2
Mexico	5,250,939	0.2

Total	$2,591,038,014	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	54,706,212	57,321,398	(99,122,860)	12,904,750	$ 270,122(1)	$ 12,904,750
Janus Cash Liquidity Fund LLC	11,817,000	135,500,316	(121,078,000)	26,239,316	13,535	26,239,316
Total					$ 283,657	$ 39,144,066
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 2,551,893,948	$ -	$ -
Investment Companies	-	39,144,066	-
Total Assets	$ 2,551,893,948	$ 39,144,066	$ -

Significant Accounting Policies

Janus Global Research Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $697,958,044 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,391,738,917	$381,853,373	$(182,554,276)	$ 199,299,097

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Global Select Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 96.9%
Airlines – 2.3%
United Continental Holdings, Inc.*	782,940	$44,862,462
Auto Components – 1.4%
NGK Spark Plug Co., Ltd.	993,200	26,569,629
Automobiles – 1.4%
Chongqing Changan Automobile Co., Ltd. - Class A	4,899,880	12,805,064
Hyundai Motor Co.	122,506	15,570,583
		28,375,647
Beverages – 4.5%
Diageo PLC	2,152,458	58,901,261
SABMiller PLC	483,690	29,013,700
		87,914,961
Biotechnology – 3.5%
AbbVie, Inc.	716,421	42,440,780
Amgen, Inc.	164,783	26,749,224
		69,190,004
Capital Markets – 4.5%
Blackstone Group LP	402,139	11,758,544
Deutsche Bank AG	1,044,315	25,560,356
Morgan Stanley	1,571,158	49,978,536
		87,297,436
Chemicals – 5.4%
Air Products & Chemicals, Inc.	478,697	62,283,267
PPG Industries, Inc.	442,437	43,721,624
		106,004,891
Commercial Banks – 11.1%
Banca Popolare di Milano Scarl	19,781,383	19,796,429
BNP Paribas SA	581,108	32,979,758
Citigroup, Inc.	1,345,170	69,612,547
Intesa Sanpaolo SpA	11,274,423	37,830,510
Mitsubishi UFJ Financial Group, Inc.	5,497,400	34,632,065
Permanent TSB Group Holdings PLC*	3,172,720	15,861,876
State Bank of India	1,799,091	6,104,168
		216,817,353
Communications Equipment – 1.0%
Telefonaktiebolaget LM Ericsson - Class B	2,080,132	20,294,332
Consumer Finance – 0.8%
Synchrony Financial*	532,480	16,192,717
Diversified Telecommunication Services – 1.6%
Nippon Telegraph & Telephone Corp.	765,000	30,783,325
Electric Utilities – 1.1%
Brookfield Infrastructure Partners LP	554,574	21,023,900
Electrical Equipment – 1.8%
EnerSys	328,500	18,373,005
Sensata Technologies Holding NV*	355,903	16,392,892
		34,765,897
Energy Equipment & Services – 0.7%
Schlumberger, Ltd. (U.S. Shares)	184,765	12,887,359
Food & Staples Retailing – 2.0%
Kroger Co.	938,327	39,250,218
Food Products – 1.3%
Mead Johnson Nutrition Co.	325,800	25,721,910
Health Care Equipment & Supplies – 1.7%
Boston Scientific Corp.*	1,777,786	32,782,374
Health Care Providers & Services – 2.2%
Express Scripts Holding Co.*	485,053	42,398,483
Hotels, Restaurants & Leisure – 3.8%
Bwin.Party Digital Entertainment PLC	19,755,327	37,738,461
Norwegian Cruise Line Holdings, Ltd.*	609,472	35,715,059
		73,453,520
Independent Power and Renewable Electricity Producers – 2.0%
NRG Energy, Inc.	3,297,418	38,810,610
Information Technology Services – 0.8%
Worldpay Group PLC*	3,535,179	16,012,861
Insurance – 4.0%
AIA Group, Ltd.	9,063,800	54,501,159
CNO Financial Group, Inc.	1,257,771	24,010,848
		78,512,007
Internet & Catalog Retail – 0.5%
Ctrip.com International, Ltd. (ADR)*	215,226	9,971,421

Shares		Value
Common Stocks – (continued)
Internet Software & Services – 3.9%
Alibaba Group Holding, Ltd. (ADR)*	384,628	$31,258,718
Alphabet, Inc. - Class C	40,774	30,942,573
Auto Trader Group PLC	2,066,591	13,524,850
		75,726,141
Metals & Mining – 1.0%
Rio Tinto, Ltd.	593,238	19,322,545
Multiline Retail – 1.1%
Dollar General Corp.	307,734	22,116,843
Oil, Gas & Consumable Fuels – 4.3%
MEG Energy Corp.*	1,547,861	8,972,783
Total SA#	1,131,804	50,748,552
Valero Energy Corp.	353,152	24,971,378
		84,692,713
Pharmaceuticals – 4.4%
AstraZeneca PLC	341,489	23,237,238
Bristol-Myers Squibb Co.	570,889	39,271,454
Mallinckrodt PLC*	317,177	23,670,920
		86,179,612
Road & Rail – 1.9%
Kansas City Southern	496,130	37,046,027
Semiconductor & Semiconductor Equipment – 5.5%
ARM Holdings PLC	1,946,981	29,817,568
Atmel Corp.	2,986,664	25,715,177
ON Semiconductor Corp.*	3,649,265	35,762,797
Sumco Corp.	2,199,621	16,911,714
		108,207,256
Software – 1.3%
Nexon Co., Ltd.	606,800	9,992,155
Salesforce.com, Inc.*	197,523	15,485,803
		25,477,958
Specialty Retail – 0.9%
L'Occitane International SA	8,898,750	17,223,832
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	240,639	25,329,661
Samsung Electronics Co., Ltd.	33,704	36,225,403
		61,555,064
Textiles, Apparel & Luxury Goods – 3.4%
Lululemon Athletica, Inc.*	734,070	38,516,653
Prada SpA	1,100,300	3,421,666
Samsonite International SA	8,283,600	24,904,885
		66,843,204
Thrifts & Mortgage Finance – 2.8%
LIC Housing Finance, Ltd.	1,850,974	14,271,408
MGIC Investment Corp.*	4,552,181	40,195,758
		54,467,166
Trading Companies & Distributors – 2.0%
Brenntag AG	737,253	38,677,143
Wireless Telecommunication Services – 1.9%
T-Mobile US, Inc.*	559,099	21,871,953
Tower Bersama Infrastructure Tbk PT*	37,443,900	15,963,927
		37,835,880
Total Common Stocks (cost $1,759,025,009)		1,895,264,701
Preferred Stocks – 1.7%
Automobiles – 0.7%
Volkswagen AG	91,451	13,290,852
Pharmaceuticals – 1.0%
Teva Pharmaceutical Industries, Ltd.	20,238	20,589,299
Total Preferred Stocks (cost $37,347,282)		33,880,151
Warrants – 0%
Health Care Providers & Services – 0%
Express Scripts Holding Co., expires 1/17/17*,ß (cost $0)	14,843	34,139
Investment Companies – 0.7%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	40,790	40,790
Money Markets – 0.7%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	13,884,308	13,884,308
Total Investment Companies (cost $13,925,098)		13,925,098
Total Investments (total cost $1,810,297,389) – 99.3%		1,943,104,089
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		13,273,294
Net Assets – 100%		$1,956,377,383

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,048,798,693	54.0%
United Kingdom	208,245,939	10.7
Japan	118,888,888	6.1
France	100,952,142	5.2
Hong Kong	79,406,044	4.1
Germany	77,528,351	4.0
Italy	61,048,605	3.1
China	54,035,203	2.8
South Korea	51,795,986	2.7
Canada	29,996,683	1.5
Israel	20,589,299	1.1
India	20,375,576	1.1
Sweden	20,294,332	1.0
Australia	19,322,545	1.0
Indonesia	15,963,927	0.8
Ireland	15,861,876	0.8

Total	$1,943,104,089	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	-	41,038,722	(40,997,932)	40,790	$ -	$ 40,790
Janus Cash Liquidity Fund LLC	23,057,000	120,508,527	(129,681,219)	13,884,308	9,803	13,884,308
Total					$ 9,803	$ 13,925,098

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.

Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 1,895,264,701	$ -	$ -
Preferred Stocks	-	33,880,151	-
Warrants	-	34,139	-
Investment Companies	-	13,925,098	-
Total Assets	$ 1,895,264,701	$ 47,839,388	$ -

Significant Accounting Policies

Janus Global Select Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $715,537,940 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities (also known as “A Shares”).Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus

Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,814,170,216	$272,714,151	$(143,780,278)	$ 128,933,873

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Global Technology Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks –99.0%
Aerospace & Defense – 0.3%
Teledyne Technologies, Inc.*	31,787	$2,819,507
Automobiles – 0.3%
Tesla Motors, Inc.*,#	12,413	2,979,244
Communications Equipment – 0.6%
CommScope Holding Co., Inc.*	275,697	7,137,795
Consumer Finance – 1.9%
American Express Co.	276,174	19,207,902
LendingClub Corp.*,#	161,083	1,779,967
		20,987,869
Electronic Equipment, Instruments & Components – 8.2%
Amphenol Corp. - Class A	748,243	39,080,732
Belden, Inc.	362,048	17,262,449
National Instruments Corp.	416,782	11,957,476
TE Connectivity, Ltd. (U.S. Shares)	358,856	23,185,686
		91,486,343
Household Durables – 0.5%
Sony Corp.	215,600	5,385,515
Information Technology Services – 4.2%
Accenture PLC - Class A (U.S. Shares)	107,786	11,263,637
Amdocs, Ltd. (U.S. Shares)	171,066	9,335,072
Cognizant Technology Solutions Corp. - Class A*	191,023	11,465,200
Computer Sciences Corp.	69,126	2,259,038
Gartner, Inc.*	131,660	11,941,562
Square, Inc. - Class A*,#	77,345	1,012,446
		47,276,955
Internet & Catalog Retail – 4.4%
Amazon.com, Inc.*	17,153	11,593,541
Ctrip.com International, Ltd. (ADR)*,#	237,784	11,016,533
Etsy, Inc.*,#	207,845	1,716,800
Expedia, Inc.	14,051	1,746,539
MakeMyTrip, Ltd.*	130,217	2,234,524
Netflix, Inc.*	120,197	13,748,133
Priceline Group, Inc.*	5,791	7,383,235
		49,439,305
Internet Software & Services – 24.1%
Alibaba Group Holding, Ltd. (ADR)*,#	280,073	22,761,533
Alphabet, Inc. - Class C	156,682	118,902,838
Care.com, Inc.*,#	612,829	4,387,856
ChannelAdvisor Corp.*	360,599	4,994,296
CoStar Group, Inc.*	22,875	4,728,034
Envestnet, Inc.*	183,516	5,477,953
Facebook, Inc. - Class A*	339,346	35,515,952
GrubHub, Inc.*,#	66,112	1,599,910
LinkedIn Corp. - Class A*	19,705	4,435,201
Mail.Ru Group, Ltd. (GDR)*	136,588	3,080,059
MercadoLibre, Inc.#	69,605	7,958,636
Okta, Inc.*,§	554,772	6,665,863
Shutterstock, Inc.*,#	115,799	3,744,940
SPS Commerce, Inc.*	72,560	5,094,438
Tencent Holdings, Ltd.	1,057,900	20,817,279
Twitter, Inc.*	119,120	2,756,437
Zillow Group, Inc. - Class A#	231,689	6,033,181
Zillow Group, Inc. - Class C*,#	463,378	10,880,115
		269,834,521
Media – 2.6%
Comcast Corp. - Class A	77,986	4,400,750
Time Warner Cable, Inc.	18,335	3,402,793
Walt Disney Co.	204,590	21,498,317
		29,301,860
Professional Services – 0.9%
CEB, Inc.	68,309	4,193,489
Verisk Analytics, Inc. - Class A*	73,103	5,620,159
		9,813,648
Real Estate Investment Trusts (REITs) – 4.0%
American Tower Corp.	352,253	34,150,928
Equinix, Inc.	35,907	10,858,277
		45,009,205
Semiconductor & Semiconductor Equipment – 12.3%
ARM Holdings PLC	2,751,971	42,145,805

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
ASML Holding NV	46,658	$4,185,176
Atmel Corp.	509,739	4,388,853
Avago Technologies, Ltd.	93,623	13,589,378
Microchip Technology, Inc.	140,091	6,519,835
NVIDIA Corp.	106,884	3,522,897
NXP Semiconductor NV*	254,871	21,472,882
ON Semiconductor Corp.*	881,656	8,640,229
Sumco Corp.#	333,000	2,560,260
Taiwan Semiconductor Manufacturing Co., Ltd.	4,578,000	19,934,046
Texas Instruments, Inc.	197,543	10,827,332
		137,786,693
Software – 23.8%
Activision Blizzard, Inc.	71,909	2,783,597
Adobe Systems, Inc.*	243,105	22,837,284
ANSYS, Inc.*	111,012	10,268,610
Apptio, Inc.*,§	188,929	4,287,668
Atlassian Corp PLC - Class A*	70,607	2,123,858
AVEVA Group PLC	212,214	5,061,130
Blackbaud, Inc.	109,838	7,233,931
Cadence Design Systems, Inc.*	999,625	20,802,196
Constellation Software, Inc.	36,385	15,171,506
Lyft, Inc.*,§	96,726	2,591,183
Microsoft Corp.	463,218	25,699,335
NetSuite, Inc.*,#	271,736	22,994,300
Nexon Co., Ltd.	206,400	3,398,782
NICE Systems, Ltd. (ADR)	135,118	7,744,964
Nintendo Co., Ltd.	36,360	5,069,161
Oracle Corp.†	304,583	11,126,417
PROS Holdings, Inc.*	316,333	7,288,312
QLIK Technologies, Inc.*	182,409	5,775,069
Salesforce.com, Inc.*	71,936	5,639,782
ServiceNow, Inc.*	319,321	27,640,426
SS&C Technologies Holdings, Inc.	101,754	6,946,746
Tableau Software, Inc. - Class A*	99,983	9,420,398
Tyler Technologies, Inc.*	28,381	4,947,376
Ultimate Software Group, Inc.*	62,107	12,142,540
Workday, Inc. - Class A*	141,359	11,263,485
Zendesk, Inc.*	236,255	6,246,582
		266,504,638
Technology Hardware, Storage & Peripherals – 10.9%
Apple, Inc.†	690,128	72,642,873
EMC Corp.	174,458	4,480,081
Samsung Electronics Co., Ltd.	36,191	38,898,456
Seagate Technology PLC	114,422	4,194,710
Stratasys, Ltd.*,#	97,293	2,284,440
		122,500,560
Total Common Stocks (cost $872,085,803)		1,108,263,658
Investment Companies –7.6%
Investments Purchased with Cash Collateral from Securities Lending – 6.3%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	70,861,605	70,861,605
Money Markets – 1.3%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	14,069,453	14,069,453
Total Investment Companies (cost $84,931,058)		84,931,058
Total Investments (total cost $957,016,861) – 106.6%		1,193,194,716
Securities Sold Short – (1.1)%
Common Stocks Sold Short –(1.1)%
Communications Equipment – (0.4)%
Arista Networks, Inc.*	16,041	(1,248,631)
F5 Networks, Inc.*	11,523	(1,117,270)
Palo Alto Networks, Inc.*	12,385	(2,181,494)
		(4,547,395)
Household Durables – (0.2)%
Nikon Corp.	113,200	(1,801,548)
Semiconductor & Semiconductor Equipment – (0.1)%
Synaptics, Inc.*	20,723	(1,664,886)
Software – (0.4)%
Imperva, Inc.*	17,427	(1,103,303)
Proofpoint, Inc.*	17,138	(1,114,141)

Shares		Value
Securities Sold Short – (continued)
Common Stocks Sold Short – (continued)
Software – (continued)
Red Hat, Inc.*	27,714	$(2,294,996)
		(4,512,440)
Total Securities Sold Short (proceeds $11,849,502)		(12,526,269)
Liabilities, net of Cash, Receivables and Other Assets – (5.5)%		(61,695,403)
Net Assets – 100%		$1,118,973,044

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$960,133,247	80.5%
China	54,595,345	4.6
United Kingdom	49,330,793	4.1
South Korea	38,898,456	3.3
Netherlands	25,658,058	2.1
Taiwan	19,934,046	1.7
Japan	16,413,718	1.4
Canada	15,171,506	1.3
Israel	7,744,964	0.6
Russia	3,080,059	0.2
India	2,234,524	0.2

Total	$1,193,194,716	100.0%

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
United States	$(10,724,721)	85.6%
Japan	(1,801,548)	14.4

Total	$(12,526,269)	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
British Pound	1/14/16	1,870,000	$2,756,432	$77,273
Japanese Yen	1/14/16	146,205,000	1,216,800	(18,104)

			3,973,232	59,169

Citibank NA:
Japanese Yen	1/21/16	565,855,000	4,710,210	(44,406)

Credit Suisse International:
British Pound	2/4/16	1,586,000	2,337,926	16,332

HSBC Securities (USA), Inc.:
British Pound	1/21/16	2,390,000	3,522,993	101,059
Japanese Yen	1/21/16	215,000,000	1,789,673	(18,930)

			5,312,666	82,129

JPMorgan Chase & Co.:
British Pound	1/14/16	1,218,000	1,795,365	35,805
Japanese Yen	1/14/16	17,000,000	141,484	(2,154)

			1,936,849	33,651

RBC Capital Markets Corp.:
British Pound	2/4/16	1,271,000	$1,873,584	11,337
Japanese Yen	2/4/16	398,300,000	3,316,642	(11,171)

			5,190,226	166

Total			$23,461,109	$147,041

Schedule of OTC Written Options
Counterparty	Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:
Goldman Sachs International	Microsoft Corp.	1,160	$60.00	2/16	$69,600	$4,677	$(64,923)
Morgan Stanley & Co. International PLC	Apple, Inc.	850	130.00	1/16	252,450	251,078	(1,372)
Total		2,010			$322,050	$255,755	$(66,295)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $43,862,277.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Collateral Fund LLC	52,489,955	94,750,538	(76,378,888)	70,861,605	$ 469,688(1)	$ 70,861,605
Janus Cash Liquidity Fund LLC	4,533,000	54,154,453	(44,618,000)	14,069,453	9,441	14,069,453
Total					$ 479,129	$ 84,931,058

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apptio, Inc.	5/2/13	$4,287,668	$4,287,668	0.4%
Lyft, Inc.	12/17/15	2,591,183	2,591,183	0.2
Okta, Inc.	5/23/14	4,387,063	6,665,863	0.6
Total		$11,265,914	$13,544,714	1.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$ 263,168,658	$ -	$ 6,665,863
Software	259,625,787	-	6,878,851
All Other	571,924,499	-	-
Investment Companies	-	84,931,058	-
Total Investments in Securities	$ 1,094,718,944	$ 84,931,058	$ 13,544,714
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 241,806	$ -
Total Assets	$ 1,094,718,944	$ 85,172,864	$ 13,544,714
Liabilities
Investments in Securities Sold Short:
Common Stocks	$ 12,526,269	$ -	$ -
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 94,765	$ -
Options Written, at Value	-	66,295	-
Total Liabilities	$ 12,526,269	$ 161,060	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
	Value as of 9/30/15	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Value as of 12/31/15
Investments in Securities:
Common Stocks
Internet Software & Services	$ 6,665,863	$ -	$ -	$ -	$ -	$ -	$ 6,665,863
Software	4,287,668	-	-	2,591,183	-	-	6,878,851
Total	$ 10,953,531	$ -	$ -	$ 2,591,183	$ -	$ -	$13,544,714

Significant Accounting Policies

Janus Global Technology Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2015.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $136,999,067 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $24,611,051.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, the Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended December 31, 2015, the average ending monthly market value amounts on written call and put options are $93,368 and $9,776, respectively.

Written option activity for the period ended December 31, 2015 is indicated in the table below:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2015	850	$252,450
Options written	1,220	108,600
Options closed	-	-
Options expired	(60)	(39,000)
Options exercised	-	-
Options outstanding at December 31, 2015	2,010	$322,050

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Short Sales

The Fund may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Fund owns or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Fund is also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund pays stock loan fees on assets borrowed from the security broker.

The Fund may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 959,149,137	$277,301,387	$(43,255,808)	$ 234,045,579

Information on the tax components of securities sold short as of December 31, 2015 is as follows:

Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
$ (11,849,502)	$ (930,843)	$ 254,076	$ (676,767)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 97.3%
Aerospace & Defense – 4.9%
Boeing Co.	831,759	$120,264,034
Honeywell International, Inc.	790,523	81,874,467
		202,138,501
Automobiles – 1.8%
General Motors Co.	2,212,189	75,236,548
Beverages – 1.3%
Coca-Cola Co.	494,079	21,225,634
Diageo PLC	1,183,885	32,396,600
		53,622,234
Biotechnology – 3.9%
AbbVie, Inc.	1,734,025	102,723,641
Amgen, Inc.	358,585	58,209,103
		160,932,744
Capital Markets – 3.6%
BlackRock, Inc.	66,455	22,629,257
Blackstone Group LP	3,157,583	92,327,727
TD Ameritrade Holding Corp.	898,836	31,198,598
		146,155,582
Chemicals – 5.0%
EI du Pont de Nemours & Co.	1,248,387	83,142,574
LyondellBasell Industries NV - Class A	1,386,337	120,472,685
		203,615,259
Commercial Banks – 5.8%
JPMorgan Chase & Co.	1,206,272	79,650,140
PacWest Bancorp	771,172	33,237,513
US Bancorp	2,913,086	124,301,380
		237,189,033
Commercial Services & Supplies – 1.3%
Waste Management, Inc.	1,000,416	53,392,202
Consumer Finance – 1.0%
American Express Co.	565,477	39,328,925
Distributors – 0.8%
Genuine Parts Co.	380,743	32,702,016
Diversified Financial Services – 2.2%
CME Group, Inc.	1,006,054	91,148,492
Diversified Telecommunication Services – 1.8%
Verizon Communications, Inc.	1,561,921	72,191,989
Electronic Equipment, Instruments & Components – 2.7%
TE Connectivity, Ltd. (U.S. Shares)	1,746,181	112,820,754
Food & Staples Retailing – 3.2%
Kroger Co.	1,536,698	64,280,077
Sysco Corp.	1,626,527	66,687,607
		130,967,684
Food Products – 1.7%
Hershey Co.	779,326	69,570,432
Health Care Providers & Services – 1.5%
Aetna, Inc.	582,511	62,981,089
Hotels, Restaurants & Leisure – 5.3%
Carnival Corp. (U.S. Shares)	780,117	42,500,774
Las Vegas Sands Corp.	323,635	14,188,158
McDonald's Corp.	829,780	98,030,209
Six Flags Entertainment Corp.	1,177,092	64,669,434
		219,388,575
Household Durables – 1.0%
Garmin, Ltd.	1,152,328	42,832,032
Household Products – 3.9%
Colgate-Palmolive Co.	1,071,251	71,366,742
Kimberly-Clark Corp.	705,614	89,824,662
		161,191,404
Industrial Conglomerates – 3.2%
3M Co.	324,787	48,925,914
General Electric Co.	2,646,183	82,428,600
		131,354,514
Information Technology Services – 2.6%
Accenture PLC - Class A (U.S. Shares)	524,913	54,853,408
Automatic Data Processing, Inc.	590,032	49,987,511
		104,840,919

Shares		Value
Common Stocks – (continued)
Insurance – 1.3%
Prudential PLC	623,169	$14,062,936
Travelers Cos., Inc.	355,519	40,123,874
		54,186,810
Leisure Products – 1.6%
Mattel, Inc.	2,371,358	64,429,797
Machinery – 1.7%
Deere & Co.	511,079	38,979,995
Dover Corp.	504,338	30,920,963
		69,900,958
Media – 3.4%
Comcast Corp. - Class A	1,124,890	63,477,543
Omnicom Group, Inc.	993,973	75,203,997
		138,681,540
Oil, Gas & Consumable Fuels – 2.1%
Chevron Corp.	972,143	87,453,984
Pharmaceuticals – 6.8%
Bristol-Myers Squibb Co.	801,766	55,153,483
Eli Lilly & Co.	1,153,222	97,170,486
Johnson & Johnson	843,580	86,652,538
Merck & Co., Inc.	755,357	39,897,957
		278,874,464
Real Estate Investment Trusts (REITs) – 2.5%
Crown Castle International Corp.	485,065	41,933,869
Outfront Media, Inc.	831,082	18,142,520
Simon Property Group, Inc.	212,815	41,379,749
		101,456,138
Real Estate Management & Development – 0.6%
Colony American Homes Holdings III LP§	2,402,758	24,748,407
Road & Rail – 2.3%
Union Pacific Corp.	1,199,266	93,782,601
Semiconductor & Semiconductor Equipment – 2.7%
Texas Instruments, Inc.	2,061,339	112,981,991
Software – 3.4%
Microsoft Corp.	2,525,274	140,102,202
Specialty Retail – 2.2%
Home Depot, Inc.	452,332	59,820,907
L Brands, Inc.	326,448	31,280,247
		91,101,154
Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.†	1,248,631	131,430,899
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc. - Class B	1,060,906	66,306,625
Tobacco – 3.4%
Altria Group, Inc.	2,404,736	139,979,683
Total Common Stocks (cost $2,913,354,232)		3,999,018,181
Preferred Stocks – 2.3%
Capital Markets – 0.3%
Morgan Stanley, 6.8750%	250,000	6,937,500
Morgan Stanley, 7.1250%	235,000	6,721,000
		13,658,500
Pharmaceuticals – 2.0%
Allergan PLC, 5.5000%	16,276	16,767,210
Teva Pharmaceutical Industries, Ltd., 7.0000%	64,762	65,886,165
		82,653,375
Total Preferred Stocks (cost $93,885,500)		96,311,875
Total Investments (total cost $3,007,239,732) – 99.6%		4,095,330,056
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		15,399,809
Net Assets – 100%		$4,110,729,865

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,982,984,355	97.3%
Israel	65,886,165	1.6
United Kingdom	46,459,536	1.1

Total	$4,095,330,056	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
British Pound	1/14/16	4,131,000	$6,089,208	$160,095

Credit Suisse International:
British Pound	2/4/16	1,574,000	2,320,237	16,209

HSBC Securities (USA), Inc.:
British Pound	1/21/16	4,512,000	6,650,940	190,786

JPMorgan Chase & Co.:
British Pound	1/14/16	5,567,000	8,205,912	214,772

Total			$23,266,297	$581,862

Notes to Schedule of Investments (unaudited)

LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $52,630,000.

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2015. Unless otherwise indicated, all information in the table is for the year ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	5,038,046	60,689,164	(65,727,210)	-	$ 1,960	$ -

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$24,057,687	$24,748,407	0.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Real Estate Management & Development	$ -	$ -	$ 24,748,407
All Others	3,974,269,774	-	-

Preferred Stocks	-	96,311,875	-
Total Investments in Securities	$ 3,974,269,774	$ 96,311,875	$ 24,748,407

Other Financial Instruments(a):
Forward Currency Contracts	-	581,862	-
Total Assets	$ 3,974,269,774	$ 96,893,737	$ 24,748,407

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Growth and Income Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests in a combination of equity securities selected for growth potential and fixed-income securities selected for income potential. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2015.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $83,439,002 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $38,778,888.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,008,615,659	$1,120,387,088	$(33,672,691)	$ 1,086,714,397

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus International Equity Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 98.8%
Air Freight & Logistics – 2.4%
Panalpina Welttransport Holding AG	51,891	$5,830,158
Auto Components – 2.6%
Hella KGaA Hueck & Co.	23,218	972,063
NGK Spark Plug Co., Ltd.	196,380	5,253,467
		6,225,530
Beverages – 7.1%
Diageo PLC	212,424	5,812,909
Pernod Ricard SA	34,101	3,898,104
SABMiller PLC	121,752	7,303,182
		17,014,195
Biotechnology – 0.6%
Actelion, Ltd.*	10,081	1,405,480
Building Products – 1.7%
Geberit AG	11,738	3,988,083
Capital Markets – 1.6%
Ichigo, Inc.	77,224	243,534
UBS Group AG	188,629	3,677,258
		3,920,792
Chemicals – 3.2%
LyondellBasell Industries NV - Class A	22,058	1,916,840
Shin-Etsu Chemical Co., Ltd.	103,100	5,676,591
		7,593,431
Commercial Banks – 12.5%
Banca Popolare di Milano Scarl	2,371,741	2,373,545
BNP Paribas SA	93,169	5,287,642
Intesa Sanpaolo SpA	1,910,438	6,410,336
Lloyds Banking Group PLC	3,359,468	3,618,300
Mitsubishi UFJ Financial Group, Inc.	678,900	4,276,878
Permanent TSB Group Holdings PLC*	584,257	2,920,968
Royal Bank of Scotland Group PLC*	329,290	1,465,819
Seven Bank, Ltd.	456,700	2,025,471
Societe Generale SA	36,962	1,709,739
		30,088,698
Construction Materials – 0.3%
Cemex SAB de CV (ADR)	145,126	808,352
Diversified Telecommunication Services – 5.1%
Deutsche Telekom AG	153,012	2,774,932
Nippon Telegraph & Telephone Corp.	174,700	7,029,865
Telstra Corp., Ltd.	598,633	2,446,551
		12,251,348
Electrical Equipment – 2.3%
Schneider Electric SE	96,833	5,530,308
Electronic Equipment, Instruments & Components – 2.5%
Hexagon AB - Class B	38,554	1,438,759
Keyence Corp.	8,200	4,576,935
		6,015,694
Health Care Equipment & Supplies – 1.9%
Essilor International SA	36,306	4,538,743
Hotels, Restaurants & Leisure – 1.1%
Merlin Entertainments PLC	404,851	2,718,182
Household Durables – 1.4%
Sekisui Chemical Co., Ltd.	252,300	3,340,067
Household Products – 2.8%
Reckitt Benckiser Group PLC	73,163	6,773,533
Industrial Conglomerates – 1.1%
Seibu Holdings, Inc.	132,612	2,737,647
Information Technology Services – 1.7%
TravelSky Technology, Ltd. - Class H	1,632,000	2,687,078
Worldpay Group PLC*	328,371	1,487,381
		4,174,459
Insurance – 6.4%
AIA Group, Ltd.	1,383,511	8,319,132
Prudential PLC	310,486	7,006,678
		15,325,810
Internet & Catalog Retail – 1.1%
Ctrip.com International, Ltd. (ADR)*	55,168	2,555,933
Internet Software & Services – 3.3%
Alibaba Group Holding, Ltd. (ADR)*	28,166	2,289,051
Auto Trader Group PLC	614,043	4,018,618

Shares		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Tencent Holdings, Ltd.	86,300	$1,698,205
		8,005,874
Media – 2.3%
Liberty Global PLC - Class A*	129,488	5,485,112
Metals & Mining – 1.1%
Outokumpu Oyj*	259,162	769,348
Sumitomo Metal Mining Co., Ltd.	142,000	1,748,119
		2,517,467
Multi-Utilities – 1.7%
Suez Environment Co.	219,613	4,118,788
Oil, Gas & Consumable Fuels – 4.5%
Inpex Corp.	447,700	4,416,279
MEG Energy Corp.*	65,472	379,534
PrairieSky Royalty, Ltd.	78,887	1,249,876
Royal Dutch Shell PLC - Class A	91,307	2,092,927
Total SA	58,143	2,607,053
		10,745,669
Pharmaceuticals – 8.5%
Bayer AG	34,241	4,308,495
Indivior PLC	1,002,382	2,774,750
Novo Nordisk A/S - Class B	106,777	6,219,068
Sanofi	61,053	5,214,349
Shire PLC	25,615	1,773,791
		20,290,453
Real Estate Investment Trusts (REITs) – 1.2%
Invincible Investment Corp.	3,110	1,821,801
Kenedix Retail REIT Corp.	446	947,073
		2,768,874
Real Estate Management & Development – 3.0%
Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)	389,647	2,275,094
Kennedy Wilson Europe Real Estate PLC	272,040	4,851,914
		7,127,008
Semiconductor & Semiconductor Equipment – 3.4%
ARM Holdings PLC	230,322	3,527,329
Sumco Corp.	263,068	2,022,590
Taiwan Semiconductor Manufacturing Co., Ltd.	624,000	2,717,091
		8,267,010
Specialty Retail – 1.2%
L'Occitane International SA	1,512,492	2,927,479
Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co., Ltd.	1,909	2,051,813
Textiles, Apparel & Luxury Goods – 3.2%
Cie Financiere Richemont SA	50,403	3,629,338
Samsonite International SA	1,316,800	3,958,998
		7,588,336
Thrifts & Mortgage Finance – 0.7%
Housing Development Finance Corp., Ltd.	92,086	1,759,173
Trading Companies & Distributors – 2.5%
Brenntag AG	111,884	5,869,564
Wireless Telecommunication Services – 1.9%
Vodafone Group PLC	1,380,695	4,497,643
Total Common Stocks (cost $224,695,632)		236,856,706
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£ (cost $2,683,000)	2,683,000	2,683,000
Total Investments (total cost $227,378,632) – 99.9%		239,539,706
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		264,798
Net Assets – 100%		$239,804,504

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$57,630,029	24.1%
Japan	46,116,317	19.3
France	35,832,205	15.0
Switzerland	18,530,317	7.7
Germany	13,925,054	5.8

Hong Kong	12,278,130	5.1
China	11,505,361	4.8
United States	10,084,952	4.2
Italy	8,783,881	3.7
Denmark	6,219,068	2.6
Ireland	2,920,968	1.2
Taiwan	2,717,091	1.1
Australia	2,446,551	1.0
Netherlands	2,092,927	0.9
South Korea	2,051,813	0.9
India	1,759,173	0.7
Canada	1,629,410	0.7
Sweden	1,438,759	0.6
Mexico	808,352	0.3
Finland	769,348	0.3

Total	$239,539,706	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $2,275,094, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	8,300,366	6,078,980	(11,696,346)	2,683,000	$ 995	$ 2,683,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 236,856,706	$ -	$ -
Investment Companies	-	2,683,000	-
Total Assets	$ 236,856,706	$ 2,683,000	$ -

Significant Accounting Policies

Janus International Equity Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $214,758,827 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 227,908,370	$ 31,411,391	$ (19,780,055)	$ 11,631,336

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Overseas Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 97.4%
Air Freight & Logistics – 2.7%
Panalpina Welttransport Holding AG	481,551	$54,104,152
Airlines – 4.7%
Gol Linhas Aereas Inteligentes SA (ADR)*,#	5,986,375	3,430,193
United Continental Holdings, Inc.*,†	1,586,448	90,903,470
		94,333,663
Auto Components – 0.6%
Hella KGaA Hueck & Co.	271,285	11,357,830
Beverages – 1.2%
Remy Cointreau SA#	324,935	23,306,486
Capital Markets – 2.0%
Atlas Mara, Ltd.*,£	5,181,430	27,202,508
CITIC Securities Co., Ltd. - Class H	5,508,500	12,879,561
		40,082,069
Commercial Banks – 3.4%
Axis Bank, Ltd.	3,221,351	21,869,298
State Bank of India	7,209,703	24,461,930
TCS Group Holding PLC (GDR)*	2,900,963	8,847,937
Turkiye Halk Bankasi A/S	4,048,267	14,425,865
		69,605,030
Construction & Engineering – 1.8%
Louis XIII Holdings, Ltd.*,£	77,551,300	21,114,512
Voltas, Ltd.	2,973,894	14,578,948
		35,693,460
Food Products – 0.4%
Chaoda Modern Agriculture Holdings, Ltd.*,#,£	185,737,502	5,943,754
Marfrig Global Foods SA*	1,714,200	2,752,255
		8,696,009
Hotels, Restaurants & Leisure – 6.8%
Bwin.Party Digital Entertainment PLC	24,512,798	46,826,624
Cox & Kings, Ltd.	5,417,511	20,207,412
Melco International Development, Ltd.#	13,551,535	20,354,057
Orascom Development Holding AG*,#	1,207,688	12,362,731
Shangri-La Asia, Ltd.	39,281,165	38,369,819
		138,120,643
Household Durables – 2.8%
Gree Electric Appliances, Inc. of Zhuhaiß	6,870,124	23,645,939
MRV Engenharia e Participacoes SA	15,258,089	33,486,779
PDG Realty SA Empreendimentos e Participacoes*	408,426	168,327
		57,301,045
Industrial Conglomerates – 1.4%
Shun Tak Holdings, Ltd.	77,183,998	29,081,689
Information Technology Services – 3.6%
QIWI PLC (ADR)#	1,766,924	31,716,286
Vakrangee, Ltd.	11,195,457	29,531,873
Worldpay Group PLC*	2,656,933	12,034,779
		73,282,938
Internet & Catalog Retail – 3.8%
Ctrip.com International, Ltd. (ADR)*,#	942,782	43,679,090
MakeMyTrip, Ltd.*	1,905,071	32,691,018
		76,370,108
Internet Software & Services – 6.6%
Alibaba Group Holding, Ltd. (ADR)*,#	1,149,193	93,394,915
Rocket Internet SE*,#	1,334,696	40,956,009
		134,350,924
Machinery – 0.4%
Iochpe-Maxion SA	2,891,799	8,993,458
Metals & Mining – 3.2%
Hindustan Zinc, Ltd.	8,859,368	19,606,386
Outokumpu Oyj*,#	7,644,663	22,693,925
Turquoise Hill Resources, Ltd.*	8,425,623	21,376,174
		63,676,485
Oil, Gas & Consumable Fuels – 29.0%
Africa Oil Corp.*,#, £	21,551,668	31,311,061
Africa Oil Corp.*, £	1,577,407	2,227,099
Africa Oil Corp. (PP)*, £, §	2,921,946	4,125,418
Athabasca Oil Corp.*,#	16,350,952	18,200,554
Cairn Energy PLC*	11,438,721	26,589,129
Cobalt International Energy, Inc.*,†	9,831,661	53,090,969

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Euronav NV†	2,549,013	$34,946,968
Genel Energy PLC*	7,000,213	17,541,032
Gran Tierra Energy, Inc.*	9,908,593	21,557,546
Karoon Gas Australia, Ltd.*,#,£	12,489,655	16,104,765
Kosmos Energy, Ltd.*	1,677,098	8,720,910
Ophir Energy PLC*	23,691,012	34,379,083
Parex Resources, Inc.*	2,991,571	21,969,181
Petroleo Brasileiro SA (ADR)*,†,#	5,697,775	24,500,433
Reliance Industries, Ltd.	11,972,570	183,626,764
Sequa Petroleum NV*,£	10,824,600	28,816,984
Trilogy Energy Corp.*,#	2,405,518	6,363,712
Tullow Oil PLC*	12,008,236	29,328,961
Whiting Petroleum Corp.*,†	2,290,462	21,621,961
		585,022,530
Pharmaceuticals – 0.5%
Indivior PLC	3,344,095	9,256,976
Real Estate Investment Trusts (REITs) – 2.0%
Concentradora Fibra Hotelera Mexicana SA de CV	15,907,500	14,478,152
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	19,864,166	17,713,356
Prologis Property Mexico SA de CV*	6,029,300	9,141,242
		41,332,750
Real Estate Management & Development – 7.9%
Countrywide PLC	2,475,740	14,574,983
Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)	5,851,913	34,168,503
DLF, Ltd.	30,422,704	53,346,943
Evergrande Real Estate Group, Ltd.#	37,310,268	32,833,883
Housing Development & Infrastructure, Ltd.*	8,489,431	9,997,002
IRSA Inversiones y Representaciones SA (ADR)*,#	346,408	4,260,818
Prestige Estates Projects, Ltd.	3,501,053	10,240,788
		159,422,920
Road & Rail – 1.5%
Globaltrans Investment PLC (GDR)*	5,244,262	23,861,392
Rumo Logistica Operadora Multimodal SA*	3,672,840	5,794,822
		29,656,214
Semiconductor & Semiconductor Equipment – 4.0%
ARM Holdings PLC†	5,270,660	80,718,950
Software – 2.0%
Nexon Co., Ltd.	2,480,400	40,844,663
Textiles, Apparel & Luxury Goods – 2.8%
Global Brands Group Holding, Ltd.*	217,460,180	41,248,350
Li & Fung, Ltd.	23,584,669	16,037,989
		57,286,339
Thrifts & Mortgage Finance – 1.0%
Indiabulls Housing Finance, Ltd.	1,736,768	19,341,325
Trading Companies & Distributors – 0.5%
Adani Enterprises, Ltd.	7,840,044	9,884,126
Transportation Infrastructure – 0.8%
Adani Ports & Special Economic Zone, Ltd.	4,062,287	16,021,325
Total Common Stocks (cost $2,862,690,110)		1,967,144,107
Rights – 0%
Road & Rail – 0%
Rumo Logistica Operadora Multimodal SA* (cost $0)	1,319,669	50,051
Investment Companies – 12.9%
Investments Purchased with Cash Collateral from Securities Lending – 11.5%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	232,098,256	232,098,256
Money Markets – 1.4%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	29,146,000	29,146,000
Total Investment Companies (cost $261,244,256)		261,244,256
Total Investments (total cost $3,123,934,366) – 110.3%		2,228,438,414
Liabilities, net of Cash, Receivables and Other Assets – (10.3)%		(207,589,313)
Net Assets – 100%		$2,020,849,101

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$465,405,138	20.9%
United States	435,581,566	19.5
United Kingdom	280,911,993	12.6
China	246,545,645	11.1

Hong Kong	166,206,416	7.5
Canada	123,005,327	5.5
Brazil	79,176,318	3.6
Switzerland	70,592,301	3.2
Russia	64,425,615	2.9
Germany	52,313,839	2.3
Turkey	49,680,253	2.2
Japan	40,844,663	1.8
Belgium	34,946,968	1.6
Netherlands	28,816,984	1.3
Mexico	23,619,394	1.1
France	23,306,486	1.0
Finland	22,693,925	1.0
Australia	16,104,765	0.7
Argentina	4,260,818	0.2

Total	$2,228,438,414	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
Japanese Yen	1/14/16	646,000,000	$5,376,375	$(79,991)

Citibank NA:
Japanese Yen	1/21/16	1,715,725,000	14,281,794	(140,407)

Credit Suisse International:
Japanese Yen	2/4/16	120,770,000	1,005,651	(3,410)

HSBC Securities (USA), Inc.:
Japanese Yen	1/21/16	1,936,000,000	16,115,376	(170,458)

Total			$36,779,196	$(394,266)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2015 is $34,168,503, which represents 1.7% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $215,515,306.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Africa Oil Corp.	21,551,668	-	-	21,551,668	-	31,311,061
Africa Oil Corp.	1,577,407	-	-	1,577,407	-	2,227,099
Africa Oil Corp. (PP)	2,921,946	-	-	2,921,946	-	4,125,418
Atlas Mara, Ltd.	5,181,430	-	-	5,181,430	$ -	$ 27,202,508
Chaoda Modern Agriculture Holdings, Ltd.	185,737,502	-	-	185,737,502	-	5,943,754
Karoon Gas Australia, Ltd.	12,489,655	-	-	12,489,655	-	16,104,765
Janus Cash Collateral Fund LLC	115,141,273	344,344,202	(227,387,219)	232,098,256	628,354(1)	232,098,256
Janus Cash Liquidity Fund LLC	6,045,030	221,366,947	(198,265,977)	29,146,000	14,269	29,146,000
Louis XIII Holdings, Ltd.	77,551,300	-	-	77,551,300	-	21,114,512
Sequa Petroleum NV	10,824,600	-	-	10,824,600	-	28,816,984
Total					$642,623	$360,426,779
(1) Net of income paid to the securities lending agent and rebates paid to the following counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Africa Oil Corp. (PP)	10/17/13	$23,586,134	$4,125,418	0.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Oil, Gas & Consumable Fuels	$ 580,897,112	$ 4,125,418	$ -
All Other	1,382,121,577	-	-
Rights	50,051	-	-
Investment Companies	-	261,244,256	-
Total Assets	$ 1,963,068,740	$ 265,369,674	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 394,266	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Overseas Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities.The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $1,400,976,457 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $51,058,686.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-

related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,245,480,676	$351,343,969	$(1,368,386,231)	$ (1,017,042,262)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Research Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 2.0%
Honeywell International, Inc.	549,887	$56,951,797
United Technologies Corp.	373,835	35,914,328
		92,866,125
Airlines – 1.2%
United Continental Holdings, Inc.*	990,854	56,775,934
Auto Components – 1.0%
Delphi Automotive PLC	522,497	44,793,668
Beverages – 2.2%
Brown-Forman Corp. - Class B	228,801	22,715,363
Coca-Cola Co.	1,924,242	82,665,436
		105,380,799
Biotechnology – 9.1%
AbbVie, Inc.	1,178,026	69,786,260
Alder Biopharmaceuticals, Inc.*	739,851	24,437,279
Amgen, Inc.	645,064	104,713,239
Biogen, Inc.*	219,960	67,384,746
Celgene Corp.*	770,847	92,316,637
Ironwood Pharmaceuticals, Inc.*	1,738,495	20,149,157
Regeneron Pharmaceuticals, Inc.*	93,353	50,678,543
		429,465,861
Building Products – 0.7%
AO Smith Corp.	397,394	30,444,354
Capital Markets – 1.9%
BlackRock, Inc.	63,634	21,668,650
Blackstone Group LP	881,391	25,771,873
E*TRADE Financial Corp.*	885,204	26,237,447
LPL Financial Holdings, Inc.	360,394	15,370,804
		89,048,774
Chemicals – 2.2%
Air Products & Chemicals, Inc.	438,536	57,057,919
PPG Industries, Inc.	469,630	46,408,837
		103,466,756
Commercial Banks – 0.3%
PacWest Bancorp	366,039	15,776,281
Communications Equipment – 1.2%
CommScope Holding Co., Inc.*	821,169	21,260,065
Motorola Solutions, Inc.	513,393	35,141,751
		56,401,816
Construction Materials – 0.7%
Vulcan Materials Co.	365,247	34,687,508
Consumer Finance – 1.0%
American Express Co.	295,226	20,532,968
Synchrony Financial*	842,605	25,623,618
		46,156,586
Containers & Packaging – 0.9%
Crown Holdings, Inc.*	866,470	43,930,029
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings, Inc.*	614,162	24,099,717
Diversified Financial Services – 0.5%
Intercontinental Exchange, Inc.	90,156	23,103,377
Electrical Equipment – 1.1%
Sensata Technologies Holding NV*	1,119,741	51,575,270
Electronic Equipment, Instruments & Components – 2.7%
Amphenol Corp. - Class A	1,100,369	57,472,273
National Instruments Corp.	791,244	22,700,790
TE Connectivity, Ltd. (U.S. Shares)	707,511	45,712,286
		125,885,349
Energy Equipment & Services – 0.2%
Baker Hughes, Inc.	193,467	8,928,502
Food & Staples Retailing – 2.1%
Kroger Co.	1,525,613	63,816,392
Sysco Corp.	864,397	35,440,277
		99,256,669
Food Products – 1.2%
Hershey Co.	619,138	55,270,449
Health Care Equipment & Supplies – 0.9%
Baxter International, Inc.	207,972	7,934,132

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Boston Scientific Corp.*	1,884,921	$34,757,943
		42,692,075
Health Care Providers & Services – 2.7%
Diplomat Pharmacy, Inc.*	722,302	24,717,174
Express Scripts Holding Co.*	784,027	68,531,800
Universal Health Services, Inc. - Class B	287,388	34,339,992
		127,588,966
Health Care Technology – 0.8%
athenahealth, Inc.*	231,412	37,250,390
Hotels, Restaurants & Leisure – 4.5%
Aramark	726,047	23,415,016
Chipotle Mexican Grill, Inc.*	53,973	25,898,944
Dunkin' Brands Group, Inc.	637,818	27,164,669
Hilton Worldwide Holdings, Inc.	1,076,050	23,027,470
Norwegian Cruise Line Holdings, Ltd.*	637,282	37,344,725
Starbucks Corp.	1,275,651	76,577,329
		213,428,153
Household Products – 0.9%
Colgate-Palmolive Co.	601,561	40,075,994
Industrial Conglomerates – 0.7%
Roper Industries, Inc.	184,373	34,992,152
Information Technology Services – 4.6%
Amdocs, Ltd. (U.S. Shares)	837,325	45,692,825
Cognizant Technology Solutions Corp. - Class A*	441,588	26,504,112
MasterCard, Inc. - Class A	685,996	66,788,571
Visa, Inc. - Class A	1,001,742	77,685,092
		216,670,600
Internet & Catalog Retail – 3.8%
Amazon.com, Inc.*	180,605	122,069,113
Priceline Group, Inc.*	42,302	53,932,935
		176,002,048
Internet Software & Services – 9.2%
Alphabet, Inc. - Class C	342,742	260,100,049
CoStar Group, Inc.*	100,286	20,728,113
Facebook, Inc. - Class A*	1,249,149	130,735,934
LinkedIn Corp. - Class A*	89,315	20,103,020
		431,667,116
Leisure Products – 1.3%
Mattel, Inc.	941,798	25,588,652
Polaris Industries, Inc.	422,273	36,294,364
		61,883,016
Machinery – 1.3%
Dover Corp.	555,540	34,060,157
Rexnord Corp.*	1,407,640	25,506,437
		59,566,594
Media – 4.1%
Comcast Corp. - Class A	1,515,515	85,520,511
Time Warner Cable, Inc.	138,408	25,687,141
Walt Disney Co.	753,386	79,165,801
		190,373,453
Multiline Retail – 1.1%
Dollar Tree, Inc.*	684,067	52,823,654
Oil, Gas & Consumable Fuels – 0.5%
Anadarko Petroleum Corp.	148,996	7,238,226
MPLX LP	306,602	12,058,657
Phillips 66	73,933	6,047,719
		25,344,602
Personal Products – 1.1%
Estee Lauder Cos., Inc. - Class A	596,850	52,558,611
Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	1,101,956	75,803,553
Eli Lilly & Co.	860,322	72,490,732
Endo International PLC*	723,261	44,278,038
Mallinckrodt PLC*	459,364	34,282,335
		226,854,658
Professional Services – 1.0%
Nielsen Holdings PLC	403,193	18,788,794
Verisk Analytics, Inc. - Class A*	373,043	28,679,546
		47,468,340
Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	760,969	73,775,945
Simon Property Group, Inc.	113,616	22,091,495
		95,867,440

Shares		Value
Common Stocks – (continued)
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.	135,871	$21,720,338
Road & Rail – 1.0%
Union Pacific Corp.	597,846	46,751,557
Semiconductor & Semiconductor Equipment – 1.9%
Atmel Corp.	2,174,819	18,725,192
Avago Technologies, Ltd.	298,528	43,331,339
Texas Instruments, Inc.	508,923	27,894,070
		89,950,601
Software – 5.4%
Adobe Systems, Inc.*	599,688	56,334,691
ANSYS, Inc.*	248,981	23,030,742
Cadence Design Systems, Inc.*	1,278,913	26,614,180
NetSuite, Inc.*	375,738	31,794,950
ServiceNow, Inc.*	529,399	45,824,777
Tableau Software, Inc. - Class A*	130,484	12,294,202
Tyler Technologies, Inc.*	98,447	17,161,281
Ultimate Software Group, Inc.*	161,729	31,619,637
Workday, Inc. - Class A*	120,006	9,562,078
		254,236,538
Specialty Retail – 3.4%
AutoZone, Inc.*	31,871	23,645,414
Lowe's Cos., Inc.	1,378,502	104,821,292
Tractor Supply Co.	358,858	30,682,359
		159,149,065
Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	1,906,314	200,658,612
Textiles, Apparel & Luxury Goods – 2.0%
Carter's, Inc.	338,954	30,177,075
NIKE, Inc. - Class B	1,038,952	64,934,500
		95,111,575
Thrifts & Mortgage Finance – 0.3%
MGIC Investment Corp.*	1,593,403	14,069,748
Tobacco – 1.1%
Altria Group, Inc.	866,217	50,422,492
Trading Companies & Distributors – 0.7%
Fastenal Co.	769,081	31,393,886
Wireless Telecommunication Services – 1.0%
T-Mobile US, Inc.*	1,165,221	45,583,445
Total Common Stocks (cost $3,521,361,006)		4,679,469,543
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£ (cost $28,255,684)	28,255,684	28,255,684
Total Investments (total cost $3,549,616,690) – 100.2%		4,707,725,227
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(9,759,932)
Net Assets – 100%		$4,697,965,295

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	31,094,000	158,635,684	(161,474,000)	28,255,684	$ 15,172	$ 28,255,684

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 4,679,469,543	$ -	$ -
Investment Companies	-	28,255,684	-
Total Assets	$ 4,679,469,543	$ 28,255,684	$ -

Significant Accounting Policies

Janus Research Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,555,891,099	$1,241,034,530	$(89,200,402)	$ 1,151,834,128

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Triton Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 97.0%
Aerospace & Defense – 2.7%
Aerovironment, Inc.*,£	1,315,739	$38,774,828
HEICO Corp. - Class A£	2,089,955	102,825,786
Teledyne Technologies, Inc.*	487,578	43,248,169
		184,848,783
Automobiles – 1.1%
Thor Industries, Inc.	1,292,980	72,600,827
Biotechnology – 5.1%
ACADIA Pharmaceuticals, Inc.*	1,045,153	37,259,704
AMAG Pharmaceuticals, Inc.*,#	803,896	24,269,620
Anacor Pharmaceuticals, Inc.*	254,912	28,797,409
Dyax Corp.*	2,822,293	106,174,663
Eagle Pharmaceuticals, Inc.*,#	448,486	39,767,254
Heron Therapeutics, Inc.*,#	807,230	21,553,041
Ironwood Pharmaceuticals, Inc.*	3,009,660	34,881,959
Neurocrine Biosciences, Inc.*	485,752	27,478,991
OvaScience, Inc.*	516,199	5,043,264
ProQR Therapeutics NV*	293,863	2,550,731
Puma Biotechnology, Inc.*	168,623	13,220,043
		340,996,679
Building Products – 1.7%
AO Smith Corp.	885,701	67,853,554
Trex Co., Inc.*	1,155,710	43,963,208
		111,816,762
Capital Markets – 2.5%
Eaton Vance Corp.	1,334,402	43,274,657
Financial Engines, Inc.#	1,055,385	35,534,813
LPL Financial Holdings, Inc.#	1,628,662	69,462,434
WisdomTree Investments, Inc.#	1,432,183	22,456,629
		170,728,533
Chemicals – 1.8%
Sensient Technologies Corp.	1,951,398	122,586,822
Commercial Banks – 1.2%
PacWest Bancorp	1,106,321	47,682,435
SVB Financial Group*	278,104	33,066,566
		80,749,001
Commercial Services & Supplies – 1.8%
Clean Harbors, Inc.*	835,435	34,795,868
Healthcare Services Group, Inc.	1,475,022	51,434,017
Rollins, Inc.	1,435,568	37,181,211
		123,411,096
Construction Materials – 0.7%
Summit Materials, Inc. - Class A	2,199,207	44,072,108
Containers & Packaging – 1.1%
Crown Holdings, Inc.*	1,464,582	74,254,307
Diversified Consumer Services – 1.9%
ServiceMaster Global Holdings, Inc.*	3,229,401	126,721,695
Diversified Financial Services – 4.7%
FactSet Research Systems, Inc.	309,739	50,354,269
MarketAxess Holdings, Inc.	737,676	82,317,265
Markit, Ltd.*	2,289,462	69,073,069
MSCI, Inc.	1,296,230	93,497,070
Pace Holdings Corp.*,£	2,359,622	23,832,182
		319,073,855
Electrical Equipment – 1.6%
EnerSys	1,342,668	75,095,421
Sensata Technologies Holding NV*	718,959	33,115,252
		108,210,673
Electronic Equipment, Instruments & Components – 4.0%
Belden, Inc.	1,497,914	71,420,540
FEI Co.†	1,015,370	81,016,372
National Instruments Corp.	987,225	28,323,485
OSI Systems, Inc.*,£	962,258	85,313,794
		266,074,191
Energy Equipment & Services – 0.6%
Dril-Quip, Inc.*	696,601	41,259,677
Food & Staples Retailing – 0.9%
Casey's General Stores, Inc.	489,921	59,010,985
Food Products – 0.3%
Nomad Foods, Ltd.*	1,807,093	21,323,697

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 5.2%
Endologix, Inc.*,#,£	3,570,445	$35,347,406
Masimo Corp.*	1,140,007	47,321,691
Merit Medical Systems, Inc.*,£	2,468,744	45,893,951
Novadaq Technologies, Inc.*,#	2,765,277	35,229,629
Quidel Corp.*,£	1,706,087	36,169,044
STERIS PLC	1,347,254	101,502,116
Teleflex, Inc.	381,869	50,196,680
		351,660,517
Health Care Providers & Services – 1.9%
Diplomat Pharmacy, Inc.*,#	1,552,500	53,126,550
HealthEquity, Inc.*	1,505,029	37,731,077
Premier, Inc. - Class A*	1,109,001	39,114,465
		129,972,092
Health Care Technology – 1.0%
athenahealth, Inc.*,#	436,887	70,325,700
Hotels, Restaurants & Leisure – 3.8%
Dunkin' Brands Group, Inc.#	1,245,743	53,056,194
Popeyes Louisiana Kitchen, Inc.*	584,860	34,214,310
Six Flags Entertainment Corp.	1,113,730	61,188,326
Wendy's Co.	9,871,077	106,311,499
		254,770,329
Information Technology Services – 7.5%
Black Knight Financial Services, Inc. - Class A*	585,460	19,355,308
Broadridge Financial Solutions, Inc.	2,379,874	127,870,630
Euronet Worldwide, Inc.*	1,718,914	124,500,941
Gartner, Inc.*	723,580	65,628,706
Jack Henry & Associates, Inc.	1,351,206	105,475,140
MAXIMUS, Inc.	1,069,519	60,160,444
		502,991,169
Internet & Catalog Retail – 0.5%
HSN, Inc.	183,778	9,312,031
Wayfair, Inc. - Class A*,#	464,642	22,126,252
		31,438,283
Internet Software & Services – 3.4%
Cimpress NV*,#	542,072	43,983,722
CoStar Group, Inc.*	228,930	47,317,542
Envestnet, Inc.*	1,631,990	48,714,902
GrubHub, Inc.*,#	931,455	22,541,211
SPS Commerce, Inc.*	432,200	30,344,762
WebMD Health Corp*	770,383	37,209,499
		230,111,638
Life Sciences Tools & Services – 2.6%
Bio-Techne Corp.	588,850	52,996,500
Mettler-Toledo International, Inc.*	122,538	41,556,312
PerkinElmer, Inc.	1,538,968	82,442,516
		176,995,328
Machinery – 5.4%
CLARCOR, Inc.	1,242,357	61,720,296
ITT Corp.	1,420,652	51,598,081
Kennametal, Inc.	2,324,036	44,621,491
Nordson Corp.	966,370	61,992,636
Photo Labs, Inc.*,#	836,381	53,269,106
Rexnord Corp.*	3,483,419	63,119,552
Wabtec Corp.	350,082	24,897,832
		361,218,994
Media – 1.5%
AMC Entertainment Holdings, Inc. - Class A£	1,865,889	44,781,336
National CineMedia, Inc.£	3,721,196	58,459,989
		103,241,325
Oil, Gas & Consumable Fuels – 0.8%
DCP Midstream Partners LP#	2,212,167	54,574,160
Personal Products – 1.1%
Ontex Group NV	2,044,542	72,779,741
Pharmaceuticals – 3.8%
Akorn, Inc.*	1,441,869	53,796,132
Catalent, Inc.*	3,462,160	86,657,865
Depomed, Inc.*	1,745,545	31,646,731
Pacira Pharmaceuticals, Inc.*,#	460,220	35,340,294
Relypsa, Inc.*,#	952,097	26,982,429
Teligent, Inc.*,#,£	2,757,493	24,541,688
		258,965,139
Professional Services – 1.6%
CEB, Inc.	1,039,454	63,812,081

Shares		Value
Common Stocks – (continued)
Professional Services – (continued)
Huron Consulting Group, Inc.*	765,944	$45,497,074
		109,309,155
Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co. - Class A	752,329	45,124,693
Real Estate Management & Development – 0.9%
Jones Lang LaSalle, Inc.	384,444	61,457,218
Road & Rail – 1.3%
Genesee & Wyoming, Inc. - Class A*	446,210	23,957,015
Landstar System, Inc.	493,656	28,952,924
Old Dominion Freight Line, Inc.*	577,750	34,127,693
		87,037,632
Semiconductor & Semiconductor Equipment – 2.1%
Atmel Corp.	9,236,561	79,526,790
ON Semiconductor Corp.*	6,388,865	62,610,877
		142,137,667
Software – 10.5%
ACI Worldwide, Inc.*	3,544,580	75,854,012
Blackbaud, Inc.£	2,804,334	184,693,437
Cadence Design Systems, Inc.*	5,283,964	109,959,291
Guidewire Software, Inc.*	970,847	58,406,156
RealPage, Inc.*	2,433,888	54,640,786
Solera Holdings, Inc.	956,064	52,420,989
SS&C Technologies Holdings, Inc.†	2,459,953	167,940,991
		703,915,662
Specialty Retail – 2.9%
Five Below, Inc.*	1,407,955	45,195,356
Michaels Cos., Inc.*	1,772,535	39,190,749
Sally Beauty Holdings, Inc.*	4,056,252	113,128,868
		197,514,973
Technology Hardware, Storage & Peripherals – 0.4%
Stratasys, Ltd.*,#	995,753	23,380,280
Textiles, Apparel & Luxury Goods – 3.8%
Carter's, Inc.	1,225,605	109,115,613
Gildan Activewear, Inc.	1,359,463	38,635,939
Tumi Holdings, Inc.*	2,890,771	48,073,522
Wolverine World Wide, Inc.	3,705,045	61,911,302
		257,736,376
Trading Companies & Distributors – 0.6%
MSC Industrial Direct Co., Inc. - Class A	686,534	38,631,268
Total Common Stocks (cost $5,321,877,298)		6,533,029,030
Investment Companies – 9.3%
Investments Purchased with Cash Collateral from Securities Lending – 6.1%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	410,138,090	410,138,090
Money Markets – 3.2%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	219,200,048	219,200,048
Total Investment Companies (cost $629,338,138)		629,338,138
Total Investments (total cost $5,951,215,436) – 106.3%		7,162,367,168
Liabilities, net of Cash, Receivables and Other Assets – (6.3)%		(426,748,619)
Net Assets – 100%		$6,735,618,549

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,922,774,362	96.7%
United Kingdom	90,396,766	1.3
Canada	73,865,568	1.0
Belgium	72,779,741	1.0
Netherlands	2,550,731	0.0

Total	$7,162,367,168	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
British Pound	1/14/16	6,095,000	$8,984,198	$236,188
Canadian Dollar	1/14/16	19,077,000	13,789,340	287,757
Euro	1/14/16	7,471,500	8,120,490	88,297
Euro	1/14/16	2,100,000	2,282,410	(4,965)

			33,176,438	607,277

Citibank NA:
Canadian Dollar	1/21/16	7,200,000	5,204,460	93,873
Euro	1/21/16	13,040,000	14,175,319	106,741

			19,379,779	200,614

Credit Suisse International:
Euro	2/4/16	10,165,000	11,054,140	52,139

HSBC Securities (USA), Inc.:
British Pound	1/21/16	4,651,000	6,855,834	186,561
Canadian Dollar	1/21/16	2,200,000	1,590,252	29,979
Euro	1/21/16	17,222,000	18,721,422	123,924

			27,167,508	340,464

JPMorgan Chase & Co.:
Canadian Dollar	1/14/16	13,000,000	9,396,730	193,183

Total			$100,174,595	$1,393,677

Schedule of Total Return Swaps
					Unrealized
	Return Paid	Return Received	Termination	Notional	Appreciation/
Counterparty	by the Fund	by the Fund	Date	Amount	(Depreciation)

Goldman Sachs International	1 month USD LIBOR plus 5 basis points	Russell 2500® Total Return Growth Index	2/4/16	$44,198,804	$(396,312)

Notes to Schedule of Investments (unaudited)

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $87,332,250.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Realized Gain/(Loss)	Dividend Income	Value at 12/31/15
Aerovironment, Inc.:
1,315,739	-	-	1,315,739	$ -	$ -	$ 38,774,828
AMC Entertainment Holdings, Inc. - Class A:

	1,865,889	-	-	1,865,889	-	373,178	44,781,336
Blackbaud, Inc.:
	2,804,334	-	-	2,804,334	-	336,520	184,693,437
Endologix, Inc.:
	3,570,445	-	-	3,570,445	-	-	35,347,406
HEICO Corp. - Class A:
	2,089,955	-	-	2,089,955	-	167,196	102,825,786
Janus Cash Collateral Fund LLC:
	434,307,546	448,005,250	(472,174,706)	410,138,090	-	1,064,251(1)	410,138,090
Janus Cash Liquidity Fund LLC:
	383,117,308	186,103,740	(350,021,000)	219,200,048	-	136,929	219,200,048
Merit Medical Systems, Inc.:
	757,629	1,711,115	-	2,468,744	-	-	45,893,951
National CineMedia, Inc.:
	3,721,196	-	-	3,721,196	-	818,663	58,459,989
OSI Systems, Inc.(2):
	1,070,174	-	(107,916)	962,258	3,273,786	-	N/A
Pace Holdings Corp.:
	2,359,622	-	-	2,359,622	-	-	23,832,182
Quidel Corp.:
	1,706,087	-	-	1,706,087	-	-	36,169,044
Teligent, Inc.(3):
	2,757,493	-	-	2,757,493	-	-	24,541,688
Total					$ 3,273,786	$2,896,737	$1,224,657,785
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
(2) Company was no longer an affiliate as of December 31, 2015.
(3) Formerly named IGI Laboratories, Inc.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 6,533,029,030	$ -	$ -
Investment Companies	-	629,338,138	-
Total Investments in Securities	$ 6,533,029,030	$ 629,338,138	$ -

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 1,398,642	$ -
Total Assets	$ -	$ 630,736,780	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 4,965	$ -
Outstanding Swap Contracts, at Value	-	396,312	-
Total Liabilities	$ -	$ 401,277	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Triton Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $62,867,294 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015 , the average ending monthly currency value amounts on sold forward currency contracts is $79,131,042.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity indices to decrease exposure to equity risk. These total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Fund will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

During the period ended December 31, 2015 , the average ending monthly market value amounts on total return swaps which are long the reference asset is $286,117.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.

Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 5,950,781,479	$ 1,631,868,802	$ (420,283,113)	$ 1,211,585,689

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Twenty Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 99.7%
Automobiles – 2.1%
General Motors Co.	5,642,474	$191,900,541
Biotechnology – 10.0%
AbbVie, Inc.	6,885,130	407,875,101
Celgene Corp.*	1,742,229	208,649,345
Regeneron Pharmaceuticals, Inc.*	542,668	294,598,177
		911,122,623
Capital Markets – 3.4%
Blackstone Group LP	10,506,319	307,204,768
Chemicals – 4.6%
EI du Pont de Nemours & Co.	2,408,193	160,385,654
LyondellBasell Industries NV - Class A	3,010,036	261,572,128
		421,957,782
Consumer Finance – 2.9%
American Express Co.	2,928,716	203,692,198
Synchrony Financial*	2,079,945	63,251,127
		266,943,325
Food & Staples Retailing – 4.6%
Kroger Co.	10,013,859	418,879,722
Food Products – 1.8%
Hershey Co.	1,882,930	168,089,161
Hotels, Restaurants & Leisure – 4.1%
Starbucks Corp.	6,280,589	377,023,758
Household Products – 3.0%
Colgate-Palmolive Co.	4,125,130	274,816,161
Industrial Conglomerates – 2.4%
General Electric Co.	7,026,683	218,881,175
Information Technology Services – 5.9%
MasterCard, Inc. - Class A	5,507,064	536,167,751
Internet & Catalog Retail – 4.0%
Priceline Group, Inc.*	288,396	367,690,480
Internet Software & Services – 13.7%
Alphabet, Inc. - Class C	903,193	685,415,104
Facebook, Inc. - Class A*	3,636,113	380,555,587
Yahoo!, Inc.*	5,423,601	180,388,969
		1,246,359,660
Media – 3.1%
Comcast Corp. - Class A	5,071,150	286,164,995
Multiline Retail – 5.6%
Dollar Tree, Inc.*	6,590,564	508,923,352
Pharmaceuticals – 6.2%
Allergan PLC*	1,178,602	368,313,125
Bristol-Myers Squibb Co.	2,906,882	199,964,413
		568,277,538
Real Estate Investment Trusts (REITs) – 2.4%
American Tower Corp.	2,253,460	218,472,947
Road & Rail – 2.3%
Union Pacific Corp.	2,639,606	206,417,189
Software – 6.5%
Adobe Systems, Inc.*	2,141,197	201,144,046
Microsoft Corp.	7,081,916	392,904,700
		594,048,746
Specialty Retail – 3.3%
Home Depot, Inc.	2,247,408	297,219,708
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	2,644,594	278,369,964
Textiles, Apparel & Luxury Goods – 4.7%
NIKE, Inc. - Class B	6,844,054	427,753,375
Total Common Stocks (cost $7,318,903,889)		9,092,684,721
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£ (cost $26,678,798)	26,678,798	26,678,798
Total Investments (total cost $7,345,582,687) – 100.0%		9,119,363,519
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(1,356,365)
Net Assets – 100%		$9,118,007,154

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
Janus Cash Liquidity Fund LLC	36,560,000	517,547,240	(527,428,442)	26,678,798	$ 50,908	$ 26,678,798

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 9,092,684,721	$ -	$ -
Investment Companies	-	26,678,798	-
Total Assets	$ 9,092,684,721	$ 26,678,798	$ -

Significant Accounting Policies

Janus Twenty Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as nondiversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 7,354,751,404	$1,845,113,514	$(80,501,399)	$ 1,764,612,115

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Venture Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares		Value
Common Stocks – 96.8%
Aerospace & Defense – 2.0%
HEICO Corp. - Class A	910,978	$44,820,118
Sparton Corp.*	467,300	9,341,327
		54,161,445
Beverages – 0.2%
Britvic PLC	468,718	5,026,198
Biotechnology – 6.3%
ACADIA Pharmaceuticals, Inc.*	453,357	16,162,177
Anacor Pharmaceuticals, Inc.*	83,477	9,430,397
Chimerix, Inc.*	245,423	2,196,536
DBV Technologies SA (ADR)*	440,727	16,002,797
Dyax Corp.*	1,104,438	41,548,958
Eagle Pharmaceuticals, Inc.*,#	345,931	30,673,702
Insys Therapeutics, Inc.*,#	538,543	15,418,486
Ironwood Pharmaceuticals, Inc.*	1,211,619	14,042,664
Ligand Pharmaceuticals, Inc.*,#	173,074	18,764,683
OvaScience, Inc.*	285,503	2,789,364
Puma Biotechnology, Inc.*,#	91,679	7,187,634
		174,217,398
Building Products – 1.1%
AO Smith Corp.	391,810	30,016,564
Capital Markets – 3.1%
Artisan Partners Asset Management, Inc. - Class A	479,258	17,282,044
Financial Engines, Inc.#	403,912	13,599,717
LPL Financial Holdings, Inc.#	909,529	38,791,412
WisdomTree Investments, Inc.#	1,013,538	15,892,276
		85,565,449
Chemicals – 1.9%
Sensient Technologies Corp.	826,556	51,924,248
Commercial Banks – 0.9%
Bank of the Ozarks, Inc.	488,688	24,170,509
Commercial Services & Supplies – 0.9%
SP Plus Corp.*	1,071,450	25,607,655
Diversified Consumer Services – 1.8%
ServiceMaster Global Holdings, Inc.*	1,261,493	49,500,985
Diversified Financial Services – 1.6%
MSCI, Inc.	459,174	33,120,221
Pace Holdings Corp.*	998,493	10,084,779
		43,205,000
Electrical Equipment – 1.1%
EnerSys	566,413	31,679,479
Electronic Equipment, Instruments & Components – 5.0%
Belden, Inc.	641,576	30,590,344
CTS Corp.£	1,653,832	29,173,597
FEI Co.†	351,618	28,055,600
National Instruments Corp.	542,773	15,572,157
OSI Systems, Inc.*	381,408	33,815,633
		137,207,331
Energy Equipment & Services – 0.5%
Dril-Quip, Inc.*	232,392	13,764,578
Food & Staples Retailing – 1.0%
Casey's General Stores, Inc.	225,793	27,196,767
Health Care Equipment & Supplies – 8.0%
Atrion Corp.	11,016	4,199,299
EndoChoice Holdings, Inc.*,#	1,040,687	8,689,736
Endologix, Inc.*,#	1,719,180	17,019,882
Globus Medical, Inc. - Class A*	848,759	23,612,475
ICU Medical, Inc.*	184,249	20,779,602
Insulet Corp.*	454,987	17,203,058
LDR Holding Corp.*	494,074	12,406,198
Masimo Corp.*	427,229	17,734,276
Novadaq Technologies, Inc.*,#	1,498,640	19,092,674
Quidel Corp.*	791,549	16,780,839
STERIS PLC#	413,672	31,166,049
Trinity Biotech PLC (ADR)#,£	1,229,584	14,459,908
Wright Medical Group NV*	788,806	19,073,329
		222,217,325
Health Care Providers & Services – 2.2%
Aceto Corp.	77,336	2,086,525
Capital Senior Living Corp.*	555,629	11,590,421

Shares		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Diplomat Pharmacy, Inc.*,#	620,158	$21,221,807
ExamWorks Group, Inc.*	337,649	8,981,463
HealthEquity, Inc.*	683,352	17,131,635
		61,011,851
Health Care Technology – 1.7%
athenahealth, Inc.*,#	186,832	30,074,347
Medidata Solutions, Inc.*	341,590	16,836,971
		46,911,318
Hotels, Restaurants & Leisure – 4.3%
Biglari Holdings, Inc.*	91,295	29,745,737
Cedar Fair LP	435,483	24,317,371
Diamond Resorts International, Inc.*,#	892,240	22,761,042
Domino's Pizza Group PLC	1,275,873	19,784,184
Dunkin' Brands Group, Inc.#	534,518	22,765,122
		119,373,456
Industrial Conglomerates – 0.5%
Raven Industries, Inc.	949,611	14,813,932
Information Technology Services – 6.2%
Blackhawk Network Holdings, Inc.*	279,152	12,341,310
Broadridge Financial Solutions, Inc.†	927,836	49,852,628
Euronet Worldwide, Inc.*	721,688	52,271,862
MAXIMUS, Inc.	474,824	26,708,850
WEX, Inc.*	351,193	31,045,461
		172,220,111
Insurance – 0.8%
RLI Corp.	376,560	23,252,580
Internet Software & Services – 5.6%
Alarm.com Holdings, Inc.*,#	515,921	8,605,562
ChannelAdvisor Corp.*	1,071,204	14,836,175
Cimpress NV*,#	168,571	13,677,851
CoStar Group, Inc.*	104,572	21,613,987
Endurance International Group Holdings, Inc.*,#	1,102,313	12,048,281
Envestnet, Inc.*,#	744,256	22,216,042
j2 Global, Inc.	468,948	38,603,799
Textura Corp.*,#	444,253	9,586,980
Zillow Group, Inc. - Class A#	500,902	13,043,488
		154,232,165
Life Sciences Tools & Services – 0.7%
Bio-Techne Corp.	219,393	19,745,370
Machinery – 4.0%
Kennametal, Inc.#	1,193,665	22,918,368
Nordson Corp.	410,455	26,330,688
Photo Labs, Inc.*	277,106	17,648,881
Rexnord Corp.*	1,802,725	32,665,377
Wabtec Corp.	175,777	12,501,260
		112,064,574
Media – 2.0%
Manchester United PLC - Class A#	1,007,835	17,949,541
National CineMedia, Inc.	2,327,863	36,570,728
		54,520,269
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream Partners LP#	1,034,833	25,529,330
Personal Products – 1.5%
Ontex Group NV	1,147,681	40,854,101
Pharmaceuticals – 5.0%
Catalent, Inc.*	1,288,927	32,261,843
Flamel Technologies SA (ADR)*	1,061,582	12,961,916
GW Pharmaceuticals PLC (ADR)*,#	92,141	6,398,271
Pacira Pharmaceuticals, Inc.*,#	150,168	11,531,401
POZEN, Inc.*,#	900,768	6,152,245
Prestige Brands Holdings, Inc.*	549,620	28,294,438
Relypsa, Inc.*,#	476,429	13,501,998
Teligent, Inc.*,#	1,480,196	13,173,744
XenoPort, Inc.*,#	2,419,678	13,284,032
		137,559,888
Professional Services – 1.8%
Advisory Board Co.*	523,935	25,992,415
CEB, Inc.	371,994	22,836,712
		48,829,127
Real Estate Investment Trusts (REITs) – 0.5%
Easterly Government Properties, Inc.	874,232	15,019,306
Real Estate Management & Development – 1.3%
Jones Lang LaSalle, Inc.	129,356	20,678,850

Shares		Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
St Joe Co.*	767,166	$14,200,243
		34,879,093
Road & Rail – 0.5%
Old Dominion Freight Line, Inc.*	248,036	14,651,487
Semiconductor & Semiconductor Equipment – 2.8%
Atmel Corp.	3,384,610	29,141,492
ON Semiconductor Corp.*	3,313,152	32,468,890
SolarEdge Technologies, Inc.*,#	563,729	15,880,246
		77,490,628
Software – 12.5%
ACI Worldwide, Inc.*	811,093	17,357,390
Blackbaud, Inc.	716,913	47,215,890
Cadence Design Systems, Inc.*	2,324,979	48,382,813
FleetMatics Group PLC*	531,386	26,989,095
Guidewire Software, Inc.*	265,833	15,992,513
NICE Systems, Ltd. (ADR)	748,587	42,909,007
Paylocity Holding Corp.*,#	416,136	16,874,315
RealPage, Inc.*	1,376,282	30,897,531
Solera Holdings, Inc.	417,862	22,911,373
SS&C Technologies Holdings, Inc.	906,996	61,920,617
Tyler Technologies, Inc.*	90,604	15,794,089
		347,244,633
Specialty Retail – 2.8%
DavidsTea, Inc.*,#	353,376	4,378,329
Monro Muffler Brake, Inc.	228,029	15,100,080
Party City Holdco, Inc.*	723,133	9,335,647
Sally Beauty Holdings, Inc.*	1,748,912	48,777,156
		77,591,212
Technology Hardware, Storage & Peripherals – 0.3%
Stratasys, Ltd.*,#	326,736	7,671,761
Textiles, Apparel & Luxury Goods – 2.9%
Carter's, Inc.	441,671	39,321,969
Tumi Holdings, Inc.*	1,083,997	18,026,870
Wolverine World Wide, Inc.	1,448,230	24,199,923
		81,548,762
Thrifts & Mortgage Finance – 0.6%
LendingTree, Inc.*	179,855	16,057,454
Total Common Stocks (cost $2,232,956,366)		2,678,533,339
Investment Companies – 14.4%
Investments Purchased with Cash Collateral from Securities Lending – 11.0%
Janus Cash Collateral Fund LLC, 0.3005%ºº,£	305,328,588	305,328,588
Money Markets – 3.4%
Janus Cash Liquidity Fund LLC, 0.3105%ºº,£	93,823,782	93,823,782
Total Investment Companies (cost $399,152,370)		399,152,370
Total Investments (total cost $2,632,108,736) – 111.2%		3,077,685,709
Liabilities, net of Cash, Receivables and Other Assets – (11.2)%		(311,027,850)
Net Assets – 100%		$2,766,657,859

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,877,868,783	93.5%
United Kingdom	49,158,194	1.6
Israel	42,909,007	1.4
Belgium	40,854,101	1.3
France	28,964,713	0.9
Canada	23,471,003	0.8
Ireland	14,459,908	0.5

Total	$3,077,685,709	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Bank of America:
British Pound	1/14/16	8,540,000	$12,588,196	$299,426
Euro	1/14/16	5,359,000	5,824,494	63,332
Euro	1/14/16	1,100,000	1,195,548	(2,601)

			19,608,238	360,157

Citibank NA:
Euro	1/21/16	15,456,000	16,801,666	126,518

Credit Suisse International:
British Pound	2/4/16	6,191,000	9,126,168	63,753

HSBC Securities (USA), Inc.:
British Pound	1/21/16	6,964,000	10,265,324	244,779
Euro	1/21/16	6,071,000	6,599,568	43,685

			16,864,892	288,464

Total			$62,400,964	$838,892

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2015, is $29,511,250.

ºº	Rate shown is the 7-day yield as of December 31, 2015.

#	Loaned security; a portion of the security is on loan at December 31, 2015.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2015. Unless otherwise indicated, all information in the table is for the period ended December 31, 2015.

	Share Balance at 9/30/15	Purchases	Sales	Share Balance at 12/31/15	Dividend Income	Value at 12/31/15
CTS Corp.	1,653,832	-	-	1,653,832	$ 66,153	$ 29,173,597
Janus Cash Collateral Fund LLC	259,219,213	277,076,615	(230,967,240)	305,328,588	1,008,013(1)	305,328,588
Janus Cash Liquidity Fund LLC	105,987,671	104,502,111	(116,666,000)	93,823,782	48,312	93,823,782
Trinity Biotech PLC (ADR)	987,887	241,697	-	1,229,584	-	14,459,908
Total					$ 1,122,478	$ 442,785,875

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 2,678,533,339	$ -	$ -
Investment Companies	-	399,152,370	-
Total Investments in Securities	$ 2,678,533,339	$ 399,152,370	$ -
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 841,493	$ -
Total Assets	$ 2,678,533,339	$ 399,993,863	$ -
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 2,601	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Venture Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $52,465,874 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $57,377,459.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The

Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the

Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,627,429,810	$634,205,379	$(183,949,480)	$ 450,255,899

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Perkins Global Value Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Principal Amounts		Value
Common Stocks – 86.0%
Aerospace & Defense – 2.9%
BWX Technologies, Inc.	47,547	$1,510,568
Cobham PLC	718,900	3,000,936
Meggitt PLC	430,141	2,375,688
		6,887,192
Automobiles – 3.1%
Honda Motor Co., Ltd.	92,000	2,993,177
Hyundai Motor Co.	34,221	4,349,509
		7,342,686
Beverages – 7.3%
Coca-Cola Co.	172,569	7,413,564
Diageo PLC	65,179	1,783,601
PepsiCo, Inc.	63,119	6,306,851
Stock Spirits Group PLC	823,777	1,693,865
		17,197,881
Chemicals – 1.2%
Mosaic Co.	45,754	1,262,353
Nippon Fine Chemical Co., Ltd.	75,200	566,284
Nitto FC Co., Ltd.	137,000	1,035,081
		2,863,718
Commercial Banks – 9.7%
CIT Group, Inc.	118,394	4,700,242
Citizens Financial Group, Inc.	183,321	4,801,177
Fifth Third Bancorp	161,009	3,236,281
Wells Fargo & Co.	131,415	7,143,719
Zions Bancorporation	117,209	3,199,806
		23,081,225
Commercial Services & Supplies – 2.0%
G4S PLC	465,463	1,547,130
Secom Co., Ltd.	31,900	2,187,186
Secom Joshinetsu Co., Ltd.	33,200	1,110,534
		4,844,850
Communications Equipment – 0.2%
Icom, Inc.	26,600	557,542
Consumer Finance – 1.5%
Ally Financial, Inc.*	193,605	3,608,797
Diversified Consumer Services – 0.3%
Shingakukai Co., Ltd.	121,900	626,845
Diversified Telecommunication Services – 0.6%
Telenor ASA	73,261	1,227,833
Telesites SAB*	289,753	188,538
		1,416,371
Electric Utilities – 3.5%
Exelon Corp.	117,803	3,271,389
PPL Corp.	148,378	5,064,141
		8,335,530
Electrical Equipment – 0.5%
Cosel Co., Ltd.	141,446	1,285,231
Electronic Equipment, Instruments & Components – 0.3%
Kitagawa Industries Co., Ltd.	69,800	676,627
Food & Staples Retailing – 2.4%
Sysco Corp.	72,457	2,970,737
Tesco PLC*	1,202,091	2,648,948
		5,619,685
Food Products – 3.9%
Danone SA	72,103	4,879,469
Nestle SA	45,625	3,396,928
Orkla ASA	121,282	960,815
		9,237,212
Health Care Equipment & Supplies – 2.1%
Medikit Co., Ltd.	5,900	179,681
Medtronic PLC	15,578	1,198,260
Nakanishi, Inc.	12,600	493,285
Stryker Corp.	32,783	3,046,852
		4,918,078
Health Care Providers & Services – 0.5%
As One Corp.	29,400	1,135,097
Household Products – 3.5%
Procter & Gamble Co.	102,981	8,177,721

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 0.8%
CK Hutchison Holdings, Ltd.	137,500	$1,855,854
Insurance – 0.9%
Sompo Japan Nipponkoa Holdings, Inc.	62,000	2,069,246
Internet Software & Services – 2.8%
Alphabet, Inc. - Class A*	8,640	6,722,006
Media – 1.8%
Grupo Televisa SAB (ADR)	94,577	2,573,440
UBM PLC	206,419	1,601,928
		4,175,368
Multi-Utilities – 0.6%
Engie SA	86,397	1,532,577
Oil, Gas & Consumable Fuels – 4.1%
BP PLC (ADR)	126,788	3,963,393
Canadian Natural Resources, Ltd.	50,403	1,100,960
Cenovus Energy, Inc.	143,254	1,812,031
Devon Energy Corp.	32,398	1,036,736
Royal Dutch Shell PLC - Class A	81,027	1,822,549
		9,735,669
Personal Products – 1.2%
Unilever NV	64,143	2,795,235
Pharmaceuticals – 10.8%
GlaxoSmithKline PLC	173,113	3,503,444
Johnson & Johnson	73,652	7,565,533
Novartis AG	59,181	5,130,242
Pfizer, Inc.	176,070	5,683,540
Roche Holding AG	7,955	2,195,907
Sanofi	17,383	1,484,629
		25,563,295
Real Estate Investment Trusts (REITs) – 1.9%
American Capital Agency Corp.	62,760	1,088,258
Hatteras Financial Corp.	72,560	954,164
Two Harbors Investment Corp.	314,194	2,544,971
		4,587,393
Real Estate Management & Development – 0.4%
Cheung Kong Property Holdings, Ltd.	138,500	900,720
Software – 6.3%
Lectra	97,057	1,276,094
Microsoft Corp.	105,470	5,851,476
Oracle Corp.	215,151	7,859,466
		14,987,036
Specialty Retail – 0.7%
Matas A/S	90,353	1,750,211
Technology Hardware, Storage & Peripherals – 0.4%
Canon, Inc.	29,800	911,258
Tobacco – 2.5%
KT&G Corp.*	11,185	997,042
Swedish Match AB	138,212	4,918,588
		5,915,630
Transportation Infrastructure – 0.7%
BBA Aviation PLC	277,521	773,539
Hamburger Hafen und Logistik AG	64,542	986,049
		1,759,588
Wireless Telecommunication Services – 4.6%
America Movil SAB de CV - Series L	5,795,067	4,076,864
Rogers Communications, Inc. - Class B	113,373	3,910,488
Vodafone Group PLC	883,997	2,879,639
		10,866,991
Total Common Stocks (cost $195,586,239)		203,940,365
Repurchase Agreements – 13.1%
Undivided interest of 0.9% in a joint repurchase agreement (principal amount $96,200,000 with a maturity value of $96,202,672) with ING Financial Markets LLC, 0.2500%, dated 12/31/15, maturing 1/4/16 to be repurchased at $900,025 collateralized by $98,455,000 in U.S. Treasuries 0.7500% - 2.5000%, 12/31/17 - 2/15/45 with a value of $98,128,087	$900,000	900,000

Shares or Principal Amounts		Value
Repurchase Agreements – (continued)
Undivided interest of 8.6% in a joint repurchase agreement (principal amount $350,000,000 with a maturity value of $350,010,111) with RBC Capital Markets Corp., 0.2600%, dated 12/31/15, maturing 1/4/16 to be repurchased at $30,000,867 collateralized by $354,708,165 in U.S. Treasuries 0% - 8.5000%, 2/15/17 - 5/15/45 with a value of $357,000,051	$30,000,000	$30,000,000
Total Repurchase Agreements (cost $30,900,000)		30,900,000
Total Investments (total cost $226,486,239) – 99.1%		234,840,365
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		2,226,551
Net Assets – 100%		$237,066,916

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$137,118,608	58.4%
United Kingdom	27,594,660	11.8
Japan	15,827,074	6.7
Switzerland	10,723,077	4.6
France	9,172,769	3.9
Mexico	6,838,842	2.9
Canada	6,823,479	2.9
South Korea	5,346,551	2.3
Sweden	4,918,588	2.1
Netherlands	2,795,235	1.2
Hong Kong	2,756,574	1.2
Norway	2,188,648	0.9
Denmark	1,750,211	0.7
Germany	986,049	0.4

Total	$234,840,365	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)

Credit Suisse International:
Euro	2/4/16	2,338,000	$2,542,507	$11,992
Japanese Yen	2/4/16	338,311,000	2,817,114	(9,554)

			5,359,621	2,438

HSBC Securities (USA), Inc.:
Japanese Yen	1/21/16	353,000,000	2,938,392	(31,080)

JPMorgan Chase & Co.:
Euro	1/14/16	2,755,000	2,994,305	28,608

RBC Capital Markets Corp.:
Euro	2/4/16	869,000	945,012	4,539
Japanese Yen	2/4/16	458,620,000	3,818,926	(12,863)

			4,763,938	(8,324)

Total			$16,056,256	$(8,358)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 203,940,365	$ -	$ -
Repurchase Agreements	-	30,900,000	-
Total Investments in Securities	$ 203,940,365	$ 30,900,000	$ -

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 45,139	$ -
Total Assets	$ 203,940,365	$ 30,945,139	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 53,497	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Perkins Global Value Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $80,900,636 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2015 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $15,615,689.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 227,185,567	$29,295,079	$(21,640,281)	$ 7,654,798

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Perkins International Value Fund

Schedule of Investments (unaudited)

December 31, 2015

Shares or Principal Amounts		Value
Common Stocks – 90.7%
Aerospace & Defense – 7.1%
BAE Systems PLC	50,237	$369,948
Cobham PLC	57,697	240,847
Meggitt PLC	26,292	145,212
Safran SA	1,338	92,132
		848,139
Air Freight & Logistics – 1.0%
Panalpina Welttransport Holding AG	1,024	115,050
Automobiles – 4.2%
Honda Motor Co., Ltd.	7,400	240,756
Hyundai Motor Co.	2,026	257,506
		498,262
Beverages – 4.0%
Diageo PLC	13,325	364,634
Stock Spirits Group PLC	52,499	107,949
		472,583
Chemicals – 2.4%
Nippon Fine Chemical Co., Ltd.	7,800	58,737
Nitto FC Co., Ltd.	7,200	54,398
Potash Corp. of Saskatchewan, Inc.	10,433	178,722
		291,857
Commercial Services & Supplies – 3.4%
G4S PLC	57,176	190,044
Secom Co., Ltd.	2,300	157,697
Secom Joshinetsu Co., Ltd.	1,700	56,865
		404,606
Communications Equipment – 0.4%
Icom, Inc.	2,400	50,305
Construction Materials – 2.1%
HeidelbergCement AG	2,029	166,721
Vicat	1,472	88,515
		255,236
Diversified Consumer Services – 0.2%
Shingakukai Co., Ltd.	4,100	21,083
Diversified Financial Services – 1.2%
Deutsche Boerse AG	1,593	140,883
Diversified Telecommunication Services – 2.8%
Singapore Telecommunications, Ltd.	77,000	199,386
Telenor ASA	7,072	118,525
Telesites SAB*	16,534	10,758
		328,669
Electrical Equipment – 2.4%
ABB, Ltd.*	12,290	220,442
Cosel Co., Ltd.	7,500	68,148
		288,590
Electronic Equipment, Instruments & Components – 0.2%
Kitagawa Industries Co., Ltd.	2,888	27,996
Food & Staples Retailing – 1.5%
Tesco PLC*	82,273	181,298
Food Products – 6.6%
Danone SA	5,506	372,611
Nestle SA	3,856	287,092
Orkla ASA	16,505	130,755
		790,458
Health Care Equipment & Supplies – 0.6%
Medikit Co., Ltd.	150	4,568
Nakanishi, Inc.	1,600	62,639
		67,207
Health Care Providers & Services – 1.0%
As One Corp.	3,000	115,826
Industrial Conglomerates – 3.0%
CK Hutchison Holdings, Ltd.	17,184	231,935
Smiths Group PLC	8,794	121,781
		353,716
Insurance – 1.3%
Sompo Japan Nipponkoa Holdings, Inc.	4,700	156,862
Media – 2.8%
Grupo Televisa SAB (ADR)	7,642	207,939

Shares or Principal Amounts		Value
Common Stocks – (continued)
Media – (continued)
UBM PLC	15,507	$120,343
		328,282
Multi-Utilities – 2.7%
Engie SA	18,297	324,566
Oil, Gas & Consumable Fuels – 4.7%
BP PLC (ADR)	7,244	226,447
Canadian Natural Resources, Ltd.	4,885	106,704
Cenovus Energy, Inc.	8,630	109,162
Royal Dutch Shell PLC - Class A	5,127	115,322
		557,635
Personal Products – 1.9%
Unilever NV	5,087	221,682
Pharmaceuticals – 8.8%
GlaxoSmithKline PLC	13,265	268,456
Novartis AG	4,247	368,161
Roche Holding AG	847	233,807
Sanofi	2,072	176,963
		1,047,387
Professional Services – 2.1%
Michael Page International PLC	34,966	249,606
Real Estate Management & Development – 1.2%
Brookfield Real Estate Services, Inc.	6,058	64,192
Cheung Kong Property Holdings, Ltd.	12,000	78,041
		142,233
Software – 2.0%
Lectra	5,597	73,589
Nintendo Co., Ltd.	1,200	167,299
		240,888
Specialty Retail – 1.8%
Matas A/S	5,202	100,767
Nitori Holdings Co., Ltd.	1,400	119,171
		219,938
Technology Hardware, Storage & Peripherals – 0.9%
Canon, Inc.	3,600	110,085
Tobacco – 7.3%
Imperial Tobacco Group PLC	6,513	344,308
KT&G Corp.*	1,632	145,478
Swedish Match AB	10,695	380,606
		870,392
Trading Companies & Distributors – 0.3%
Kuroda Electric Co., Ltd.	1,800	33,625
Transportation Infrastructure – 2.5%
BBA Aviation PLC	41,986	117,028
Flughafen Zuerich AG	155	116,641
Hamburger Hafen und Logistik AG	4,531	69,223
		302,892
Wireless Telecommunication Services – 6.3%
America Movil SAB de CV - Series L	330,681	232,636
Rogers Communications, Inc. - Class B	9,092	313,603
Vodafone Group PLC	61,768	201,211
		747,450
Total Common Stocks (cost $11,576,632)		10,805,287
Repurchase Agreements – 8.4%
Undivided interest of 1.0% in a joint repurchase agreement (principal amount $96,200,000 with a maturity value of $96,202,672) with ING Financial Markets LLC, 0.2500%, dated 12/31/15, maturing 1/4/16 to be repurchased at $1,000,028 collateralized by $98,455,000 in U.S. Treasuries 0.7500% - 2.5000%, 12/31/17 - 2/15/45 with a value of $98,128,087 (cost $1,000,000)	$1,000,000	1,000,000
Total Investments (total cost $12,576,632) – 99.1%		11,805,287
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		106,155
Net Assets – 100%		$11,911,442

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$3,364,434	28.5%
Japan	1,506,060	12.8
Switzerland	1,341,193	11.4
France	1,128,376	9.6

United States	1,000,000	8.5
Canada	772,383	6.5
Mexico	451,333	3.8
South Korea	402,984	3.4
Sweden	380,606	3.2
Germany	376,827	3.2
Hong Kong	309,976	2.6
Norway	249,280	2.1
Netherlands	221,682	1.9
Singapore	199,386	1.7
Denmark	100,767	0.8

Total	$11,805,287	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 10,805,.287	$ -	$ -
Repurchase Agreements	-	1,000,000	-
Total Assets	$ 10,805,.287	$ 1,000,000	$ -

Significant Accounting Policies

Perkins International Value Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-five Funds which include multiple series of shares, with differing investment objectives and policies. The Fund invests primarily in equity securities. The Fund is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2015 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $8,643,670 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities (also known as “A Shares”).Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 12,609,494	$ 803,558	$ (1,607,765)	$ (804,207)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial
Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by
Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and
Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as
Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Trust

By: /s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Investment Trust
(Principal Executive Officer)

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Investment Trust
(Principal Executive Officer)

Date: February 29, 2016

By: /s/ Jesper Nergaard
Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Investment Trust
(Principal Accounting Officer and Principal Financial Officer)

Date: February 29, 2016

OMB APPROVAL

Item 3. Exhibits.

Rule 30a-2(a)/Section 302 Certifications

I, Bruce Koepfgen, certify that:

1. I have reviewed this report on Form N-Q of Janus Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 29, 2016

/s/ Bruce Koepfgen
Bruce Koepfgen
President and Chief Executive Officer of Janus Investment Trust
(Principal Executive Officer)

Rule 30a-2(a)/Section 302 Certifications

I, Jesper Nergaard, certify that:

1. I have reviewed this report on Form N-Q of Janus Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 29, 2016

/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting
Officer of Janus Investment Trust (Principal Accounting Officer and Principal
Financial Officer)

[Janus letterhead]

February 29, 2016

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

RE: JANUS INVESTMENT TRUST N-Q Filing

Janus Asia Equity Fund

Janus Balanced Fund

Janus Contrarian Fund

Janus Emerging Markets Fund

Janus Enterprise Fund

Janus Forty Fund

Janus Fund

Janus Global Life Sciences Fund

Janus Global Real Estate Fund

Janus Global Research Fund

Janus Global Select Fund

Janus Global Technology Fund

Janus Growth and Income Fund

Janus International Equity Fund

Janus Overseas Fund

Janus Research Fund

Janus Triton Fund

Janus Twenty Fund

Janus Venture Fund

Perkins Global Value Fund

Perkins International Value Fund

(collectively, the "Funds")
1933 Act File No. 2-34393
1940 Act File No. 811-1879

Dear Sir or Madam:

Pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, and
Rule 30b1-5 thereunder, and Section 13(a) or 15(d) of the Securities Exchange
Act of 1934, as amended, the Funds’ complete portfolio holdings on Form
N-Q, dated December 31, 2015, are hereby electronically transmitted.

If you have any questions regarding this filing, please call me at (303)
394-7624.

Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting

Officer of Janus Investment Trust (Principal Accounting Officer and Principal
Financial Officer)